THE GLENBROOK PROVIDER VARIABLE ANNUITY

GLENBROOK LIFE AND ANNUITY COMPANY
P.O. BOX 94042
PALATINE, IL 60094 OR
TELEPHONE NUMBER: 1-800-755-5275                PROSPECTUS DATED
                                                     MAY 1, 2000

--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the Glenbrook Provider Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 22 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 20 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("FUNDS"):

- AIM VARIABLE INSURANCE FUNDS

- AMERICAN CENTURY VARIABLE PORTFOLIOS (VP), INC.

- THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

- DREYFUS STOCK INDEX FUND

- DREYFUS VARIABLE INVESTMENT FUND (VIF)

- FIDELITY VARIABLE INSURANCE PRODUCTS FUND

- MFS VARIABLE INSURANCE TRUST

Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

                                  - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                               PAGE
-----------------------------------------------------
OVERVIEW
-----------------------------------------------------
   Important Terms                               3
-----------------------------------------------------
   The Contract At A Glance                      4
-----------------------------------------------------
   How the Contract Works                        6
-----------------------------------------------------
   Expense Table                                 7
-----------------------------------------------------
   Financial Information                        11
-----------------------------------------------------
CONTRACT FEATURES
-----------------------------------------------------
   The Contract                                 12
-----------------------------------------------------
   Purchases                                    13
-----------------------------------------------------
   Contract Value                               14
-----------------------------------------------------
   Investment Alternatives                      15
-----------------------------------------------------
      The Variable Sub-Accounts                 15
-----------------------------------------------------
      The Fixed Account Options                 16
-----------------------------------------------------
      Transfers                                 18
-----------------------------------------------------
   Expenses                                     20
-----------------------------------------------------
   Access To Your Money                         22
-----------------------------------------------------
   Income Payments                              23
-----------------------------------------------------

-----------------------------------------------------
                                               PAGE
   Death Benefits                               24
-----------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------
   More Information:                            26
-----------------------------------------------------
      Glenbrook                                 26
-----------------------------------------------------
      The Variable Account                      26
-----------------------------------------------------
      The Portfolios                            27
-----------------------------------------------------
      The Contract                              27
-----------------------------------------------------
      Qualified Plans                           28
-----------------------------------------------------
      Legal Matters                             28
-----------------------------------------------------
      Year 2000                                 28
-----------------------------------------------------
   Taxes                                        29
-----------------------------------------------------
   Annual Reports and Other Documents           32
-----------------------------------------------------
   Experts                                      32
-----------------------------------------------------
   Performance Information                      33
-----------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES         A-1
-----------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT
EXAMPLE                                        B-1
-----------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE
OF CONTENTS                                    C-1
-----------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                               PAGE
-----------------------------------------------------
   Accumulation Phase                           6
-----------------------------------------------------
   Accumulation Unit                         11, 14
-----------------------------------------------------
   Accumulation Unit Value                   11, 14
-----------------------------------------------------
   Annuitant                                   12
-----------------------------------------------------
   Automatic Additions Program                 13
-----------------------------------------------------
   Automatic Portfolio Rebalancing Program     19
-----------------------------------------------------
   Beneficiary                                 12
-----------------------------------------------------
   Cancellation Period                          4
-----------------------------------------------------
   *Contract                                   12
-----------------------------------------------------
   Contract Anniversary                         5
-----------------------------------------------------
   Contract Owner ("You")                      12
-----------------------------------------------------
   Contract Value                              14
-----------------------------------------------------
   Contract Year                                4
-----------------------------------------------------
   Death Benefit Anniversary                   25
-----------------------------------------------------
   Dollar Cost Averaging Program               19
-----------------------------------------------------
   Due Proof of Death                          24
-----------------------------------------------------
   Enhanced Death Benefit Rider                25
-----------------------------------------------------
   Fixed Account Options                       16
-----------------------------------------------------
   Free Withdrawal Amount                      20
-----------------------------------------------------
   Glenbrook ("We")                            26
-----------------------------------------------------

                                               PAGE

-----------------------------------------------------
   Guarantee Periods                           16
-----------------------------------------------------
   Income Plan                                 23
-----------------------------------------------------
   Investment Alternatives                      1
-----------------------------------------------------
   Issue Date                                   6
-----------------------------------------------------
   Market Value Adjustment                     17
-----------------------------------------------------
   Payout Phase                                 6
-----------------------------------------------------
   Payout Start Date                           23
-----------------------------------------------------
   Portfolios                                  26
-----------------------------------------------------
   Qualified Contracts                          4
-----------------------------------------------------
   SEC                                          1
-----------------------------------------------------
   Settlement Value                            24
-----------------------------------------------------
   Systematic Withdrawal Program               22
-----------------------------------------------------
   Valuation Date                              13
-----------------------------------------------------
   Variable Account                            26
-----------------------------------------------------
   Variable Sub-Account                        26
-----------------------------------------------------

* In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                            3     - PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with as little as $3,000 ($2,000 for "QUALIFIED CONTRACTS," which are Contracts issued with
                                            QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $50.
--------------------------------------------------------------------------------------------------------
RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent federal or state law
                                            permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------
EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.35% of
                                               average daily net assets (1.45% if you select the
                                               ENHANCED DEATH BENEFIT RIDER)
                                            -  Annual contract maintenance charge of $35 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payment withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR   (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                     The Contract offers 22 investment alternatives including:
                                            -  2 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  20 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                            -  A I M Advisors, Inc.
                                            -  American Century Investment Management, Inc.
                                            -  The Dreyfus Corporation
                                            -  Fidelity Management & Research Company
                                            -  Massachusetts Financial Services
                                            To find out current rates being paid on the Fixed Account
                                            Options or how the Variable Sub-Accounts have performed,
                                            call us at 1-800-755-5275.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM

                            4     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a "joint and survivor" life income with guaranteed
                                               payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT (if the Contract is owned by a
                                            non-natural person) die before the PAYOUT START DATE, we
                                            will pay the death benefit described in the Contract. We
                                            offer an Enhanced Death Benefit Rider.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers to a Guarantee Period of the Fixed Account must be at least $50.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year", which we measure from the date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial withdrawals are available under limited circumstances on or after the
                                            Payout Start Date. A 10% federal tax penalty may apply if
                                            you withdraw before you are 59 1/2 years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.

                            5     - PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 22 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the 2 Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

    EFFECTIVE           ACCUMULATION PHASE              PAYOUT          PAYOUT
      DATE                                            START DATE         PHASE
   ----------------------------------------------------------------------------------------------------
   You buy       You save for retirement             You elect to   You can receive   Or you can
   a Contract                                        receive        income payments   receive income
                                                     income         for a set         payments for life
                                                     payments or    period
                                                     receive a
                                                     lump sum
                                                     payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "THE CONTRACT." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "DEATH BENEFITS."

Please call us at 1-800-755-5275 if you have any question about how the Contract works.

                            6     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:  0   1   2   3   4   5   6+
------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                6%  6%  5%  5%  4%  3%  0%
------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                         $35.00**
------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                              $10.00***
------------------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments WITHOUT incurring a withdrawal charge.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.25%*
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.35%
----------------------------------------------------------------------

*If you select the Enhanced Death Benefit Rider, the mortality and expense risk charge is 1.35%.

                            7     - PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily assets)*

                                                                                   Rule                           Total Portfolio
                                                                Management         12b-1          Other               Annual
Portfolio                                                          Fees            Fees          Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                0.62%             N/A           0.11%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                  0.60%             N/A           0.23%                0.83%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                    0.65%             N/A           0.49%                1.14%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                               0.50%             N/A           0.40%                0.90%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                              0.63%             N/A           0.10%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                   0.61%             N/A           0.16%                0.77%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                0.75%             N/A           0.22%                0.97%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                               0.61%             N/A           0.15%                0.76%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (1)                                  0.90%             N/A           N/A                  0.90%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International (1)                             1.34%             N/A           N/A                  1.34%
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                0.75%             N/A           0.04%                0.79%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                          0.25%             N/A           0.01%                0.26%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income Portfolio                             0.75%             N/A           0.04%                0.79%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market Portfolio                                0.50%             N/A           0.08%                0.58%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Company Stock Portfolio                         0.75%             N/A           0.22%                0.97%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-TM- Portfolio (2)(3)                      0.58%             N/A           0.09%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2)(3)                       0.48%             N/A           0.09%                0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2)(3)                              0.58%             N/A           0.08%                0.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2)                            0.58%             N/A           0.11%                0.69%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (4)                                    0.75%             N/A           0.09%                0.84%
---------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Series** (5)                                 0.55%             N/A           0.45%                1.00%
---------------------------------------------------------------------------------------------------------------------------------

 * The figures shown in the table are for the year ended December 31, 1999, except as otherwise noted.
** Not available to new investors.

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Initial Class.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' or FMR on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the total operating expenses presented in the table would have been 0.65% for Contrafund-TM- Portfolio, 0.56% for Equity-Income Portfolio, and 0.65% for Growth Portfolio

(4) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series.

(5) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.45% for Limited Maturity Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

                            8     - PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract at the end of each time period, and

- elected the Enhanced Death Benefit Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $74               $1124              $ 147               $260
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $75               $ 117              $ 152               $270
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                                      $78               $ 126              $ 168               $302
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $76               $ 119              $ 156               $277
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $74               $ 114              $ 147               $260
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $74               $ 115              $ 149               $264
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $77               $ 121              $ 159               $285
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $74               $ 114              $ 149               $263
------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced                                   $76               $ 119              $ 156               $277
------------------------------------------------------------------------------------------------------------------------------
American Century VP International                              $80               $ 132              $1878               $321
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth                        $75               $ 115              $ 150               $266
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                            $69               $  99              $ 123               $210
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth and Income                                  $75               $ 115              $ 150               $266
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market                                       $73               $ 109              $ 139               $244
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Company Stock                                $77               $ 121              $ 159               $285
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-TM-                                    $73               $ 111              $ 143               $252
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $72               $ 108              $ 138               $242
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $73               $ 111              $ 143               $252
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $74               $ 112              $ 145               $256
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $75               $ 117              $ 153               $271
------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity*                                          $77               $ 122              $ 161               $288
------------------------------------------------------------------------------------------------------------------------------

*Not available to new investors

                            9     - PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $23                $71               $122                $260
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $24                $74               $127                $270
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                                      $27                $84               $143                $302
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $25                $76               $130                $277
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $23                $71               $122                $260
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $23                $72               $124                $264
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $26                $78               $134                $285
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $23                $72               $123                $263
------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced                                   $25                $76               $130                $277
------------------------------------------------------------------------------------------------------------------------------
American Century VP International                              $29                $90               $153                $321
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth                        $24                $73               $125                $266
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                            $18                $56               $ 97                $210
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth and Income                                  $24                $73               $125                $266
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market                                       $22                $66               $114                $244
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Company Stock                                $26                $78               $134                $285
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-TM-                                    $22                $69               $117                $252
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $21                $66               $113                $242
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $22                $69               $117                $252
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $23                $70               $119                $256
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $24                $74               $127                $271
------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity*                                          $26                $79               $135                $288
------------------------------------------------------------------------------------------------------------------------------

*Not available to new investors

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIOS ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED ABOVE. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.35%. IF THAT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT SIZE OF $47,490.

                           10     - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

                           11     - PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Glenbrook Provider Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or , if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 27.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). You may designate a joint Annuitant, who is a second person on whose life income payments depend at the time you select an Income Plan. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

    (i) the youngest Contract owner; otherwise,

    (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or survives the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                           12     - PROSPECTUS

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
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MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your sales representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our headquarters.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 4 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return your Contract by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

                           13     - PROSPECTUS

CONTRACT VALUE
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Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment Accumulation Units you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider described on page 25 below.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                           14     - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
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You may allocate your purchase payments to up to 20 Variable Sub-Accounts. Each
Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO:                              EACH PORTFOLIO SEEKS:                   INVESTMENT ADVISOR:
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Capital Appreciation Fund      Growth of capital
AIM V.I. Diversified Income Fund        A high level of current income
AIM V.I. Global Utilities Fund          A high level of current income and
                                        secondarily, growth of capital
AIM V.I. Government Securities Fund     A high level of current income
                                        consistent with a reasonable concern
                                        for safety of principal
AIM V.I. Growth Fund                    Growth of capital                              A I M
                                                                                  Advisors, Inc.
AIM V.I. Growth and Income Fund         Growth of capital with a secondary
                                        objective of current income
AIM V.I. International Equity Fund      Long-term growth of capital
AIM V.I. Value Fund                     Long-term growth of capital and income
                                        as a secondary objective
AMERICAN CENTURY VARIABLE PORTFOLIOS (VP), INC.
American Century VP Balanced            Long-term capital growth and current
                                        income
American Century VP International       Long-term capital growth                 American Century
                                                                                    Investment
                                                                                 Management, Inc.
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS
VARIABLE INVESTMENT FUND (VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
The Dreyfus Socially Responsible        Capital growth and, secondarily,
Growth Fund, Inc.                       current income
Dreyfus Stock Index Fund                To match the total return of the
                                        Standard & Poor's 500 Composite Stock
                                        Price Index
Dreyfus VIF Growth & Income Portfolio   Long-term capital growth, current           The Dreyfus
                                        income and growth of income,                Corporation
                                        consistent with reasonable investment
                                        risk
Dreyfus VIF Money Market Portfolio      A high level of current income as is
                                        consistent with the preservation of
                                        capital and the maintenance of
                                        liquidity
Dreyfus VIF Small Company Stock         Investment returns (consisting of
Portfolio                               capital appreciation and income) that
                                        are greater than the total return
                                        performance of stocks represented by
                                        the Russell 2500-TM- Stock Index
                                        ("Russell 2500")
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Contrafund-Registered      Long-term capital appreciation
Trademark- Portfolio
Fidelity VIP Equity-Income Portfolio    Reasonable income
Fidelity VIP Growth Portfolio           Capital appreciation
Fidelity VIP High Income Portfolio      High level of current income while           Fidelity
                                        also considering growth of capital         Management &
                                                                                 Research Company
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
MFS Emerging Growth Series              Long-term growth of capital
MFS Limited Maturity Series**           Provide as high a level of current         Massachusetts
                                        income as is believed to be consistent  Financial Services with prudent investment risk.
                                        Secondary objective is to protect
                                        shareholders' capital.

* A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.
**  Not available to new investors.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                           15     - PROSPECTUS

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

                           16     - PROSPECTUS

INVESTMENT ALTERNATIVES : THE FIXED ACCOUNT OPTIONS
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You may allocate all or a portion of your purchase payments to the Fixed
Account. You may choose from among 2 Fixed Account Options including a dollar cost averaging option and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Purchase payments that you allocate to the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("DCA FIXED ACCOUNT OPTION") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option. However, you may not choose less than 3 or more than 36 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, we will transfer the remaining payment and associated earnings to the Money Market Variable Sub-Account. No transfers are permitted into the Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to this Option, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option. For current interest rate information, please contact your sales representative or our customer support unit at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and ten years in length. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Glenbrook at 1-800-755-5275.

                           17     - PROSPECTUS

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                              END OF CONTRACT YEAR

                                                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                  ----------   ----------   ----------   ----------   ----------
Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                         1.045
                                                  ----------
                                                  $10,450.00
Contract Value at end of Contract Year                         $10,450.00
  X (1 + Annual Interest Rate)                                      1.045
                                                               ----------
                                                               $10,920.25
Contract Value at end of Contract Year                                      $10,920.25
  X (1 + Annual Interest Rate)                                                   1.045
                                                                            ----------
                                                                            $11,411.66
Contract Value at end of Contract Year                                                   $11,411.66
  X (1 + Annual Interest Rate)                                                                1.045
                                                                                         ----------
                                                                                         $11,925.19
Contract Value at end of Contract Year                                                                $11,925.19
  X (1 + Annual Interest Rate)                                                                             1.045
                                                                                                      ----------
                                                                                                      $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30- day period after the end of the Guarantee Period, you may:

    1) take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

    2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

    3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

    4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new

                           18     - PROSPECTUS

        Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make within the Free Withdrawal Amount as described on page 20.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

                           19     - PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub- Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the AIM V.I. Value Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Value Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the AIM V.I. Value Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12

                           20     - PROSPECTUS
transfers you can make without paying a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account.

In addition, we will waive the contract maintenance charge if total purchase payments are $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.35% if you select the Enhanced Death Benefit Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will NOT charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "FREE WITHDRAWAL AMOUNT" are NOT carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

                           21     - PROSPECTUS

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

- on the death of the Contract owner (Annuitant if Contract owner is not a natural person);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties, income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant (if the Contract owner is not a natural person) are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. you request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

                           22     - PROSPECTUS

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 8 above. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. The amount payable upon withdrawal is the Contract Value or a portion therefore, next computed after we receive the request for a withdrawal at our headquarters, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal will reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

                           23     - PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the

                           24     - PROSPECTUS

Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The

                           25     - PROSPECTUS
new Contract owner would be a surviving Contract owner or, if none, the Beneficiaries. In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the funding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a) is the withdrawal amount;

    (b) is the Contract Value immediately prior to the withdrawal; and

    (c) is the Contract value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER
For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the value of the Enhanced Death Benefit Rider, which is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) is the withdrawal amount,

    (b) is the Contract Value immediately prior to the withdrawal, and

    (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday. The Enhanced Death Benefit Rider will never be greater than the maximum death benefit allowed by any state non-forfeiture laws that govern the Contract.

DEATH BENEFIT PAYMENTS
A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the distribution upon death is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

                           26     - PROSPECTUS

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION
-------------------------------------------------------------------

GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+(Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+-Registered Trademark-because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts, Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so

                           27     - PROSPECTUS
warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc.*, located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter and distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed

*Effective May 1, 2000, Allstate Life Financial Services, Inc. was renamed
 ALFS, Inc.

                           28     - PROSPECTUS

0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.

YEAR 2000
Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("YEAR 2000 ISSUE"). Glenbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also included Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Because of the accuracy of this plan, and its timely completion, Glenbrook has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

                           29     - PROSPECTUS

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Non-qualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year

                           30     - PROSPECTUS
of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should

                           31     - PROSPECTUS
review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                           32     - PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:/ /www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 94042, Palatine, IL 60094 (telephone:
1-800-755-5275).

EXPERTS
The financial statements and the related financial statement schedule incorporated in this prospectus by reference from Glenbrook's Annual Report on Form 10-K for the year ended December 31, 1999, have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                           33     - PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                           34     - PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                                  BASIC POLICY

                                                                 FOR THE YEARS
                                                                   BEGINNING
                                                                JANUARY 1** AND
                                                              ENDING DECEMBER 31
                                                              -------------------
                                                                1998       1999
                                                              --------   --------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $30.700
  Accumulation Unit Value, End of Period....................  $30.700    $17.628
  Number of Units Outstanding, End of Period................    6,547      7,877
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $10.131
  Accumulation Unit Value, End of Period....................  $10.131     $9.802
  Number of Units Outstanding, End of Period................    9,663     13,500
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $11.444
  Accumulation Unit Value, End of Period....................  $11.444    $15.079
  Number of Units Outstanding, End of Period................        0          0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $10.868
  Accumulation Unit Value, End of Period....................  $10.868    $10.290
  Number of Units Outstanding, End of Period................      692        719
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $13.490
  Accumulation Unit Value, End of Period....................  $13.490    $17.998
  Number of Units Outstanding, End of Period................   15,902     14,265
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $12.897
  Accumulation Unit Value, End of Period....................  $12.897    $17.081
  Number of Units Outstanding, End of Period................   52,358     21,097
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $11.445
  Accumulation Unit Value, End of Period....................  $11.445    $17.507
  Number of Units Outstanding, End of Period................    1,491      1,207
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $13.299
  Accumulation Unit Value, End of Period....................  $13.299    $17.043
  Number of Units Outstanding, End of Period................   34,858     34,854
AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.618    $12.134
  Accumulation Unit Value, End of Period....................  $12.134    $13.175
  Number of Units Outstanding, End of Period................    9,621      9,793
AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.025    $11.752
  Accumulation Unit Value, End of Period....................  $11.752    $19.020
  Number of Units Outstanding, End of Period................      344        371
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.813    $13.286
  Accumulation Unit Value, End of Period....................  $13.286    $17.688
  Number of Units Outstanding, End of Period................    4,726      6,933
DREYFUS STOCK INDEX SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $12.830
  Accumulation Unit Value, End of Period....................  $12.830    $15.267
  Number of Units Outstanding, End of Period................   39,205     37,405

                                                                 FOR THE YEARS
                                                                   BEGINNING
                                                                JANUARY 1** AND
                                                              ENDING DECEMBER 31
                                                              -------------------
                                                                1998       1999
                                                              --------   --------
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.602    $11.674
  Accumulation Unit Value, End of Period....................  $11.674    $13.636
  Number of Units Outstanding, End of Period................   15,709     13,729
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.198    $10.582
  Accumulation Unit Value, End of Period....................  $10.582    $10.936
  Number of Units Outstanding, End of Period................      750      6,351
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $11.161    $10.359
  Accumulation Unit Value, End of Period....................  $10.359    $11.303
  Number of Units Outstanding, End of Period................      710        708
FIDELITY VIP CONTRAFUND SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $11.071    $14.205
  Accumulation Unit Value, End of Period....................  $14.205    $17.414
  Number of Units Outstanding, End of Period................    9,350     10,442
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.000    $11.270
  Accumulation Unit Value, End of Period....................  $11.270    $11.822
  Number of Units Outstanding, End of Period................   40,266     40,268
FIDELITY GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.685    $14.713
  Accumulation Unit Value, End of Period....................  $14.713    $19.950
  Number of Units Outstanding, End of Period................    6,361      7,516
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.779    $10.180
  Accumulation Unit Value, End of Period....................  $10.180    $10.862
  Number of Units Outstanding, End of Period................    5,530      6,101
MFS EMERGING GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............  $10.999    $14.566
  Accumulation Unit Value, End of Period....................  $14.566    $25.395
  Number of Units Outstanding, End of Period................    4,972      6,246
MFS LIMITED MATURITY SUB-ACCOUNT***
  Accumulation Unit Value, Beginning of Period..............  $10.269    $10.298
  Accumulation Unit Value, End of Period....................  $10.298    $10.780
  Number of Units Outstanding, End of Period................    1,014        995

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                                                                  FOR THE YEARS
                                                              BEGINNING JANUARY 1*
                                                                   AND ENDING
                                                                   DECEMBER 31
                                                              ---------------------
                                                                1998        1999
                                                              ---------   ---------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $12.344
  Accumulation Unit Value, End of Period....................   $12.344     $17.594
  Number of Units Outstanding, End of Period................     5,197      13,896
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $10.121
  Accumulation Unit Value, End of Period....................   $10.121      $9.784
  Number of Units Outstanding, End of Period................     8,931       7,601
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $11.433
  Accumulation Unit Value, End of Period....................   $11.433     $15.050
  Number of Units Outstanding, End of Period................         0       1,584
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $10.858
  Accumulation Unit Value, End of Period....................   $10.858     $10.270
  Number of Units Outstanding, End of Period................     7,546      39,816
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $13.477
  Accumulation Unit Value, End of Period....................   $13.477     $17.964
  Number of Units Outstanding, End of Period................    15,252      14,638
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $12.885
  Accumulation Unit Value, End of Period....................   $12.885     $17.048
  Number of Units Outstanding, End of Period................    53,358      48,463
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $11.434
  Accumulation Unit Value, End of Period....................   $11.434     $17.474
  Number of Units Outstanding, End of Period................     5,403       4,967
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $13.287
  Accumulation Unit Value, End of Period....................   $13.287     $17.011
  Number of Units Outstanding, End of Period................    52,510      64,070
AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.618     $12.116
  Accumulation Unit Value, End of Period....................   $12.116     $13.142
  Number of Units Outstanding, End of Period................     7,716      10,484
AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.025     $11.734
  Accumulation Unit Value, End of Period....................   $11.734     $18.972
  Number of Units Outstanding, End of Period................     5,196       5,546
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.813     $13.265
  Accumulation Unit Value, End of Period....................   $13.265     $17.643
  Number of Units Outstanding, End of Period................     4,373       3,528

 * The AIM Variable Sub-Accounts as well as, the Fidelity Equity Income, and Dreyfus Stock Index Variable Sub-Accounts commenced operations on
   January 26, 1998. The other Variable Sub-Accounts commenced operations on June 17, 1997, but had no material operations for the year ended
   December 31, 1997. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

** Not available to new investors.

                                                                  FOR THE YEARS
                                                              BEGINNING JANUARY 1*
                                                                   AND ENDING
                                                                   DECEMBER 31
                                                              ---------------------
                                                                1998        1999
                                                              ---------   ---------
DREYFUS STOCK INDEX SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $12.819
  Accumulation Unit Value, End of Period....................   $12.819     $15.237
  Number of Units Outstanding, End of Period................    86,935      80,779
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.602     $11.656
  Accumulation Unit Value, End of Period....................   $11.656     $13.601
  Number of Units Outstanding, End of Period................    18,031      18,597
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.198     $10.566
  Accumulation Unit Value, End of Period....................   $10.566     $10.909
  Number of Units Outstanding, End of Period................    13,027      40,342
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $11.161     $10.343
  Accumulation Unit Value, End of Period....................   $10.343     $11.275
  Number of Units Outstanding, End of Period................     5,753       5,754
FIDELITY VIP CONTRAFUND SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $11.071     $14.184
  Accumulation Unit Value, End of Period....................   $14.184     $17.370
  Number of Units Outstanding, End of Period................    11,838      14,873
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $11.259
  Accumulation Unit Value, End of Period....................   $11.259     $11.799
  Number of Units Outstanding, End of Period................    76,050      70,192
FIDELITY GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.685     $14.691
  Accumulation Unit Value, End of Period....................   $14.691     $19.899
  Number of Units Outstanding, End of Period................     8,947      11,241
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.779     $10.164
  Accumulation Unit Value, End of Period....................   $10.164     $10.834
  Number of Units Outstanding, End of Period................    28,509      27,471
MFS EMERGING GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.999     $14.544
  Accumulation Unit Value, End of Period....................   $14.544     $25.331
  Number of Units Outstanding, End of Period................     6,085      10,929
MFS LIMITED MATURITY SUB-ACCOUNT***
  Accumulation Unit Value, Beginning of Period..............   $10.269     $10.273
  Accumulation Unit Value, End of Period....................   $10.273     $10.753
  Number of Units Outstanding, End of Period................     3,996       5,857

  * The Enhanced Death Benefit Rider has been available since the contracts were first offered. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

 ** The inception dates of the Variable Sub-Accounts are listed in the footnote to the Accumulation Unit Value Table for the Basic Policy above.

*** Not available to new investors.

APPENDIX B
MARKET VALUE ADJUSTMENT EXAMPLE
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I      =      the Treasury Rate for a maturity equal to the Guarantee
                Period for the week preceding the establishment of the
                Guarantee Period.

  J      =      the Treasury Rate for a maturity equal to the Guarantee
                Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a
                Note with a maturity of the original Guarantee Period is not available, a weighted average will be used.

  N      =      the number of whole and partial years from the date we
                receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee
                Period.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, out of a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                      EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at End of Contract
Year 3:                                                10,000.00 X (1.045)TO THE POWER OF 3 = $11,411.66

Step 2: Calculate the Free Withdrawal Amount:          .15 X (10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge:               .05 X (10,000.00 - 1,500.00) = $425.00

Step 4: Calculate the Market Value Adjustment:           I      =        4.50%
                                                         J      =        4.20%
                                                                         730 days
                                                         N      =        -------       =      2
                                                                         365 days
                                                       Market Value Adjustment Factor: .9 X (I - J) X N
                                                       = .9 X (.045 - .042) X 2 = .0054

                                                       Market Value Adjustment = Market Value Adjustment Factor X Amount Subject to
                                                       Market Value Adjustment:
                                                       = .0054 X (11,411.66 - 1,500) = $53.52

Step 5: Calculate the amount received by Contract
owner as a result of full withdrawal at the end of
Contract Year 3:                                       11,411.66 - 425.00 + 53.52 = $11,040.18

                                             EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1: Calculate Contract Value at End of Contract
Year 3:                                                10,000.00 X (1.045)TO THE POWER OF 3 = $11,411.66

Step 2: Calculate the Free Withdrawal Amount:          .15 X (10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge:               .05 X (10,000.00 - 1,500.00) = $425.00

Step 4: Calculate the Market Value Adjustment:           I      =        4.50%
                                                         J      =        4.80%
                                                                         730 days
                                                         N      =        -------       =      2
                                                                         365 days
                                                       Market Value Adjustment Factor: .9 X (I - J) X N
                                                       = .9 X (.045 - .048) X (2) = -.0054

                                                       Market Value Adjustment = Market Value Adjustment Factor X Amount Subject to
                                                       Market Value Adjustment:
                                                       = -.0054 X (11,411.66 - 1,500) = -$53.52

Step 5: Calculate the amount received by Contract
owner as a result of full withdrawal at the end of
Contract Year 3:                                       11,411.66 - 425.00 - 53.52 = $10,933.14

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                    PAGE
-----------------------------------------------------
   ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
   INVESTMENTS
-----------------------------------------------------
THE CONTRACT
-----------------------------------------------------
   Purchases
-----------------------------------------------------
   Tax-free Exchanges (1035 Exchanges,
   Rollovers and Transfers)
-----------------------------------------------------
PERFORMANCE INFORMATION
-----------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
-----------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
-----------------------------------------------------

DESCRIPTION                                    PAGE

-----------------------------------------------------
   GENERAL MATTERS
-----------------------------------------------------
   Incontestability
-----------------------------------------------------
   Settlements
-----------------------------------------------------
   Safekeeping of the Variable Account's
   Assets
-----------------------------------------------------
   Premium Taxes
-----------------------------------------------------
   Tax Reserves
-----------------------------------------------------
FEDERAL TAX MATTERS
-----------------------------------------------------
QUALIFIED PLANS
-----------------------------------------------------
EXPERTS
-----------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

GLG 72-4

THE GLENBROOK PROVIDER VARIABLE ANNUITY

Glenbrook Life and Annuity Company
P.O. Box 94042
Palatine, IL 60094
Telephone Number: 1-800-755-5275                  Prospectus dated May 1, 2000

--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the Glenbrook Provider Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 41 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 38 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

-          AIM VARIABLE INSURANCE FUNDS

                                                               -          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
-          THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
           FUND, INC.                                          -          GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
                                                               -          MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
                                                                          TRUST-SM-
-          DREYFUS STOCK INDEX FUND
                                                               -          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-          DREYFUS VARIABLE INVESTMENT FUND (VIF)
                                                               -          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.*

*Formerly, the Morgan Stanley Dean Witter Universal Funds, Inc.

Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT
                   FDIC INSURED.

GLG257-2

                            1     - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        Page
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          13
----------------------------------------------------------------------------
   Purchases                                                             14
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          16
----------------------------------------------------------------------------
      The Fixed Account Options                                          18
----------------------------------------------------------------------------
      Transfers                                                          20
----------------------------------------------------------------------------
   Expenses                                                              22
----------------------------------------------------------------------------
   Access To Your Money                                                  24
----------------------------------------------------------------------------
   Income Payments                                                       25
----------------------------------------------------------------------------

                                                                        Page

----------------------------------------------------------------------------
   Death Benefits                                                        26
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     29
----------------------------------------------------------------------------
      Glenbrook                                                          29
----------------------------------------------------------------------------
      The Variable Account                                               29
----------------------------------------------------------------------------
      The Portfolios                                                     29
----------------------------------------------------------------------------
      The Contract                                                       30
----------------------------------------------------------------------------
      Qualified Plans                                                    31
----------------------------------------------------------------------------
      Legal Matters                                                      31
----------------------------------------------------------------------------
      Year 2000                                                          31
----------------------------------------------------------------------------
   Taxes                                                                 31
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                    34
----------------------------------------------------------------------------
   Experts                                                               34
----------------------------------------------------------------------------
   Performance Information                                               34
----------------------------------------------------------------------------
APPENDIX A--ACCUMULATION UNIT VALUES                                    A-1
----------------------------------------------------------------------------
APPENDIX B--MARKET VALUE ADJUSTMENT EXAMPLE                             B-1
----------------------------------------------------------------------------
   STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                C-1
----------------------------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

THIS PROSPECTUS USES A NUMBER OF IMPORTANT TERMS THAT YOU MAY NOT BE FAMILIAR WITH. THE INDEX BELOW IDENTIFIES THE PAGE THAT DESCRIBES EACH TERM. THE FIRST USE OF EACH TERM IN THIS PROSPECTUS APPEARS IN HIGHLIGHTS.

                                                                            Page
--------------------------------------------------------------------------------
   Accumulation Phase                                                          6
--------------------------------------------------------------------------------
   Accumulation Unit                                                      12, 15
--------------------------------------------------------------------------------
   Accumulation Unit Value                                                12, 15
--------------------------------------------------------------------------------
   Anniversary Values                                                         27
--------------------------------------------------------------------------------
   Annuitant                                                                  13
--------------------------------------------------------------------------------
   Automatic Additions Plan                                                   14
--------------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                                    21
--------------------------------------------------------------------------------
   Beneficiary                                                                13
--------------------------------------------------------------------------------
   Cancellation Period                                                         4
--------------------------------------------------------------------------------
   *Contract                                                                  13
--------------------------------------------------------------------------------
   Contract Anniversary                                                        5
--------------------------------------------------------------------------------
   Contract Owner (You)                                                       13
--------------------------------------------------------------------------------
   Contract Value                                                          5, 15
--------------------------------------------------------------------------------
   Contract Year                                                               5
--------------------------------------------------------------------------------
   Death Benefit Anniversary                                                  27
--------------------------------------------------------------------------------
   Dollar Cost Averaging Program                                              21
--------------------------------------------------------------------------------
   Due Proof of Death                                                         26
--------------------------------------------------------------------------------
   Enhanced Death Benefit Rider                                               27
--------------------------------------------------------------------------------
   Enhanced Death and Income Benefit Combination Rider                        27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            Page

   Fixed Account Options                                                      18
--------------------------------------------------------------------------------
   Free Withdrawal Amount                                                     22
--------------------------------------------------------------------------------
   Funds                                                                       1
--------------------------------------------------------------------------------
   Glenbrook ("We")                                                           29
--------------------------------------------------------------------------------
   Guarantee Periods                                                          18
--------------------------------------------------------------------------------
   Income Plan                                                                25
--------------------------------------------------------------------------------
   Investment Alternatives                                              1, 16-18
--------------------------------------------------------------------------------
   Issue Date                                                                  6
--------------------------------------------------------------------------------
   Market Value Adjustment                                                    19
--------------------------------------------------------------------------------
   Payout Phase                                                                6
--------------------------------------------------------------------------------
   Payout Start Date                                                          25
--------------------------------------------------------------------------------
   Portfolios                                                              1, 16
--------------------------------------------------------------------------------
   Qualified Contracts                                                         4
--------------------------------------------------------------------------------
   SEC                                                                         1
--------------------------------------------------------------------------------
   Settlement Value                                                           27
--------------------------------------------------------------------------------
   Systematic Withdrawal Program                                              24
--------------------------------------------------------------------------------
   Valuation Date                                                             14
--------------------------------------------------------------------------------
   Variable Account                                                            1
--------------------------------------------------------------------------------
   Variable Sub-Account                                                    1, 16
--------------------------------------------------------------------------------

*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                            3     - PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

THE FOLLOWING IS A SNAPSHOT OF THE CONTRACT. PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR MORE INFORMATION.

FLEXIBLE PAYMENTS                           You can purchase a Contract with as little as $3,000 ($2,000 for "QUALIFIED CONTRACTS", which are Contracts issued within
                                            QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $50.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent federal or state law
                                            permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.15% of
                                               average daily net assets (1.37% if you select the
                                               ENHANCED DEATH BENEFIT RIDER and 1.59% if you select the
                                               ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER)
                                            -  Annual contract maintenance charge of $35 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payment withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any Contract
                                               Year (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 41 investment alternatives including:
                                            -  3 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  38 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                               -  A I M ADVISORS, INC.
                                               -  THE DREYFUS CORPORATION
                                               -  FIDELITY MANAGEMENT & RESEARCH COMPANY
                                               -  GOLDMAN SACHS ASSET MANAGEMENT
                                               -  GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                               -  MASSACHUSETTS FINANCIAL SERVICES
                                               -  MILLER ANDERSON & SHERRERD, LLP
                                               -  MORGAN STANLEY ASSET MANAGEMENT*
                                               -  NEUBERGER BERMAN MANAGEMENT, INC.
                                            TO FIND OUT CURRENT RATES BEING PAID ON THE FIXED ACCOUNT
                                            OPTIONS OR HOW THE VARIABLE SUB-ACCOUNTS HAVE PERFORMED,
                                            CALL US AT 1-800-755-5275.
                                            *On December 1, 1998, Morgan Stanley Asset Management Inc.
                                            changed its name to Morgan Stanley Dean Witter Investment
                                            Management Inc. but continues to do business in certain
                                            instances using the name Morgan Stanley Asset Management.

                            4     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a "joint and survivor" life income with guaranteed
                                               payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT (if the Contract is owned by a
                                            non-natural person) die before the PAYOUT START DATE, we
                                            will pay the death benefit described in the Contract. We
                                            offer an Enhanced Death Benefit Rider and an Enhanced Death and Income Benefit Combination Rider.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers to a GUARANTEE PERIOD of the Fixed Account must be at least $50.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year", which we measure from the date we issue your Contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial withdrawals are available under limited circumstances on or after the
                                            Payout Start Date. A 10% federal tax penalty may apply if
                                            you withdraw before you are 59 1/2 years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.

                            5     - PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 41 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT PHASE
          DATE                                        DATE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.

                            6     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:   0     1     2     3     4     5     6+
--------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                 6%    6%    5%    5%    4%    3%    0%
--------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                                $35.00**
--------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                                     $10.00***
--------------------------------------------------------------------------------------------------------------------------

 *Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.05%*
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.15%
----------------------------------------------------------------------

*If you select the Enhanced Death Benefit Rider, the mortality and expense risk charge is 1.27%. If you select the Enhanced Death and Income Benefit Combination Rider, the mortality and expense risk charge is 1.49%.

                            7     - PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)*

                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               Fees           Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund (1)                                     0.65%              N/A             0.56%                1.21%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             0.62%              N/A             0.11%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                               0.60%              N/A             0.23%                0.83%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                 0.65%              N/A             0.49%                1.14%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                            0.50%              N/A             0.40%                0.90%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           0.63%              N/A             0.10%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                0.61%              N/A             0.16%                0.77%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield (1)                                        0.35%              N/A             0.79%                1.14%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                             0.75%              N/A             0.22%                0.97%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            0.61%              N/A             0.15%                0.76%
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.             0.75%              N/A             0.04%                0.79%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                       0.25%              N/A             0.01%                0.26%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income Portfolio                          0.75%              N/A             0.04%                0.79%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market Portfolio                             0.50%              N/A             0.08%                0.58%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Company Stock Portfolio                      0.75%              N/A             0.22%                0.97%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-
  Portfolio (2,3)                                              0.58%              N/A             0.09%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2,3)                     0.48%              N/A             0.09%                0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2,3)                            0.58%              N/A             0.08%                0.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                             0.58%              N/A             0.11%                0.69%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund (4,5)                    0.75%              N/A             0.25%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund
  (4,5)                                                        0.75%              N/A             0.25%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- U.S. Equity Fund (4)                0.70%              N/A             0.20%                0.90%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund (4,5)                     0.90%              N/A             0.25%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (4,5)                 0.75%              N/A             0.25%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund (4,5)              1.00%              N/A             0.35%                1.35%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (6)                                 0.75%              N/A             0.09%                0.84%
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series (6)                              0.75%              N/A             0.13%                0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (6,7)                                 0.90%              N/A             0.17%                1.07%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth (1)                           0.29%              N/A             0.56%                0.85%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income (1)                            0.14%              N/A             0.56%                0.70%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity (1)                           0.47%              N/A             0.68%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum (1)                    0.29%              N/A             0.87%                1.16%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value (1)                           0.43%              N/A             0.62%                1.05%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate (1)                        0.00%              N/A             1.10%                1.10%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value (1)                                   0.18%              N/A             0.67%                0.85%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian                                  0.85%              N/A             0.15%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (1,8)                      0.85%              N/A             0.15%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners                                  0.80%              N/A             0.07%                0.87%
---------------------------------------------------------------------------------------------------------------------------------

* The figures shown in the table are for the year ended December 31, 1999 (except as otherwise noted).

(1) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been estimated as follows:

                            8     - PROSPECTUS

                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               Fees           Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                         0.75%              N/A             0.56%                1.31%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            0.63%              N/A             0.79%                1.42%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               0.55%              N/A             0.56%                1.11%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                                0.40%              N/A             0.56%                0.96%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                               0.80%              N/A             0.68%                1.48%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                        0.80%              N/A             0.87%                1.67%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               0.75%              N/A             0.62%                1.37%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                            0.80%              N/A             1.10%                1.90%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                                       0.55%              N/A             0.67%                1.22%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth                            0.85%              N/A             0.23%                1.08%
---------------------------------------------------------------------------------------------------------------------------------

The Portfolio's Advisors may discontinue all or part of these voluntary reductions and reimbursements at any time.

(2) Initial Class. "Total Annual Portfolio Expenses" reflect offset and other arrangements that reduce expenses.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the "Total Portfolio Annual Expenses" presented in the table would have been 0.65% for Contrafund-Registered Trademark- Portfolio, 0.56% for Equity-Income Portfolio, and 0.65% for Growth Portfolio.

(4) The Funds' expenses are based on estimated expenses for the fiscal year December 31, 2000.

(5) Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisors, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the calculated per annum (above table) as of each fund's respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total Portfolio Annual Expenses" would be estimated as follows:

                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               Fees           Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund                          0.75%              N/A             0.94%                1.69%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund               0.75%              N/A             0.75%                1.50%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                           0.90%              N/A             1.78%                2.68%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                       0.75%              N/A             0.47%                1.22%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund                    1.00%              N/A             0.77%                1.77%
---------------------------------------------------------------------------------------------------------------------------------

The Portfolio Advisor may discontinue all or part of these voluntary reductions at any time.

(6) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series, 0.87% for Growth with Income Series, and 1.05% for New Discovery Series.

(7) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(8) The expense reimbursement agreements with respect to the Mid-Cap Growth Portfolio provide for Neuberger Berman Management, Inc. ("NBMI") to recoup through December 31, 2004 amounts reimbursed by NBMI under the agreements, provided such recoupment would not cause the Portfolio to exceed its respective expense limitation.

                            9     - PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Enhanced Death and Income Benefit Combination Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year             3 Years             5 Years             10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $80                 $133                $179                $322
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $80                 $130                $175                $316
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $77                 $121                $159                $285
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                                      $80                 $130                $175                $316
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $77                 $123                $163                $292
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $76                 $118                $154                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $76                 $119                $156                $278
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $80                 $130                $175                $316
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $78                 $125                $167                $299
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $76                 $119                $156                $277
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.             $76                 $120                $157                $280
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                       $71                 $103                $130                $225
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income                                    $76                 $120                $157                $280
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market                                       $74                 $113                $147                $259
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Company Stock                                $78                 $125                $167                $299
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-                  $75                 $116                $151                $268
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $74                 $113                $146                $258
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $75                 $116                $151                $267
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $75                 $117                $152                $270
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth                               $78                 $126                $168                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity                    $78                 $126                $168                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- U.S. Equity                         $77                 $123                $163                $292
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income                                $80                 $131                $176                $317
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income                            $78                 $126                $168                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity                         $82                 $137                $186                $336
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $77                 $121                $160                $286
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                                         $77                 $122                $162                $290
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                              $79                 $128                $172                $309
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $77                 $122                $160                $287
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                                $75                 $117                $153                $271
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                               $80                 $131                $176                $317
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                        $80                 $131                $176                $318
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $79                 $128                $171                $307
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                            $79                 $129                $173                $312
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                                       $77                 $122                $160                $287
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian                                  $78                 $126                $168                $302
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth                            $78                 $126                $168                $302
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners                                  $77                 $122                $161                $289
---------------------------------------------------------------------------------------------------------------------------------

                            10    - PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

Variable Sub-Account                                          1 Year             3 Years             5 Years             10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $29                 $90                 $153                $322
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $25                 $75                 $129                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $26                 $78                 $134                $285
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                                      $29                 $88                 $150                $316
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $26                 $81                 $137                $292
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $25                 $75                 $129                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $25                 $77                 $131                $278
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $29                 $88                 $150                $316
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $27                 $83                 $141                $299
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $25                 $76                 $130                $277
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.             $25                 $77                 $132                $280
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                       $20                 $61                 $104                $225
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income                                    $25                 $77                 $132                $280
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market                                       $23                 $71                 $121                $259
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Company Stock                                $27                 $83                 $141                $299
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-                  $24                 $74                 $126                $268
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $23                 $70                 $121                $258
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $24                 $73                 $125                $267
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $24                 $74                 $127                $270
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth                               $27                 $84                 $143                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity                    $27                 $84                 $143                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- U.S. Equity                         $26                 $81                 $137                $292
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income                                $29                 $88                 $150                $317
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income                            $27                 $84                 $143                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity                         $31                 $94                 $160                $336
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $26                 $79                 $134                $286
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                                         $26                 $80                 $136                $290
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                              $28                 $86                 $146                $309
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $26                 $79                 $135                $287
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                                $24                 $74                 $127                $271
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                               $29                 $88                 $150                $317
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                        $29                 $89                 $151                $318
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $28                 $85                 $145                $307
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                            $28                 $87                 $148                $312
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                                       $26                 $79                 $135                $287
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian                                  $27                 $84                 $143                $302
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth                            $27                 $84                 $143                $302
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners                                  $26                 $80                 $136                $289
---------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.49%. IF THAT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT SIZE OF $47,490.

                            11    - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE". Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statement contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

                            12    - PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Glenbrook Provider Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 33.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

         (i) the youngest Contract owner; otherwise,

        (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or survives the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs

                            13    - PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

                            14    - PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider described on pages 27-28.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            15    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

Portfolio:                                       Each Portfolio Seeks:                            Investment Advisor:
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Balanced Fund                           As high a total return as possible, consistent
                                                 with preservation of capital
AIM V.I. Capital Appreciation Fund               Growth of capital
AIM V.I. Diversified Income Fund                 A high level of current income
AIM V.I. Global Utilities Fund                   A high level of current income and secondarily,
                                                 growth of capital
                                                                                                     A I M Advisors, Inc.
AIM V.I. Government Securities Fund              A high level of current income consistent with
                                                 a reasonable concern for safety of principal
AIM V.I. Growth Fund                             Growth of capital
AIM V.I. Growth and Income Fund                  Growth of capital with a secondary objective of
                                                 current income
AIM V.I. High Yield Fund                         A high level of current income
AIM V.I. International Equity Fund               Long-term growth of capital
AIM V.I. Value Fund                              Long-term growth of capital and income as a
                                                 secondary objective
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS VARIABLE INVESTMENT FUND
(VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
The Dreyfus Socially Responsible Growth          Capital growth and, secondarily, current income
Fund, Inc.
Dreyfus Stock Index Fund                         To match the total return of the Standard &
                                                 Poor's 500 Composite Stock Price Index
Dreyfus VIF Growth & Income Portfolio            Long-term capital growth, current income and
                                                 growth of income, consistent with reasonable
                                                 investment risk
                                                                                                    The Dreyfus Corporation
Dreyfus VIF Money Market Portfolio               A high level of current income as is consistent
                                                 with the preservation of capital and the
                                                 maintenance of liquidity
Dreyfus VIF Small Company Stock Portfolio        Investment returns (consisting of capital
                                                 appreciation and income) that are greater than
                                                 the total return performance of stocks
                                                 represented by the Russell 2500-TM- Stock Index
                                                 ("Russell 2500")
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio             Reasonable income
Fidelity VIP Growth Portfolio                    Capital appreciation
                                                                                                    Fidelity Management &
Fidelity VIP High Income Portfolio               High level of current income while also               Research Company
                                                 considering growth of capital
Fidelity VIP Contrafund-Registered Trademark-    Long-term capital appreciation
Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
Goldman Sachs VIT Capital Growth Fund            Long-term growth of capital
Goldman Sachs VIT CORE-SM- Small Cap Equity      Long-term growth of capital
Fund
                                                                                                      Goldman Sachs Asset
Goldman Sachs VIT CORE-SM- U.S. Equity Fund      Long-term growth of capital and dividend income
                                                                                                          Management
Goldman Sachs VIT Global Income Fund             A high total return, emphasizing current income
                                                 and, to a lesser extent providing opportunities
                                                 for capital appreciation
Goldman Sachs VIT Growth and Income Fund         Long-term growth of capital and growth of
                                                 income
Goldman Sachs VIT International Equity Fund      Long-term capital appreciation                   Goldman Sachs Asset
                                                                                                  Management International

                            16    - PROSPECTUS

Portfolio:                                       Each Portfolio Seeks:                            Investment Advisor:
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
MFS Emerging Growth Series                       Long-term growth of capital                      Massachusetts Financial
                                                                                                  Services
MFS Growth with Income Series                    Reasonable current income and long-term growth
                                                 of capital and income
MFS New Discovery Series                         Capital appreciation
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.**
Morgan Stanley UIF Equity Growth                 Long-term capital appreciation                   Morgan Stanley Asset
                                                                                                  Management
Morgan Stanley UIF Fixed Income                  Above-average total return over a market cycle   Miller Anderson & Sherrerd,
                                                 of three to five years                           LLP
Morgan Stanley UIF Global Equity                 Long-term capital appreciation                   Morgan Stanley Asset
                                                                                                  Management
Morgan Stanley UIF International Magnum          Long-term capital appreciation                   Morgan Stanley Asset
                                                                                                  Management
Morgan Stanley UIF Mid Cap Value                 Above-average total return over a market cycle   Miller Anderson & Sherrerd,
                                                 of three to five years                           LLP
Morgan Stanley UIF U.S. Real Estate              Above-average current income and long-term       Morgan Stanley Asset
                                                 capital appreciation                             Management
Morgan Stanley UIF Value                         Above-average total return over a market cycle   Miller Anderson & Sherrerd,
                                                 of three to five years                           LLP
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Guardian                    Long-term growth of capital; current income is   Neuberger Berman Management
                                                 a secondary goal                                 Inc.
Neuberger Berman AMT Mid-Cap Growth              Growth of capital
Neuberger Berman AMT Partners                    Growth of capital

 *A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholders approval.

**Formerly, the Morgan Stanley Dean Witter Universal Funds, Inc.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

                            17    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Purchase payments that you allocate to the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("DCA FIXED ACCOUNT OPTION") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option. However, you may not choose less than 3 or more than 36 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, we will transfer the remaining payment and associated earnings to the Money Market Variable Sub-Account. No transfers are permitted into the Dollar Cost Averaging Fixed Account.

SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to THE SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 12 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER

                            18    - PROSPECTUS

PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment.........................  $10,000
Guarantee Period.........................  5 years
Annual Interest Rate.....................    4.50%

                                                                   END OF CONTRACT YEAR
                                                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
Beginning Contract Value                      $10,000.00
X (1 + Annual Interest Rate)                     X 1.045
                                              ----------
                                              $10,450.00
Contract Value at end of Contract Year                     $10,450.00
X (1 + Annual Interest Rate)                                  X 1.045
                                                           ----------
                                                           $10,920.25
Contract Value at end of Contract Year                                  $10,920.25
X (1 + Annual Interest Rate)                                               X 1.045
                                                                        ----------
                                                                        $11,411.66
Contract Value at end of Contract Year                                               $11,411.66
X (1 + Annual Interest Rate)                                                            X 1.045
                                                                                     ----------
                                                                                     $11,925.19
Contract Value at end of Contract Year                                                            $11,925.19
X (1 + Annual Interest Rate)                                                                         X 1.045
                                                                                                  ----------
                                                                                                  $12,461.82
Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 - $10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3. Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a

                            19    - PROSPECTUS

Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Free Withdrawal Amount as described on page 22,

- that qualify for one of the waivers as described on page 23,

- to satisfy the IRS minimum distribution rules for the Contract, or

- a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short-Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

                            20    - PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Short Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                            21    - PROSPECTUS

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account.

In addition, we will waive the Contract Maintenance Charge if total purchase payments are $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.05% of the average daily net assets you have invested in the Variable Sub-Accounts (1.27% if you select the Enhanced Death Benefit Rider, and 1.49% if you select the Enhanced Death and Income Benefit Combination Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period;

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals that qualify for one of the waivers as described below.

                            22    - PROSPECTUS

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract owner is not a natural person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract owner is not a natural person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-

                            23    - PROSPECTUS

Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

                            24    - PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

If you elected the Enhanced Death and Income Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount

                            25    - PROSPECTUS
available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

                            26    - PROSPECTUS

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a)   =   is the withdrawal amount;
    (b)   =   is the Contract Value immediately
              prior to the withdrawal; and
    (c)   =   is the Contract value on the Death
              Benefit Anniversary adjusted by any
              prior purchase payments or withdrawals
              made since that Anniversary.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER
If the Contract owner is a living individual, the enhanced death benefit applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the enhanced death benefit. The enhanced death benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

That enhanced death benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial purchase payment. After issue, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a)   =   is the withdrawal amount,
    (b)   =   is the Contract Value immediately
              prior to the withdrawal, and
    (c)   =   is the Contract Value on that Contract
              Anniversary adjusted by any prior
              purchase payments and withdrawals
              since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment, as defined below. Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of:

- the date we determine the death benefit, or

- the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's, 85th birthday.

The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a)   =   the withdrawal amount,
    (b)   =   is the Contract Value immediately
              prior to the withdrawal, and
    (c)   =   is the most recently calculated
              enhanced death benefit.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the Enhanced Death and Income Benefit Combination Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is as described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal

                            27    - PROSPECTUS
to the value the enhanced death benefit would be on the Payout Start Date.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

- is on or after the tenth Contract Anniversary, and

- is prior to the Annuitant's 90th Birthday.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

DEATH BENEFIT PAYMENTS
A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the distribution upon death is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge or Market Value Adjustment.

                            28    - PROSPECTUS

MORE INFORMATION
-------------------------------------------------------------------

GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of 62 Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The

                            29    - PROSPECTUS
votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. ALFS, Inc.* ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

------------------------
*Effective May 1, 2000, Allstate Life Financial Services, Inc. was renamed ALFS,
 Inc.

                            30    - PROSPECTUS

QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.

YEAR 2000
Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("YEAR 2000 ISSUE"). Glenbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Because of the accuracy of this plan, and its timely completion, Glenbrook has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be

                            31    - PROSPECTUS
treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

                            32    - PROSPECTUS

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availablity of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                            33    - PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 94042, Palatine, IL 60094
(telephone: 1-800-755-5275).

EXPERTS
The financial statements and related financial statement schedule of Glenbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, Independent auditors, as stated in their report, which are incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the two years then ended that appear in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which are incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                            34    - PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
                      VARIABLE SUB-ACCOUNT SINCE CONTRACTS
                               WERE FIRST OFFERED
                                  BASIC POLICY

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998     1999
-----------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.73
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.73   $12.66
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    7,487
-----------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.39
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.39   $16.29
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    8,743
-----------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.22
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.22   $ 9.91
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      721
-----------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.73
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.73   $14.16
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.38
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.38   $ 9.85
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.83
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.83   $15.82
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   13,275
-----------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.36
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.36   $15.09
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   12,180
-----------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.31
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.31   $11.27
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    7,387
-----------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.68
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.68   $16.38
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --        0
-----------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.52
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.52   $14.80
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   42,074
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998     1999
-----------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.79
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.79   $14.40
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,130
-----------------------------------------------------------------------------
DREYFUS STOCK INDEX SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.87
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.87   $12.97
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    9,930
-----------------------------------------------------------------------------
DREYFUS VIF GROWTH & INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.65
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.65   $12.47
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    2,680
-----------------------------------------------------------------------------
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.05
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.05   $10.40
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.65
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.65   $11.66
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      236
-----------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.66
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.66   $14.33
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   18,963
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.48
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.48   $11.02
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   30,264
-----------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.20
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.20   $15.22
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   25,821
-----------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.43
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.43   $11.16
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,837
-----------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.10
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.10   $13.99
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
GOLDMAN SACHS CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.60
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.60   $12.36
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       86
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998     1999
-----------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.89
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.89   $13.46
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      317
-----------------------------------------------------------------------------
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $ 9.67
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 9.67   $ 9.92
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $ 9.94
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 9.94   $10.46
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      637
-----------------------------------------------------------------------------
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.84
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.84   $14.25
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.95
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.95   $20.88
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    1,059
-----------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.81
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.81   $11.41
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    6,295
-----------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.38
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.38   $19.52
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      183
-----------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.94
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.94   $15.09
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.15
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.15   $ 9.87
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.43
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.43   $10.73
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.39
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.39   $12.85
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998     1999
-----------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.96
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.96   $13.07
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.18
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.18   $ 9.91
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MORGAN STANLEY VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $ 9.95
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 9.95   $ 9.65
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.81
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.81   $12.28
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
NEUBERGER BERMAN AMT MID CAP GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $12.13
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $12.13   $18.45
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      296
-----------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.31
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.31   $10.94
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------

*The Contracts were first offered on November 10, 1998. The Accumulation Unit
 Values in this table reflects a mortality and expense risk charge of 1.05% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998.

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
                      VARIABLE SUB-ACCOUNT SINCE CONTRACTS
                               WERE FIRST OFFERED
                       WITH ENHANCED DEATH BENEFIT RIDER

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998     1999
-----------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.73
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.73   $12.63
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   16,023
-----------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.39
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.39   $16.25
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                     1,466   17,447
-----------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.22
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.22   $ 9.88
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.72
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.72   $14.13
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      154
-----------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.38
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.38   $ 9.83
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.82
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.82   $15.78
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   14,400
-----------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.36
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.36   $15.05
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   16,349
-----------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.31
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.31   $11.25
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,356
-----------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.68
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.68   $16.34
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      606
-----------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.52
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.52   $14.76
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   35,445
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998     1999
-----------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.78
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.78   $14.36
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    1,093
-----------------------------------------------------------------------------
DREYFUS STOCK INDEX SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.87
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.87   $12.94
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    5,556
-----------------------------------------------------------------------------
DREYFUS VIF GROWTH & INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.64
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.64   $12.43
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.04
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.04   $10.38
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.66
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.66   $11.63
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       737       --
-----------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.66
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.66   $14.29
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   30,660
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.47
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.47   $10.99
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   17,530
-----------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.20
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.20   $15.19
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       313   45,514
-----------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.43
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.43   $11.13
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,914
-----------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.09
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.09   $13.95
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
GOLDMAN SACHS CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.60
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.60   $12.33
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998     1999
-----------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.89
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.89   $13.42
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $ 9.67
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 9.67   $ 9.90
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $ 9.94
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 9.94   $ 9.90
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.84
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.84   $14.22
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.95
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.95   $20.83
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,068
-----------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.81
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.81   $11.38
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,323
-----------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.38
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.38   $19.47
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    1,669
-----------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.94
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.94   $15.05
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    1,953
-----------------------------------------------------------------------------
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.15
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.15   $ 9.85
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    1,566
-----------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.43
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.43   $10.71
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       245       --
-----------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.38
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.38   $12.83
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      624
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998     1999
-----------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.96
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.96   $13.04
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.17
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.17   $ 9.89
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $ 9.95
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 9.95   $ 9.63
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      903
-----------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.80
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.80   $12.25
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    1,333
-----------------------------------------------------------------------------
NEUBERGER BERMAN AMT MID CAP GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $12.12
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $12.12   $18.40
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.30
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.30   $10.91
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------

*The Contracts were first offered on November 10, 1998. The Accumulation Unit
 Values in this table reflect a mortality and expense risk charge of 1.27% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998.

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
                      VARIABLE SUB-ACCOUNT SINCE CONTRACTS
                               WERE FIRST OFFERED
            WITH ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998      1999
-------------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.73
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.73   $ 12.60
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        405    43,121
-------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.39
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.39   $ 16.21
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        398    16,046
-------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.21
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.21   $  9.86
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     1,484
-------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.72
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.72   $ 14.09
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.38
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.38   $  9.80
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.82
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.82   $ 15.74
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        386    21,246
-------------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.36
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.36   $ 15.01
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    11,459
-------------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.31
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.31   $ 11.22
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       185
-------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.68
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.68   $ 16.30
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     2,943
-------------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.51
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.51   $ 14.73
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    34,288
-------------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998      1999
-------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $10.786
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.786   $ 14.33
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     5,493
-------------------------------------------------------------------------------
DREYFUS STOCK INDEX SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.87
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.87   $ 12.90
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        401    19,955
-------------------------------------------------------------------------------
DREYFUS VIF GROWTH & INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.64
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.64   $ 12.40
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,983
-------------------------------------------------------------------------------
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.04
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.04   $ 10.36
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       577
-------------------------------------------------------------------------------
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.65
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.65   $ 11.60
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     2,542
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.65
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.65   $ 14.26
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        387    32,161
-------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.47
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.47   $ 10.96
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    11,621
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.19
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.19   $ 15.15
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    22,088
-------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.43
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.43   $ 11.10
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,667
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.09
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.09   $ 13.92
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     2,449
-------------------------------------------------------------------------------
GOLDMAN SACHS CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.59
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.59   $ 12.30
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    17,918
-------------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998      1999
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.89
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.89   $ 13.39
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        401    20,515
-------------------------------------------------------------------------------
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.66
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.66   $  9.87
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.93
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.93   $ 10.41
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        419     2,081
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.84
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.84   $ 14.18
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.94
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.94   $ 20.78
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        377    19,189
-------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.81
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.81   $ 11.35
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     4,808
-------------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.38
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.38   $ 19.42
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       707
-------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.94
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.94   $ 15.02
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        406     7,464
-------------------------------------------------------------------------------
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.15
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.15   $  9.82
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.42
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.42   $ 10.69
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       245
-------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.38
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.38   $ 12.79
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31.     1998      1999
-------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.96
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.96   $ 13.01
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        408     1,788
-------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.17
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.17   $  9.86
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.95
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.95   $  9.61
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    17,465
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.80
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.80   $ 12.22
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     1,924
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT MID CAP GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 12.12
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 12.12   $ 18.36
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        64
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.30
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.30   $ 10.89
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    17,996
-------------------------------------------------------------------------------

*The Contracts were first offered on November 10, 1998. The Accumulation Unit
 Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998.

APPENDIX B
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

EXAMPLES OF MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
               = 10,000 X (1.045) TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X (10,000.00) = $1,500.00

                    Step 3: Calculate the Withdrawal Charge:
                    = .05 X (10,000.00 - 1,500.00) = $425.00

                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.20%
                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J) - N
                        = .9 X (.045 - .042) X 2 = .0054
  MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO
                            MARKET VALUE ADJUSTMENT:
                     = .0054 X (11,411.66 - 1,500) = $53.52

     Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:
                   = 11,411.66 - 425.00 + 53.52 = $11,040.18

                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
              = 10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X (10,000.00) = $1,500.00

                    Step 3: Calculate the Withdrawal Charge:
                    = .05 X (10,000.00 - 1,500.00) = $425.00

                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.80%
                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J) X N
                      = .9 X (.045 - .048) X (2) = -.0054

  MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO
                            MARKET VALUE ADJUSTMENT:
                    = -.0054 X (11,411.66 - 1,500) = -$53.52

     Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:
                   = 11,411.66 - 425.00 - 53.52 = $10,933.14

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchases of Contracts
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
      Standardized Total Returns
----------------------------------------------------------------------------
      Non-standardized Total Returns
----------------------------------------------------------------------------
      Adjusted Historical Total Returns
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------
      Calculation of Annuity Unit Values
----------------------------------------------------------------------------
   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------

DESCRIPTION

----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

GLG257-2

THE GLENBROOK PROVIDER VARIABLE ANNUITY

Glenbrook Life and Annuity Company
P.O. Box 94042
Palatine, IL 60094
Telephone Number: 1-800-755-5275                  Prospectus dated May 1, 2000

--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the Glenbrook Provider Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 42 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("Portfolios") of the following mutual funds ("FUNDS"):

-          AIM VARIABLE INSURANCE FUNDS

                                                               -          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
-          THE DREYFUS SOCIALLY RESPONSIBLE GROWTH                        TRUST
           FUND, INC.
                                                               -          GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
-          DREYFUS STOCK INDEX FUND
                                                               -          MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
                                                                          TRUST(SM)
-          DREYFUS VARIABLE INVESTMENT FUND (VIF)
                                                               -          OPPENHEIMER VARIABLE ACCOUNT FUNDS
-          FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                               -          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.*

* Formerly, the Morgan Stanley Dean Witter Universal Funds, Inc.

Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT
                   FDIC INSURED.

GLG678

                            1     - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        Page
----------------------------------------------------------------------------
Overview
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 13
----------------------------------------------------------------------------
Contract Features
----------------------------------------------------------------------------
   The Contract                                                          14
----------------------------------------------------------------------------
   Purchases                                                             15
----------------------------------------------------------------------------
   Contract Value                                                        16
----------------------------------------------------------------------------
   Investment Alternatives                                               17
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          17
----------------------------------------------------------------------------
      The Fixed Account Options                                          19
----------------------------------------------------------------------------
      Transfers                                                          21
----------------------------------------------------------------------------
   Expenses                                                              23
----------------------------------------------------------------------------
   Access To Your Money                                                  25
----------------------------------------------------------------------------
   Income Payments                                                       26
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                                        Page

   Death Benefits                                                        27
----------------------------------------------------------------------------
Other Information
----------------------------------------------------------------------------
   More Information:                                                     30
----------------------------------------------------------------------------
      Glenbrook                                                          30
----------------------------------------------------------------------------
      The Variable Account                                               30
----------------------------------------------------------------------------
      The Portfolios                                                     30
----------------------------------------------------------------------------
      The Contract                                                       31
----------------------------------------------------------------------------
      Qualified Plans                                                    32
----------------------------------------------------------------------------
      Legal Matters                                                      32
----------------------------------------------------------------------------
      Year 2000                                                          32
----------------------------------------------------------------------------
   Taxes                                                                 32
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                    35
----------------------------------------------------------------------------
   Experts                                                               35
----------------------------------------------------------------------------
   Performance Information                                               35
----------------------------------------------------------------------------
Appendix A--Accumulation Unit Values                                    A-1
----------------------------------------------------------------------------
Appendix B--Market Value Adjustment Example                             B-1
----------------------------------------------------------------------------
   Statement of Additional Information Table of Contents                C-1
----------------------------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

THIS PROSPECTUS USES A NUMBER OF IMPORTANT TERMS THAT YOU MAY NOT BE FAMILIAR WITH. THE INDEX BELOW IDENTIFIES THE PAGE THAT DESCRIBES EACH TERM. THE FIRST USE OF EACH TERM IN THIS PROSPECTUS APPEARS IN HIGHLIGHTS.

                                                                            Page
--------------------------------------------------------------------------------
   Accumulation Phase                                                          6
--------------------------------------------------------------------------------
   Accumulation Unit                                                      13, 16
--------------------------------------------------------------------------------
   Accumulation Unit Value                                                13, 16
--------------------------------------------------------------------------------
   Anniversary Values                                                         28
--------------------------------------------------------------------------------
   Annuitant                                                                  14
--------------------------------------------------------------------------------
   Automatic Additions Plan                                                   15
--------------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                                    22
--------------------------------------------------------------------------------
   Beneficiary                                                                14
--------------------------------------------------------------------------------
   Cancellation Period                                                         4
--------------------------------------------------------------------------------
   *Contract                                                                  14
--------------------------------------------------------------------------------
   Contract Anniversary                                                        5
--------------------------------------------------------------------------------
   Contract Owner (You)                                                       14
--------------------------------------------------------------------------------
   Contract Value                                                          5, 16
--------------------------------------------------------------------------------
   Contract Year                                                               5
--------------------------------------------------------------------------------
   Death Benefit Anniversary                                                  28
--------------------------------------------------------------------------------
   Dollar Cost Averaging Program                                              22
--------------------------------------------------------------------------------
   Due Proof of Death                                                         27
--------------------------------------------------------------------------------
   Enhanced Death Benefit Rider                                               28
--------------------------------------------------------------------------------
   Enhanced Death and Income Benefit Combination Rider                        28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            Page

   Fixed Account Options                                                      19
--------------------------------------------------------------------------------
   Free Withdrawal Amount                                                     23
--------------------------------------------------------------------------------
   Funds                                                                       1
--------------------------------------------------------------------------------
   Glenbrook ("We")                                                           30
--------------------------------------------------------------------------------
   Guarantee Periods                                                          19
--------------------------------------------------------------------------------
   Income Plan                                                                26
--------------------------------------------------------------------------------
   Investment Alternatives                                              1, 17-19
--------------------------------------------------------------------------------
   Issue Date                                                                  6
--------------------------------------------------------------------------------
   Market Value Adjustment                                                    20
--------------------------------------------------------------------------------
   Payout Phase                                                                6
--------------------------------------------------------------------------------
   Payout Start Date                                                          26
--------------------------------------------------------------------------------
   Portfolios                                                              1, 17
--------------------------------------------------------------------------------
   Qualified Contracts                                                         4
--------------------------------------------------------------------------------
   SEC                                                                         1
--------------------------------------------------------------------------------
   Settlement Value                                                           28
--------------------------------------------------------------------------------
   Systematic Withdrawal Program                                              25
--------------------------------------------------------------------------------
   Valuation Date                                                             15
--------------------------------------------------------------------------------
   Variable Account                                                            1
--------------------------------------------------------------------------------
   Variable Sub-Account                                                    1, 17
--------------------------------------------------------------------------------

*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                            3     - PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

THE FOLLOWING IS A SNAPSHOT OF THE CONTRACT. PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR MORE INFORMATION.

FLEXIBLE PAYMENTS                           You can purchase a Contract with as little as $3,000 ($2,000 for "QUALIFIED CONTRACTS", which are Contracts issued within
                                            QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $50.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent federal or state law
                                            permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.15% of
                                               average daily net assets (1.37% if you select the
                                               ENHANCED DEATH BENEFIT RIDER and 1.59% if you select the
                                               ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER)
                                            -  Annual contract maintenance charge of $35 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payment withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any Contract
                                               Year (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 42 investment alternatives including:
                                            -  3 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  39 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                               -  A I M ADVISORS, INC.
                                               -  THE DREYFUS CORPORATION
                                               -  FIDELITY MANAGEMENT & RESEARCH COMPANY
                                               -  FRANKLIN ADVISERS, INC.
                                               -  FRANKLIN MUTUAL ADVISERS, LLC
                                               -  GOLDMAN SACHS ASSET MANAGEMENT
                                               -  GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                               -  MASSACHUSETTS FINANCIAL SERVICES
                                               -  MILLER ANDERSON & SHERRERD, LLP
                                               -  MORGAN STANLEY ASSET MANAGEMENT*
                                               -  OPPENHEIMERFUNDS, INC.
                                               -  TEMPLETON GLOBAL ADVISORS LIMITED
                                               -  TEMPLETON INVESTMENT COUNSEL, INC.
                                            TO FIND OUT CURRENT RATES BEING PAID ON THE FIXED ACCOUNT
                                            OPTIONS OR HOW THE VARIABLE SUB-ACCOUNTS HAVE PERFORMED,
                                            CALL US AT 1-800-755-5275.
                                            *On December 1, 1998, Morgan Stanley Asset Management Inc.
                                            changed its name to Morgan Stanley Dean Witter Investment
                                            Management Inc. but continues to do business in certain
                                            instances using the name Morgan Stanley Asset Management.

                            4     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a "joint and survivor" life income with guaranteed
                                               payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT (if the Contract is owned by a
                                            non-natural person) die before the PAYOUT START DATE, we
                                            will pay the death benefit described in the Contract. We
                                            offer an Enhanced Death Benefit Rider and an Enhanced Death and Income Benefit Combination Rider.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers to a GUARANTEE PERIOD of the Fixed Account must be at least $50.
                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year", which we measure from the date we issue your Contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial withdrawals are available under limited circumstances on or after the
                                            Payout Start Date. A 10% federal tax penalty may apply if
                                            you withdraw before you are 59 1/2 years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.

                            5     - PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 42 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 26. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT PHASE
          DATE                                        DATE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE"The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.

                            6     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:  0   1   2   3   4   5   6+
------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                6%  6%  5%  5%  4%  3%  0%
------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                  $35.00**
------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                       $10.00***
------------------------------------------------------------------------------------------------------------

 *Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.05%*
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.15%
----------------------------------------------------------------------

*If you select the Enhanced Death Benefit Rider, the mortality and expense risk charge is 1.27%. If you select the Enhanced Death and Income Benefit Combination Rider, the mortality and expense risk charge is 1.49%.

                            7     - PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)

                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               Fees           Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund (2)                                     0.65%              N/A             0.56%                1.21%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                               0.60%              N/A             0.23%                0.83%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                            0.50%              N/A             0.40%                0.90%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           0.63%              N/A             0.10%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                0.61%              N/A             0.16%                0.77%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                             0.75%              N/A             0.22%                0.97%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            0.61%              N/A             0.15%                0.76%
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.             0.75%              N/A             0.04%                0.79%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                       0.25%              N/A             0.01%                0.26%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income Portfolio                          0.75%              N/A             0.04%                0.79%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market Portfolio                             0.50%              N/A             0.08%                0.58%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-
  Portfolio (3,4)                                              0.58%              N/A             0.09%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3,4)                     0.48%              N/A             0.09%                0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (3,4)                            0.58%              N/A             0.08%                0.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (3)                         0.58%              N/A             0.11%                0.69%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (5,6)                       0.55%             0.25%            0.27%                1.07%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (6,7)                 0.60%             0.25%            0.19%                1.04%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 2 (6,8)                                                1.25%             0.25%            0.31%                1.81%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (6,9,10)           0.83%             0.25%            0.05%                1.13%
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2
  (6,11)                                                       0.69%             0.25%            0.19%                1.13%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund (12,13)                  0.75%              N/A             0.25%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund
  (12,13)                                                      0.75%              N/A             0.25%                1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- U.S. Equity Fund (12)               0.70%              N/A             0.20%                0.90%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund (12,13)                   0.90%              N/A             0.25%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund (12,13)            1.00%              N/A             0.35%                1.35%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (14)                                0.75%              N/A             0.09%                0.84%
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series (14)                             0.75%              N/A             0.13%                0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (14,15)                               0.90%              N/A             0.17%                1.07%
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (14)                                       0.75%              N/A             0.11%                0.86%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth (2)                           0.29%              N/A             0.56%                0.85%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income (2)                            0.14%              N/A             0.56%                0.70%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity (2)                           0.47%              N/A             0.68%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value (2)                           0.43%              N/A             0.62%                1.05%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value (2)                                   0.18%              N/A             0.67%                0.85%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                          0.66%              N/A             0.01%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                       0.68%              N/A             0.02%                0.70%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                          0.67%              N/A             0.02%                0.69%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA                0.73%              N/A             0.05%                0.78%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             0.74%              N/A             0.04%                0.78%
---------------------------------------------------------------------------------------------------------------------------------

(1) The figures shown in the table are for the year ended December 31, 1999 (except as otherwise noted).

(2) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "12b-1 Fees", "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               Fees           Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                         0.75%              N/A             0.56%                1.31%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               0.55%              N/A             0.56%                1.11%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                                0.40%              N/A             0.56%                0.96%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                               0.80%              N/A             0.68%                1.48%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               0.75%              N/A             0.62%                1.37%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                                       0.55%              N/A             0.67%                1.22%
---------------------------------------------------------------------------------------------------------------------------------

The Portfolio's Advisors may discontinue all or part of these voluntary reductions and reimbursements at any time.

                            8     - PROSPECTUS

 (3) Initial Class.

 (4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company ("FMR") on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the "Total Portfolio Annual Expenses" presented in the table would have been 0.65% for Contrafund-Registered Trademark- Portfolio, 0.56% for Equity-Income Portfolio, and 0.65% for Growth Portfolio.

 (5) On February 8, 2000, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On February 8, 2000, fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.55%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.27%, and "Total Portfolio Annual Expenses" 1.07%.

 (6) The funds' class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

 (7) On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the funds assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.60%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.19%, and "Total Portfolio Annual Expenses" 1.04%.

 (8) On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective May 1, 2000. The shareholders of that fund had approved new management fees, which apply to combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 1.25%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.29%, and "Total Portfolio Annual Expenses" 1.79%.

 (9) On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.80%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.05%, and "Total Portfolio Annual Expenses" 1.10%

(10) The fund administration fee is paid indirectly through the management fee.

(11) On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective May 1, 2000. The shareholders of that fund had approved new management fees, which apply to combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.65%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.20%, and "Total Portfolio Annual Expenses" 1.10%.

(12) The Funds' expenses are based on estimated expenses for the fiscal year December 31, 2000.

(13) Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisors, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the calculated per annum (above table) as of each fund's respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total Portfolio Annual Expenses" would be estimated as follows:

                                                                                  Rule                            Total Portfolio
                                                            Management           12b-1            Other               Annual
Portfolio                                                      Fees               Fees           Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund                          0.75%              N/A             0.94%                1.69%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund               0.75%              N/A             0.75%                1.50%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                           0.90%              N/A             1.78%                2.68%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund                    1.00%              N/A             0.77%                1.77%
---------------------------------------------------------------------------------------------------------------------------------

The Portfolio Advisor may discontinue all or part of these voluntary reductions at any time.

                            9     - PROSPECTUS

(14) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series, 0.87% for Growth with Income Series, 1.05% for New Discovery Series, and 0.85% for Research Series.

(15) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

                            10    - PROSPECTUS

Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Enhanced Death and Income Benefit Combination Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year             3 Years             5 Years             10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $80                 $133                $179                $322
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $77                 $121                $159                $285
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $77                 $123                $163                $292
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $76                 $118                $154                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $76                 $119                $156                $278
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $78                 $125                $167                $299
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $76                 $119                $156                $277
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.             $76                 $120                $157                $280
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                       $71                 $103                $130                $225
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income                                    $76                 $120                $157                $280
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market                                       $74                 $113                $147                $259
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-                  $75                 $116                $151                $268
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $74                 $113                $146                $258
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $75                 $116                $151                $267
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $75                 $117                $152                $270
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap -- Class 2                                  $79                 $128                $172                $309
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities -- Class 2                            $79                 $127                $170                $306
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities -- Class 2             $87                 $151                $208                $379
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -- Class 2                         $80                 $130                $175                $315
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities -- Class 2                  $80                 $130                $175                $315
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth                               $78                 $126                $168                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity                    $78                 $126                $168                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- U.S. Equity                         $77                 $123                $163                $292
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income                                $80                 $131                $176                $317
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity                         $82                 $137                $186                $336
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $77                 $121                $160                $286
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                                         $77                 $122                $162                $290
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                              $79                 $128                $172                $309
---------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                   $77                 $122                $161                $288
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $77                 $122                $160                $287
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                                $75                 $117                $153                $271
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                               $80                 $131                $176                $317
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $79                 $128                $171                $307
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                                       $77                 $122                $160                $287
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $75                 $116                $151                $268
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $75                 $117                $153                $271
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $75                 $117                $152                $270
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income                        $76                 $119                $157                $279
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                                     $76                 $119                $157                $279
---------------------------------------------------------------------------------------------------------------------------------

                            11    - PROSPECTUS

Example 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

Variable Sub-Account                                          1 Year             3 Years             5 Years             10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $29                 $ 90                $153                $322
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $26                 $ 78                $134                $285
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $26                 $ 81                $137                $292
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $25                 $ 75                $129                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $25                 $ 77                $131                $278
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $27                 $ 83                $141                $299
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $25                 $ 76                $130                $277
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.             $25                 $ 77                $132                $280
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                       $20                 $ 61                $104                $225
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Growth & Income                                    $25                 $ 77                $132                $280
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Money Market                                       $23                 $ 71                $121                $259
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-                  $24                 $ 74                $126                $268
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $23                 $ 70                $121                $258
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $24                 $ 73                $125                $267
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $24                 $ 74                $127                $270
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap -- Class 2                                  $28                 $ 86                $146                $309
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities -- Class 2                            $28                 $ 85                $145                $306
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities -- Class 2             $36                 $108                $183                $379
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -- Class 2                         $29                 $ 88                $149                $315
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities -- Class 2                  $29                 $ 88                $149                $315
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth                               $27                 $ 84                $143                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity                    $27                 $ 84                $143                $302
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- U.S. Equity                         $26                 $ 81                $137                $292
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income                                $29                 $ 88                $150                $317
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity                         $31                 $ 94                $160                $336
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $26                 $ 79                $134                $286
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                                         $26                 $ 80                $136                $290
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                              $28                 $ 86                $146                $309
---------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                   $26                 $ 79                $135                $288
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $26                 $ 79                $135                $287
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                                $24                 $ 74                $127                $271
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                               $29                 $ 88                $150                $317
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $28                 $ 85                $145                $307
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                                       $26                 $ 79                $135                $287
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $24                 $ 74                $126                $268
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $24                 $ 74                $127                $271
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $24                 $ 74                $127                $270
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income                        $25                 $ 77                $131                $279
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                                     $25                 $ 77                $131                $279
---------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.49%. IF THAT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT SIZE OF $47,490.

                            12    - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. No Accumulation Unit Values are shown for the following Variable Sub-Accounts which commenced operations as of May 1, 2000: Franklin Small Cap (Class 2), Mutal Shares Securities (Class 2), and Templeton Growth Securities (Class 2). To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

                            13    - PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Glenbrook Provider Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 34.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

         (i) the youngest Contract owner; otherwise,

        (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or survives the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs

                            14    - PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

                            15    - PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider described on pages 27-28.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            16    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


Portfolio:                                       Each Portfolio Seeks:                            Investment Advisor:

AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Balanced Fund                           As high a total return as possible, consistent   A I M Advisors, Inc.
                                                 with preservation of capital
AIM V.I. Diversified Income Fund                 A high level of current income
AIM V.I. Government Securities Fund              A high level of current income consistent with
                                                 a reasonable concern for safety of principal
AIM V.I. Growth Fund                             Growth of capital
AIM V.I. Growth and Income Fund                  Growth of capital with a secondary objective of
                                                 current income
AIM V.I. International Equity Fund               Long-term growth of capital
AIM V.I. Value Fund                              Long-term growth of capital and income as a
                                                 secondary objective
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS VARIABLE INVESTMENT FUND
(VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
The Dreyfus Socially Responsible Growth          Capital growth and, secondarily, current income  The Dreyfus Corporation
Fund, Inc.
Dreyfus Stock Index Fund                         To match the total return of the Standard &
                                                 Poor's 500 Composite Stock Price Index
Dreyfus VIF Growth & Income Portfolio            Long-term capital growth, current income and
                                                 growth of income, consistent with reasonable
                                                 investment risk
Dreyfus VIF Money Market Portfolio               A high level of current income as is consistent
                                                 with the preservation of capital and the
                                                 maintenance of liquidity
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Contrafund-Registered Trademark-    Long-term capital appreciation                   Fidelity Management &
Portfolio                                                                                         Research Company
Fidelity VIP Equity-Income Portfolio             Reasonable income
Fidelity VIP Growth Portfolio                    Capital appreciation
Fidelity VIP High Income Portfolio               High level of current income while also
                                                 considering growth of capital
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) -- CLASS 2
Franklin Small Cap Fund (surviving fund of       Long-term capital growth                         Franklin Advisers, Inc.
merger with Franklin Small Cap Investments
Fund)
Mutual Shares Securities Fund (surviving fund    Capital appreciation. Secondary goal is income.  Franklin Mutual Advisers,
of merger with Mutual Shares Investments Fund)                                                    LLC.
Templeton Developing Markets Securities Fund     Long-term capital appreciation                   Templeton Investment
(previously Templeton Developing Markets Fund)                                                    Counsel, Inc.
Templeton Growth Securities Fund (surviving      Long-term capital growth                         Templeton Global Advisors
fund of merger with Templeton Stock Fund)                                                         Limited
Templeton International Securities Fund          Long-term capital growth                         Templeton Investment
(previously Templeton International Fund)                                                         Counsel, Inc.
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
Goldman Sachs VIT Capital Growth Fund            Long-term growth of capital                      Goldman Sachs Asset
                                                                                                  Management
Goldman Sachs VIT CORE-SM- Small Cap Equity      Long-term growth of capital
Fund
Goldman Sachs VIT CORE-SM- U.S. Equity Fund      Long-term growth of capital and dividend income
Goldman Sachs VIT Global Income Fund             A high total return, emphasizing current income
                                                 and, to a lesser extent providing opportunities
                                                 for capital appreciation
Goldman Sachs VIT International Equity Fund      Long-term capital appreciation                   Goldman Sachs Asset
                                                                                                  Management International

                            17    - PROSPECTUS


Portfolio:                                       Each Portfolio Seeks:                            Investment Advisor:

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
MFS Emerging Growth Series                       Long-term growth of capital                      Massachusetts Financial
                                                                                                  Services
MFS Growth with Income Series                    Reasonable current income and long-term growth
                                                 of capital and income
MFS New Discovery Series                         Capital appreciation
MFS Research Series                              Long-term growth of capital and future income
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.**
Morgan Stanley UIF Equity Growth                 Long-term capital appreciation                   Morgan Stanley Asset
                                                                                                  Management
Morgan Stanley UIF Fixed Income                  Above-average total return over a market cycle
                                                 of three to five years
Morgan Stanley UIF Global Equity                 Long-term capital appreciation
Morgan Stanley UIF Mid Cap Value                 Above-average total return over a market cycle
                                                 of three to five years
Morgan Stanley UIF Value                         Above-average total return over a market cycle   Miller Anderson & Sherrerd,
                                                 of three to five years                           LLP
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Aggressive Growth Fund/VA            Capital appreciation                             OppenheimerFunds, Inc.
Oppenheimer Capital Appreciation Fund/VA         Capital appreciation
Oppenheimer Global Securities Fund/VA            Long-term capital appreciation
Oppenheimer Main Street Growth & Income Fund/VA  High total return, which includes growth in the value of its shares as well as current income,
                                                 from equity and debt securities
Oppenheimer Strategic Bond Fund/VA               High level of current income

*A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholders approval.

**Formerly, the Morgan Stanley Dean Witter Universal Funds, Inc.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

                            18    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Purchase payments that you allocate to the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("DCA FIXED ACCOUNT OPTION") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option. However, you may not choose less than 3 or more than 36 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, we will transfer the remaining payment and associated earnings to the Money Market Variable Sub-Account. No transfers are permitted into the Dollar Cost Averaging Fixed Account.

SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to THE SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 12 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER

                            19    - PROSPECTUS

PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment.........................  $10,000
Guarantee Period.........................  5 years
Annual Interest Rate.....................    4.50%

                                                                   END OF CONTRACT YEAR
                                                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
Beginning Contract Value                      $10,000.00
X (1 + Annual Interest Rate)                     X 1.045
                                              ----------
                                              $10,450.00
Contract Value at end of Contract Year                     $10,450.00
X (1 + Annual Interest Rate)                                  X 1.045
                                                           ----------
                                                           $10,920.25
Contract Value at end of Contract Year                                  $10,920.25
X (1 + Annual Interest Rate)                                               X 1.045
                                                                        ----------
                                                                        $11,411.66
Contract Value at end of Contract Year                                               $11,411.66
X (1 + Annual Interest Rate)                                                            X 1.045
                                                                                     ----------
                                                                                     $11,925.19
Contract Value at end of Contract Year                                                            $11,925.19
X (1 + Annual Interest Rate)                                                                         X 1.045
                                                                                                  ----------
                                                                                                  $12,461.82
Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3. Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a

                            20    - PROSPECTUS

Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Free Withdrawal Amount as described on page 23,

- that qualify for one of the waivers as described on page 24,

- to satisfy the IRS minimum distribution rules for the Contract, or

- a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short-Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

                            21    - PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Short Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                            22    - PROSPECTUS

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account.

In addition, we will waive the Contract Maintenance Charge if total purchase payments are $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.05% of the average daily net assets you have invested in the Variable Sub-Accounts (1.27% if you select the Enhanced Death Benefit Rider, and 1.49% if you select the Enhanced Death and Income Benefit Combination Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period;

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals that qualify for one of the waivers as described below.

                            23    - PROSPECTUS

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract owner is not a natural person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract owner is not a natural person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-

                            24    - PROSPECTUS

Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

                            25    - PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

If you elected the Enhanced Death and Income Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount

                            26    - PROSPECTUS
available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

                            27    - PROSPECTUS

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a)   =   is the withdrawal amount;
    (b)   =   is the Contract Value immediately
              prior to the withdrawal; and
    (c)   =   is the Contract value on the Death
              Benefit Anniversary adjusted by any
              prior purchase payments or withdrawals
              made since that Anniversary.

We will determine the value of the death benefits as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER
If the Contract owner is a living individual, the enhanced death benefit applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the enhanced death benefit. The enhanced death benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

That enhanced death benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial purchase payment. After issue, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a)   =   is the withdrawal amount,
    (b)   =   is the Contract Value immediately
              prior to the withdrawal, and
    (c)   =   is the Contract Value on that Contract
              Anniversary adjusted by any prior
              purchase payments and withdrawals
              since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment, as defined below. Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of:

- the date we determine the death benefit, or

- the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's, 85th birthday.

The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a)   =   the withdrawal amount,
    (b)   =   is the Contract Value immediately
              prior to the withdrawal, and
    (c)   =   is the most recently calculated
              enhanced death benefit.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the Enhanced Death and Income Benefit Combination Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is as described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to the value the enhanced death benefit would be on the Payout Start Date.

                            28    - PROSPECTUS

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

- is on or after the tenth Contract Anniversary, and

- is prior to the Annuitant's 90th Birthday.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

DEATH BENEFIT PAYMENTS
A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the distribution upon death is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge or Market Value Adjustment.

                            29    - PROSPECTUS

MORE INFORMATION
-------------------------------------------------------------------

GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of 62 Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The

                            30    - PROSPECTUS
votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. ALFS, Inc.* ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

------------------------
*Effective May 1, 2000, Allstate Life Financial Services, Inc. was renamed ALFS,
 Inc.

                            31    - PROSPECTUS

QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.

YEAR 2000
Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("YEAR 2000 ISSUE"). Glenbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Because of the accuracy of this plan, and its timely completion, Glenbrook has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be

                            32    - PROSPECTUS
treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

                            33    - PROSPECTUS

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availablity of the Contract for use with any of the Qualified Plans listed below.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                            34    - PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 94042, Palatine, IL 60094
(telephone: 1-800-755-5275).

EXPERTS
The financial statements and related financial statement schedule of Glenbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which are incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the two years then ended that appear in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which are incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                            35    - PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                                  BASIC POLICY

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.73
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.73   $ 12.66
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     7,487
-------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.22
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.22   $  9.91
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       721
-------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.38
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.38   $  9.85
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.83
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.83   $ 15.82
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    13,275
-------------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.36
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.36   $ 15.09
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    12,180
-------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.68
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.68   $ 16.38
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.52
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.52   $ 14.80
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    42,074
-------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.79
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.79   $ 14.40
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,130
-------------------------------------------------------------------------------
DREYFUS STOCK INDEX SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.87
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.87   $ 12.97
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     9,930
-------------------------------------------------------------------------------
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.65
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.65   $ 12.47
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     2,680
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.05
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.05   $ 10.40
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.66
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.66   $ 14.33
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    18,963
-------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.48
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.48   $ 11.02
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    30,264
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.20
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.20   $ 15.22
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    25,821
-------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.43
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.43   $ 11.16
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,837
-------------------------------------------------------------------------------
FRANKLIN SMALL CAP INVESTMENTS (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.70
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MUTUAL SHARES INVESTMENTS (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.31
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS EQUITY (CLASS 2)
SUB-ACCOUNT(1,3)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.16
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.37
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL EQUITY (CLASS 2) SUB-ACCOUNT(1,3)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.26
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.10
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.10   $ 13.99
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.60
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.60   $ 12.36
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        86
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.90
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.90   $ 13.46
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       317
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT GLOBAL INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.67
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.67   $  9.92
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.84
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.84   $ 14.25
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.95
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.95   $ 20.88
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     1,059
-------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.81
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.81   $ 11.41
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     6,295
-------------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.38
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.38   $ 19.52
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       183
-------------------------------------------------------------------------------
MFS RESEARCH SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.53
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.94
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.94   $ 15.09
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.15
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.15   $  9.87
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.43
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.43   $ 10.73
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.96
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.96   $ 13.07
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.95
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.95   $  9.65
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 13.73
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.11
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 13.11
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET GROWTH & INCOME SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.78
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.16
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------

 * The Contracts were first offered on November 10, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.05% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.
(1) Variable Sub-Accounts that commenced operations on December 17, 1999.
(2) Effective May 1, 2000, the Portfolios in which the Franklin Small Cap Investments (Class 2), Mutual Shares Investments (Class 2), and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and the Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00.
(3) Effective May 1, 2000 the Portfolios in which the Templeton Developing Markets Equity (Class 2) and Templeton International Equity (Class 2) Variable Sub-Accounts invest were renamed the Templeton Developing Markets Securities (Class 2) and Templeton International Securities (Class 2). Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts were renamed Templeton Developing Markets Securities (Class 2) and Templeton International Securities
    (Class 2) respectively.

   No Accumulation Unit Values are shown for the following new sub-accounts that commenced operations as of the date of this prospectus: Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and Templeton Growth Securities (Class 2).

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                       WITH ENHANCED DEATH BENEFIT RIDER

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.73
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.73   $ 12.63
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    16,023
-------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.22
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.22   $  9.88
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.38
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.38   $  9.83
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.82
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.82   $ 15.78
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    14,400
-------------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.36
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.36   $ 15.05
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    16,349
-------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.68
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.68   $ 16.34
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       606
-------------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.52
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.52   $ 14.76
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    35,445
-------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.78
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.78   $ 14.36
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     1,093
-------------------------------------------------------------------------------
DREYFUS STOCK INDEX SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.87
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.87   $ 12.94
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     5,556
-------------------------------------------------------------------------------
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.64
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.64   $ 12.43
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.04
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.04   $ 10.38
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.66
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.66   $ 14.29
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    30,660
-------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.47
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.47   $ 10.99
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    17,530
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.20
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.20   $ 15.19
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        313    45,514
-------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.43
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.43   $ 11.13
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,914
-------------------------------------------------------------------------------
FRANKLIN SMALL CAP INVESTMENTS (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.67
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MUTUAL SHARES INVESTMENTS (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.31
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS EQUITY (CLASS 2)
SUB-ACCOUNT(1,3)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.16
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.36
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL EQUITY (CLASS 2) SUB-ACCOUNT(1,3)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.25
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.09
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.09   $ 13.95
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.60
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.60   $ 12.36
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.89
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.89   $ 13.46
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT GLOBAL INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.67
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.67   $  9.90
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.84
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.84   $ 14.22
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.95
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.95   $ 20.83
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,068
-------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.81
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.81   $ 11.38
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,323
-------------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.38
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.38   $ 19.47
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     1,669
-------------------------------------------------------------------------------
MFS RESEARCH SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.52
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.94
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.94   $ 15.05
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     1,953
-------------------------------------------------------------------------------
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.15
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.15   $  9.85
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     1,566
-------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.43
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.43   $ 10.71
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        245        --
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.96
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.96   $ 13.04
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.95
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.95   $  9.63
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       903
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 13.72
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.11
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 13.10
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET GROWTH & INCOME SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.77
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.16
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------

 * The Contracts were first offered on November 10, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.27% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.
(1) Variable Sub-Accounts commenced operations on December 17, 1999.
(2) Effective May 1, 2000, the Portfolios in which the Franklin Small Cap Investments (Class 2), Mutual Shares Investments (Class 2), and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and the Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00.
(3) Effective May 1, 2000 the Portfolios in which the Templeton Developing Markets Equity (Class 2) and Templeton International Equity (Class 2) Variable Sub-Accounts invest were renamed the Templeton Developing Markets Securities (Class 2) and Templeton International Securities (Class 2). Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts were renamed Templeton Developing Markets Securities (Class 2) and Templeton International Securities
    (Class 2) respectively.

   No Accumulation Unit Values are shown for the following new sub-accounts that commenced operations as of the date of this prospectus: Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and Templeton Growth Securities (Class 2).

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
        WITH ENHANCED DEATH BENEFIT AND INCOME BENEFIT COMBINATION RIDER

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.73
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.73   $ 12.60
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        405    43,121
-------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.21
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.21   $  9.86
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     1,484
-------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.38
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.38   $  9.80
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.82
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.82   $ 15.74
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        386    21,246
-------------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.36
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.36   $ 15.01
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    11,459
-------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.68
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.68   $ 16.30
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     2,943
-------------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.51
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.51   $ 14.73
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    34,288
-------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.78
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.78   $ 14.33
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     5,493
-------------------------------------------------------------------------------
DREYFUS STOCK INDEX SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.87
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.87   $ 12.90
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        401    19,955
-------------------------------------------------------------------------------
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.64
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.64   $ 12.40
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,983
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.04
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.04   $ 10.36
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       577
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.65
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.65   $ 14.26
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        387    32,161
-------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.47
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.47   $ 10.96
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    11,621
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.19
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.19   $ 15.15
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    22,088
-------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.43
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.43   $ 11.10
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     3,667
-------------------------------------------------------------------------------
FRANKLIN SMALL CAP INVESTMENTS (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.66
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MUTUAL SHARES INVESTMENTS (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.30
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS EQUITY (CLASS 2)
SUB-ACCOUNT(1,3)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.15
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(1,2)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.36
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL EQUITY (CLASS 2) SUB-ACCOUNT(1,3)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.25
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.09
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.09   $ 13.92
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     2,449
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.59
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.59   $ 12.30
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    17,918
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.89
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.89   $ 13.39
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        401    20,515
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT GLOBAL INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.66
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.66   $  9.87
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.84
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.84   $ 14.18
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 11.94
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 11.94   $ 20.78
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        377    19,189
-------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.81
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.81   $ 11.35
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --     4,808
-------------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.000   $11.381
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.381   $ 19.42
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       707
-------------------------------------------------------------------------------
MFS RESEARCH SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 11.52
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.000   $10.941
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.941   $ 15.02
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        406     7,464
-------------------------------------------------------------------------------
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.15
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.15   $  9.82
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.42
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.42   $ 10.69
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --       245
-------------------------------------------------------------------------------

 For the Years Beginning January 1* and Ended December 31,     1998      1999
-------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $ 10.96
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $ 10.96   $ 13.01
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        408     1,788
-------------------------------------------------------------------------------
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $ 10.00   $  9.95
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $  9.95   $  9.61
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --    17,465
-------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 13.72
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 12.10
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 13.10
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET GROWTH & INCOME SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.77
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                       --   $ 10.00
-------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                             --   $ 10.15
-------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                         --        --
-------------------------------------------------------------------------------

 * The Contracts were first offered on November 10, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.
(1) Variable Sub-Accounts that commenced operations on December 17, 1999.
(2) Effective May 1, 2000, the Portfolios in which the Franklin Small Cap Investments (Class 2), Mutual Shares Investments (Class 2), and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and the Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00.
(3) Effective May 1, 2000 the Portfolios in which the Templeton Developing Markets Equity (Class 2) and Templeton International Equity (Class 2) Variable Sub-Accounts invest were renamed the Templeton Developing Markets Securities (Class 2) and Templeton International Securities (Class 2). Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts were renamed Templeton Developing Markets Securities (Class 2) and Templeton International Securities
    (Class 2) respectively.

   No Accumulation Unit Values are shown for the following new sub-accounts that commenced operations as of the date of this prospectus: Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), and Templeton Growth Securities (Class 2).

APPENDIX B
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

EXAMPLES OF MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
              = 10,000.00 X (1.045)TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X (10,000.00) = $1,500.00

                    Step 3: Calculate the Withdrawal Charge:
                       = .05 X (10,000 - 1,500) = $425.00

                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.20%
                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J) X N
                        = .9 X (.045 - .042) X 2 = .0054

  MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO
                            MARKET VALUE ADJUSTMENT:
                     = .0054 X (11,411.66 - 1,500) = $53.52

     Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:
                   = 11,411.66 - 425.00 + 53.52 = $11,040.18

                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
              = 10,000.00 X (1.045)TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X (10,000.00) = $1,500.00

                    Step 3: Calculate the Withdrawal Charge:
                    = .05 X (10,000.00 - 1,500.00) = $425.00

                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.80%
                      N   =   730 DAYS   =   2
                              --------
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J) X N
                      = .9 X (.045 - .048) X (2) = -.0054

  MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO
                            MARKET VALUE ADJUSTMENT:
                    = -.0054 X (11,411.66 - 1,500) = -$53.52

     Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:
                   = 11,411.66 - 425.00 - 53.52 = $10,933.14

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

Description
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchases of Contracts
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
      Standardized Total Returns
----------------------------------------------------------------------------
      Non-standardized Total Returns
----------------------------------------------------------------------------
      Adjusted Historical Total Returns
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------
      Calculation of Annuity Unit Values
----------------------------------------------------------------------------
   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------

Description
----------------------------------------------------------------------------

      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

GLG678

THE GLENBROOK PROVIDER VARIABLE ANNUITY

Glenbrook Life and Annuity Company
P.O. Box 94042
Palatine, IL 60094
Telephone Number: 1-800-755-5275                  Prospectus dated May 1, 2000

--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the Glenbrook Provider Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 35 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 32 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

-    AIM VARIABLE INSURANCE FUNDS
-    FEDERATED INSURANCE SERIES
-    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
     TRUST

-    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
     TRUST-SM-
-    OPPENHEIMER VARIABLE ACCOUNT FUNDS
-    STI CLASSIC VARIABLE TRUST

Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT
                   FDIC INSURED.

GLG677

                                1    PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          13
----------------------------------------------------------------------------
   Purchases                                                             14
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          16
----------------------------------------------------------------------------
      The Fixed Account Options                                          18
----------------------------------------------------------------------------
      Transfers                                                          20
----------------------------------------------------------------------------
   Expenses                                                              22
----------------------------------------------------------------------------
   Access To Your Money                                                  24
----------------------------------------------------------------------------
   Income Payments                                                       25
----------------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------

   Death Benefits                                                        26
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     29
----------------------------------------------------------------------------
      Glenbrook                                                          29
----------------------------------------------------------------------------
      The Variable Account                                               29
----------------------------------------------------------------------------
      The Portfolios                                                     29
----------------------------------------------------------------------------
      The Contract                                                       30
----------------------------------------------------------------------------
      Qualified Plans                                                    31
----------------------------------------------------------------------------
      Legal Matters                                                      31
----------------------------------------------------------------------------
      Year 2000                                                          31
----------------------------------------------------------------------------
   Taxes                                                                 31
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                    34
----------------------------------------------------------------------------
   Experts                                                               34
----------------------------------------------------------------------------
   Performance Information                                               34
----------------------------------------------------------------------------
APPENDIX A--ACCUMULATION UNIT VALUES                                    A-1
----------------------------------------------------------------------------
APPENDIX B--MARKET VALUE ADJUSTMENT EXAMPLE                             B-1
----------------------------------------------------------------------------
   STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                C-1
----------------------------------------------------------------------------

                                2    PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

THIS PROSPECTUS USES A NUMBER OF IMPORTANT TERMS THAT YOU MAY NOT BE FAMILIAR WITH. THE INDEX BELOW IDENTIFIES THE PAGE THAT DESCRIBES EACH TERM. THE FIRST USE OF EACH TERM IN THIS PROSPECTUS APPEARS IN HIGHLIGHTS.

                                                                            PAGE
--------------------------------------------------------------------------------
   Accumulation Phase                                                          6
--------------------------------------------------------------------------------
   Accumulation Unit                                                      12, 15
--------------------------------------------------------------------------------
   Accumulation Unit Value                                                12, 15
--------------------------------------------------------------------------------
   Anniversary Values                                                         27
--------------------------------------------------------------------------------
   Annuitant                                                                  13
--------------------------------------------------------------------------------
   Automatic Additions Plan                                                   14
--------------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                                    21
--------------------------------------------------------------------------------
   Beneficiary                                                                13
--------------------------------------------------------------------------------
   Cancellation Period                                                         4
--------------------------------------------------------------------------------
   *Contract                                                                  13
--------------------------------------------------------------------------------
   Contract Anniversary                                                        5
--------------------------------------------------------------------------------
   Contract Owner (You)                                                       13
--------------------------------------------------------------------------------
   Contract Value                                                          5, 15
--------------------------------------------------------------------------------
   Contract Year                                                               5
--------------------------------------------------------------------------------
   Death Benefit Anniversary                                                  27
--------------------------------------------------------------------------------
   Dollar Cost Averaging Program                                              21
--------------------------------------------------------------------------------
   Due Proof of Death                                                         26
--------------------------------------------------------------------------------
   Enhanced Death Benefit Rider                                               27
--------------------------------------------------------------------------------
   Enhanced Death and Income Benefit Combination Rider                        27
--------------------------------------------------------------------------------

                                                                            PAGE
--------------------------------------------------------------------------------

   Fixed Account Options                                                      18
--------------------------------------------------------------------------------
   Free Withdrawal Amount                                                     22
--------------------------------------------------------------------------------
   Funds                                                                       1
--------------------------------------------------------------------------------
   Glenbrook ("We")                                                           29
--------------------------------------------------------------------------------
   Guarantee Periods                                                          18
--------------------------------------------------------------------------------
   Income Plan                                                                25
--------------------------------------------------------------------------------
   Investment Alternatives                                              1, 16-18
--------------------------------------------------------------------------------
   Issue Date                                                                  6
--------------------------------------------------------------------------------
   Market Value Adjustment                                                    19
--------------------------------------------------------------------------------
   Payout Phase                                                                6
--------------------------------------------------------------------------------
   Payout Start Date                                                          25
--------------------------------------------------------------------------------
   Portfolios                                                              1, 16
--------------------------------------------------------------------------------
   Qualified Contracts                                                         4
--------------------------------------------------------------------------------
   SEC                                                                         1
--------------------------------------------------------------------------------
   Settlement Value                                                           27
--------------------------------------------------------------------------------
   Systematic Withdrawal Program                                              24
--------------------------------------------------------------------------------
   Valuation Date                                                             14
--------------------------------------------------------------------------------
   Variable Account                                                            1
--------------------------------------------------------------------------------
   Variable Sub-Account                                                    1, 16
--------------------------------------------------------------------------------

*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                                3    PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

THE FOLLOWING IS A SNAPSHOT OF THE CONTRACT. PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR MORE INFORMATION.

FLEXIBLE PAYMENTS                           You can purchase a Contract with as little as $3,000 ($2,000 for "QUALIFIED CONTRACTS", which are Contracts issued within
                                            QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $50.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent federal or state law
                                            permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.15% of
                                               average daily net assets (1.37% if you select the
                                               ENHANCED DEATH BENEFIT RIDER and 1.59% if you select the
                                               ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER)
                                            -  Annual contract maintenance charge of $35 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payment withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any Contract
                                               Year (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 35 investment alternatives including:
                                            -  3 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  32 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                                -  A I M ADVISORS, INC.
                                                -  FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                -  FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                -  FRANKLIN ADVISERS, INC.
                                                -  MASSACHUSETTS FINANCIAL SERVICES
                                                -  OPPENHEIMERFUNDS, INC.
                                                -  SUNTRUST BANK
                                                -  TEMPLETON GLOBAL ADVISORS LIMITED
                                                -  TRUSCO CAPITAL MANAGEMENT, INC.
                                            TO FIND OUT CURRENT RATES BEING PAID ON THE FIXED ACCOUNT
                                            OPTIONS OR HOW THE VARIABLE SUB-ACCOUNTS HAVE PERFORMED,
                                            CALL US AT 1-800-755-5275.

                                4    PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a "joint and survivor" life income with guaranteed
                                               payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT (if the Contract is owned by a
                                            non-natural person) die before the PAYOUT START DATE, we
                                            will pay the death benefit described in the Contract. We
                                            offer an Enhanced Death Benefit Rider and an Enhanced Death and Income Benefit Combination Rider.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers to a GUARANTEE PERIOD of the Fixed Account must be at least $50.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year", which we measure from the date we issue your Contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial withdrawals are available under limited circumstances on or after the
                                            Payout Start Date. A 10% federal tax penalty may apply if
                                            you withdraw before you are 59 1/2 years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.

                                5    PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 35 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT PHASE
          DATE                                        DATE

  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE"The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.

                                6    PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete
Years Since We
Received the Purchase
Payment Being
Withdrawn:                                   0         1         2         3         4         5         6+
--------------------------------------------------------------------------------------------------------------
Applicable Charge:                            6%        6%        5%        5%        4%        3%        0%
--------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                    $35.00**
--------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                         $10.00***
--------------------------------------------------------------------------------------------------------------

 *Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.05%*
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.15%
----------------------------------------------------------------------

*If you select the Enhanced Death Benefit Rider, the mortality and expense risk charge is 1.27%. If you select the Enhanced Death and Income Benefit Combination Rider, the mortality and expense risk charge is 1.49%.

                                7    PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS) *

                                                                                                                  Total Portfolio
                                                          Management          Rule 12b-1          Other               Annual
Portfolio                                                    Fees                Fees            Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund (1)                                   0.65%               N/A              0.56%                1.21%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           0.62%               N/A              0.11%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         0.63%               N/A              0.10%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                              0.61%               N/A              0.16%                0.77%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund (1)                                 0.35%               N/A              0.79%                1.14%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          0.61%               N/A              0.15%                0.76%
---------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (1)                            0.50%               N/A              0.23%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-
  Portfolio (2,3)                                            0.58%               N/A              0.09%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2,3)                   0.48%               N/A              0.09%                0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2,3)                          0.58%               N/A              0.08%                0.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2)                       0.58%               N/A              0.11%                0.69%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2,4)                       0.24%               N/A              0.04%                0.28%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2,3)                        0.73%               N/A              0.18%                0.91%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (5)                               0.75%               N/A              0.09%                0.84%
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series (5)                            0.75%               N/A              0.13%                0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (5)                                      0.75%               N/A              0.11%                0.86%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                        0.66%               N/A              0.01%                0.67%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     0.68%               N/A              0.02%                0.70%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        0.67%               N/A              0.02%                0.69%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA              0.73%               N/A              0.05%                0.78%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA                      0.72%               N/A              0.01%                0.73%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                           0.74%               N/A              0.04%                0.78%
---------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund (1)                            0.94%               N/A              0.21%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income Fund (6)                               0.90%               N/A              0.30%                1.20%
---------------------------------------------------------------------------------------------------------------------------------
STI International Equity Fund (1)                            0.86%               N/A              0.74%                1.60%
---------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund (1)                           0.30%               N/A              0.45%                0.75%
---------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund (1)                                  0.80%               N/A              0.35%                1.15%
---------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund (6)                            1.00%               N/A              0.30%                1.30%
---------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund (1)                          0.52%               N/A              0.68%                1.20%
---------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund (1)                              0.79%               N/A              0.16%                0.95%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund -- Class 2
  (7,9,10)                                                   0.60%              0.25%             0.05%                0.90%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2
  (8,9,10)                                                   0.83%              0.25%             0.05%                1.13%
---------------------------------------------------------------------------------------------------------------------------------

* The figures shown in the table are for the year ended December 31, 1999 (except as otherwise noted).

(1) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

                                                                                                                  Total Portfolio
                                                          Management          Rule 12b-1          Other               Annual
Portfolio                                                    Fees                Fees            Expenses            Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                       0.75%               N/A              0.56%                1.31%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                          0.63%               N/A              0.79%                1.42%
---------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                0.50%               N/A              0.48%                0.98%
---------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund                                1.15%               N/A              0.21%                1.36%
---------------------------------------------------------------------------------------------------------------------------------
STI International Equity Fund                                1.25%               N/A              0.74%                1.99%
---------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund                               0.74%               N/A              0.45%                1.19%
---------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund                                      1.15%               N/A              0.35%                1.50%
---------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund                              1.15%               N/A              0.68%                1.83%
---------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund                                  0.80%               N/A              0.16%                0.96%
---------------------------------------------------------------------------------------------------------------------------------

The Portfolio's Advisors may discontinue all or part of these voluntary reductions and reimbursements at any time.

                                8    PROSPECTUS

 (2) Initial Class.

 (3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company ("FMR") on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the total "Total Portfolio Annual Expenses" presented in the table would have been 0.65% for Contrafund-Registered Trademark- Portfolio, 0.56% for Equity-Income Portfolio, 0.66% for Growth Portfolio, and 0.87% for Overseas Portfolio.

 (4) FMR agreed to reimburse a portion of the Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's "Management Fee," "Rule 12b-1 Fee," "Other Expenses," and "Total Portfolio Annual Expense" would have been: 0.24%, N/A, 0.10%, and 0.34% respectively.

 (5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series, 0.87% for Growth with Income Series, and 0.85% for Research Series.

 (6) "Other Expenses" are based on estimated amounts for the current year.

 (7) On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.60%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.04%, and "Total Portfolio Annual Expenses" 0.89%.

 (8) On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.80%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.05%, and "Total Portfolio Annual Expenses" 1.10%.

 (9) The fund administration fee is paid indirectly through the management fee.

(10) The funds' class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

                                9    PROSPECTUS

Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Enhanced Death and Income Benefit Combination Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year             3 Years             5 Years             10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $80                 $133                $179                $322
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $76                 $118                $154                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $76                 $118                $154                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth & Income                                       $76                 $119                $156                $278
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $80                 $130                $175                $316
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $76                 $119                $156                $277
---------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                  $76                 $118                $154                $274
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $74                 $113                $146                $258
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $75                 $116                $151                $267
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $75                 $117                $152                $270
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                          $77                 $122                $161                $289
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-                  $75                 $116                $151                $268
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                         $71                 $104                $131                $227
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $77                 $121                $160                $286
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                                         $77                 $122                $162                $290
---------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                   $77                 $122                $161                $288
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $75                 $116                $151                $268
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $75                 $117                $153                $271
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $75                 $117                $152                $270
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income                        $76                 $119                $157                $279
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                                $76                 $118                $154                $274
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                                     $76                 $119                $157                $279
---------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                                       $80                 $131                $176                $317
---------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income                                          $80                 $132                $178                $321
---------------------------------------------------------------------------------------------------------------------------------
STI International Equity                                       $84                 $144                $198                $360
---------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                                      $76                 $118                $155                $276
---------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                             $80                 $131                $176                $317
---------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                                       $81                 $135                $183                $331
---------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                                     $80                 $132                $178                $321
---------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                                         $78                 $125                $166                $297
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities -- Class 2                  $77                 $123                $163                $292
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -- Class 2                         $80                 $130                $175                $315
---------------------------------------------------------------------------------------------------------------------------------

                                10    PROSPECTUS

Example 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

Variable Sub-Account                                          1 Year             3 Years             5 Years             10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $29                 $ 90                $153                $322
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $25                 $ 75                $129                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $25                 $ 75                $129                $274
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth & Income                                       $25                 $ 77                $131                $278
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $29                 $ 88                $150                $316
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $25                 $ 76                $130                $277
---------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                  $25                 $ 75                $129                $274
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $23                 $ 70                $121                $258
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $24                 $ 73                $125                $267
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $24                 $ 74                $127                $270
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                          $26                 $ 80                $136                $289
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-                  $24                 $ 74                $126                $268
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                         $20                 $ 61                $105                $227
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $26                 $ 79                $134                $286
---------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                                         $26                 $ 80                $136                $290
---------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                   $26                 $ 79                $135                $288
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $24                 $ 74                $126                $268
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $24                 $ 74                $127                $271
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $24                 $ 74                $127                $270
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income                        $25                 $ 77                $131                $279
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                                $25                 $ 75                $129                $274
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                                     $25                 $ 77                $131                $279
---------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                                       $29                 $ 88                $150                $317
---------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income                                          $29                 $ 90                $153                $321
---------------------------------------------------------------------------------------------------------------------------------
STI International Equity                                       $33                 $102                $173                $360
---------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                                      $25                 $ 76                $130                $276
---------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                             $29                 $ 88                $150                $317
---------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                                       $30                 $ 93                $158                $331
---------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                                     $29                 $ 90                $153                $321
---------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                                         $27                 $ 82                $140                $297
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities -- Class 2                  $26                 $ 81                $137                $292
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -- Class 2                         $29                 $ 88                $149                $315
---------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO'S ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED BELOW. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.49%. IF THAT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT SIZE OF $47,490.

                                11    PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE". Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. No Accumulation Unit Values are shown for the following Variable Sub-Accounts that had not commenced operations as of December 31, 1999: Fidelity VIP Index 500, Fidelity VIP Overseas, Oppenheimer Multiple Strategies, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI Quality Growth Stock, STI Small Cap Value Equity, Templeton Global Income Securities (Class 2), Templeton Growth Securities (Class 2). To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook and the Variable Account appear in the Statement of Additional Information.

                                12    PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Glenbrook Provider Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 30.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

         (i) the youngest Contract owner; otherwise,

        (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or survives the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs

                                13    PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

                                14    PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase or transfer payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider described on pages 27-28.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                15    PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 32 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

Portfolio:                                       Each Portfolio Seeks:                            Investment Advisor:
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS*
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                           As high a total return as possible, consistent
                                                 with preservation of capital
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               Growth of capital
------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                             Growth of capital
------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                  Growth of capital with a secondary objective of  A I M Advisors, Inc.
                                                 current income
------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                         A high level of current income
------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                              Long-term growth of capital and income as a
                                                 secondary objective
-----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                    Current income consistent with the stability of  Federated Investment
                                                 principal and liquidity                          Management Company
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-    Long-term capital appreciation
Portfolio
------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             Reasonable income
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Capital appreciation
------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio               High level of current income while also          Fidelity Management &
                                                 considering growth of capital                    Research Company
------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                 Investment results that correspond to the total
                                                 return of common stocks publicly traded in the
                                                 United States, as represented by the S&P 500
------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                  Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) -- CLASS 2
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund          High current income. Capital appreciation is a   Franklin Advisers, Inc.
(surviving fund of merger with Templeton Bond    secondary consideration.
Fund)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (surviving      Long-term capital growth                         Templeton Global Advisors
fund of merger with Templeton Stock Fund)                                                         Limited
-----------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
-----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                       Long-term growth of capital
------------------------------------------------------------------------------------------------
MFS Growth with Income Series                    Reasonable current income and long-term growth   Massachusetts Financial
                                                 of capital and income                            Services
------------------------------------------------------------------------------------------------
MFS Research Series                              Long-term growth of capital and future income
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA            Capital appreciation
------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA         Capital appreciation
------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            Long-term capital appreciation
------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA  High total return, which includes growth in the
                                                 value of its shares as well as current income,   OppenheimerFunds, Inc.
                                                 from equity and debt securities
------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA          A high total investment return which includes
                                                 current income and capital appreciation in the
                                                 value of its shares.
------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA               High level of current income
-----------------------------------------------------------------------------------------------------------------------------

                                16    PROSPECTUS

Portfolio:                                       Each Portfolio Seeks:                            Investment Advisor:
-----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund                    Captial Appreciation                             SunTrust Bank
-----------------------------------------------------------------------------------------------------------------------------
STI Growth and Income Fund                       Long-term capital appreciation with the          Trusco Capital Management
                                                 secondary goal of current income Trusco Capital  Inc.
                                                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
STI International Equity Fund                    Long-term capital appreciation                   SunTrust Bank
-----------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund                   High total return through current income and     SunTrust Bank
                                                 capital appreciation, while preserving the
                                                 principal amount invested
-----------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund                          Capital appreciation                             SunTrust Bank
-----------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund                    Long-term capital appreciation with nominal      Trusco Capital Management
                                                 dividend income                                  Inc.
-----------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund                  Capital appreciation with the secondary goal of  SunTrust Bank current income
-----------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund                      Current income with the secondary goal of        SunTrust Bank
                                                 capital appreciation
-----------------------------------------------------------------------------------------------------------------------------

*A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

                                17    PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Purchase payments that you allocate to the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("DCA FIXED ACCOUNT OPTION") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option. However, you may not choose less than 3 or more than 36 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, we will transfer the remaining payment and associated earnings to the Money Market Variable Sub-Account. No transfers are permitted into the Dollar Cost Averaging Fixed Account.

SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 12 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER

                                18    PROSPECTUS

PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment.........................  $10,000
Guarantee Period.........................  5 years
Annual Interest Rate.....................    4.50%

                                                                   END OF CONTRACT YEAR
                                                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
Beginning Contract Value                      $10,000.00
X (1 + Annual Interest Rate)                     X 1.045
                                              ----------
                                              $10,450.00
Contract Value at end of Contract Year                     $10,450.00
X (1 + Annual Interest Rate)                                  X 1.045
                                                           ----------
                                                           $10,920.25
Contract Value at end of Contract Year                                  $10,920.25
X (1 + Annual Interest Rate)                                               X 1.045
                                                                        ----------
                                                                        $11,411.66
Contract Value at end of Contract Year                                               $11,411.66
X (1 + Annual Interest Rate)                                                            X 1.045
                                                                                     ----------
                                                                                     $11,925.19
Contract Value at end of Contract Year                                                            $11,925.19
X (1 + Annual Interest Rate)                                                                         X 1.045
                                                                                                  ----------
                                                                                                  $12,461.82
Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 - $10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3. Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a

                                19    PROSPECTUS

Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Free Withdrawal Amount as described on page 22,

- that qualify for one of the waivers as described on page 23,

- to satisfy the IRS minimum distribution rules for the Contract, or

- a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Short-Term Dollar Cost Averaging Fixed Account Option or the Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

                                20    PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Short Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                21    PROSPECTUS

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account.

In addition, we will waive the Contract Maintenance Charge if total purchase payments are $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.05% of the average daily net assets you have invested in the Variable Sub-Accounts (1.27% if you select the Enhanced Death Benefit Rider, and 1.49% if you select the Enhanced Death and Income Benefit Combination Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period;

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk

                                22    PROSPECTUS
charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract owner is not a natural person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract owner is not a natural person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

                                23    PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

                                24    PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

If you elected the Enhanced Death and Income Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount

                                25    PROSPECTUS
available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

                                26    PROSPECTUS

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a)   =   is the withdrawal amount;
    (b)   =   is the Contract Value immediately
              prior to the withdrawal; and
    (c)   =   is the Contract value on the Death
              Benefit Anniversary adjusted by any
              prior purchase payments or withdrawals
              made since that Anniversary.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER
If the Contract owner is a living individual, the enhanced death benefit applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the enhanced death benefit. The enhanced death benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

That enhanced death benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial purchase payment. After issue, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a)   =   is the withdrawal amount,
    (b)   =   is the Contract Value immediately
              prior to the withdrawal, and
    (c)   =   is the Contract Value on that Contract
              Anniversary adjusted by any prior
              purchase payments and withdrawals
              since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment, as defined below. Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of:

- the date we determine the death benefit, or

- the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's, 85th birthday.

The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a)   =   the withdrawal amount,
    (b)   =   is the Contract Value immediately
              prior to the withdrawal, and
    (c)   =   is the most recently calculated
              enhanced death benefit.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the Enhanced Death and Income Benefit Combination Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is as described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal

                                27    PROSPECTUS
to the value the enhanced death benefit would be on the Payout Start Date.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

- is on or after the tenth Contract Anniversary, and

- is prior to the Annuitant's 90th Birthday.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

DEATH BENEFIT PAYMENTS
A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the distribution upon death is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge or Market Value Adjustment.

                                28    PROSPECTUS

MORE INFORMATION
-------------------------------------------------------------------

GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of 62 Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The

                                29    PROSPECTUS
votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. ALFS, Inc.* ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

------------------------
*Effective May 1, 2000, Allstate Life Financial Services, Inc. was renamed ALFS,
 Inc.

                                30    PROSPECTUS

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.

YEAR 2000
Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("YEAR 2000 ISSUE"). Glenbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Because of the accuracy of this plan, and its timely completion, Glenbrook has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be

                                31    PROSPECTUS
treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

                                32    PROSPECTUS

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availablity of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educional organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld

                                33    PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 94042, Palatine, IL 60094
(telephone: 1-800-755-5275).

EXPERTS
The financial statements and related financial statement schedule of Glenbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which are incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the two years then ended that appear in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report which are incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                34    PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                                  BASIC POLICY

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31,     1998     1999
-----------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.73
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.73   $12.66
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    7,487
-----------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.39
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.39   $16.29
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    8,743
-----------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.83
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.83   $15.82
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   13,275
-----------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.36
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.36   $15.09
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   12,180
-----------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.31
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.31   $11.27
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    7,387
-----------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.52
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.52   $14.80
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   42,074
-----------------------------------------------------------------------------
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(2)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.06
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    7,985
-----------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.66
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.66   $14.33
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   18,963
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.48
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.48   $11.02
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   30,264
-----------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.20
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.20   $15.22
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   25,821
-----------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.43
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.43   $11.16
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,837
-----------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.95
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.95   $20.88
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    1,059
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31,     1998     1999
-----------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.81
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.81   $11.41
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    6,295
-----------------------------------------------------------------------------
MFS RESEARCH SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $11.53
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $13.73
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $12.11
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $13.11
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET GROWTH AND INCOME SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.78
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.16
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
STI CAPITAL APPRECIATION SUB-ACCOUNT(1)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.60
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   10,425
-----------------------------------------------------------------------------
STI VALUE INCOME STOCK SUB-ACCOUNT(1)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $ 9.46
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    5,699
-----------------------------------------------------------------------------
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3,4)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $11.37
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
TEMPLETON BOND SUB-ACCOUNT (CLASS 2) (3,4)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $ 9.26
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------

* The Contracts were first offered on November 10, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.05% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1) Variable Sub-Accounts commenced operations on May 1, 1999.

(2) Variable Sub-Accounts commenced operations on November 11, 1999.

(3) Variable Sub-Accounts commenced operations on December 17, 1999.

(4) Effective May 1, 2000, the Portfolios in which the Templeton Stock
    (Class 2) and Templeton Bond (Class 2) Variable Sub-Accounts invested were merged into the Templeton Growth Securities (Class 2) and Templeton Global Income Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Templeton Growth Securities (Class 2) and Templeton Bond (Class 2), with an Accumulation Unit Value starting at $10.00.

    No Accumulation Unit Values are shown for the following new sub-accounts that commenced operations as of the date of this prospectus. Fidelity VIP Index 500, Fidelity VIP Overseas, Oppenheimer Multiple Strategies, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI, Quality Growth Stock, STI Small Cap Value Equity, Templeton Global Income Securities (Class 2), Templeton Growth Securities (Class 2).

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                       WITH ENHANCED DEATH BENEFIT RIDER

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31,     1998     1999
-----------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.73
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.73   $12.63
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   16,023
-----------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.39
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.39   $16.25
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                     1,466   17,447
-----------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.82
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.82   $15.78
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   14,400
-----------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.36
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.36   $15.05
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   16,349
-----------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.31
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.31   $11.25
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,356
-----------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.52
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.52   $14.76
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   35,445
-----------------------------------------------------------------------------
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(2)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.06
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    2,093
-----------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.66
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.66   $14.29
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   30,660
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.47
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.47   $10.99
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   17,530
-----------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.20
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.20   $15.19
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       313   45,514
-----------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.43
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.43   $11.13
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,914
-----------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.95
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.95   $20.83
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,068
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31,     1998     1999
-----------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.81
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.81   $11.38
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,323
-----------------------------------------------------------------------------
MFS RESEARCH SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $11.52
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $13.72
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $12.11
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $13.10
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET GROWTH AND INCOME SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.77
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.16
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
STI CAPITAL APPRECIATION SUB-ACCOUNT(1)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.60
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   12,985
-----------------------------------------------------------------------------
STI VALUE INCOME STOCK SUB-ACCOUNT(1)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $ 9.46
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    4,408
-----------------------------------------------------------------------------
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3,4)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $11.36
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
TEMPLETON BOND SUB-ACCOUNT (CLASS 2) (3,4)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $ 9.25
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------

* The Contracts were first offered on November 10, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.27% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1) Variable Sub-Accounts commenced operations on May 1, 1999.

(2) Variable Sub-Accounts commenced operations on November 11, 1999.

(3) Variable Sub-Accounts commenced operations on December 17, 1999.

(4) Effective May 1, 2000, the Portfolios in which the Templeton Stock
    (Class 2) and Templeton Bond (Class 2) Variable Sub-Accounts invested were merged into the Templeton Growth Securities (Class 2) and Templeton Global Income Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Templeton Growth Securities (Class 2) and Templeton Bond (Class 2), with an Accumulation Unit Value starting at $10.00.

    No Accumulation Unit Values are shown for the following new sub-accounts that commenced operations as of the date of this prospectus. Fidelity VIP Index 500, Fidelity VIP Overseas, Oppenheimer Multiple Strategies, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI, Quality Growth Stock, STI Small Cap Value Equity, Templeton Global Income Securities (Class 2), Templeton Growth Securities (Class 2).

                     ACCUMULATION UNIT VALUE AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

            WITH ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31,     1998     1999
-----------------------------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.73
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.73   $12.60
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       405   43,121
-----------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.39
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.39   $16.21
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       398   16,046
-----------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.82
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.82   $15.74
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       386   21,246
-----------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.36
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.36   $15.01
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   11,459
-----------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.31
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.31   $11.22
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      185
-----------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.51
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.51   $14.73
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   34,288
-----------------------------------------------------------------------------
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(2)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.06
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    5,291
-----------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.65
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.65   $14.26
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       387   32,161
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.47
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.47   $10.96
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   11,621
-----------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.19
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.19   $15.15
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   22,088
-----------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.43
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.43   $11.10
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    3,667
-----------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.94
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.94   $20.78
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       377   19,189
-----------------------------------------------------------------------------

 FOR THE YEARS BEGINNING JANUARY 1* AND ENDED DECEMBER 31,     1998     1999
-----------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.81
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.81   $11.35
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    4,808
-----------------------------------------------------------------------------
MFS RESEARCH SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $11.52
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $13.72
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $12.10
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $13.10
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET GROWTH AND INCOME SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.77
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.15
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
STI CAPITAL APPRECIATION SUB-ACCOUNT(1)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.59
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   21,740
-----------------------------------------------------------------------------
STI VALUE INCOME STOCK SUB-ACCOUNT(1)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $ 9.46
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   11,848
-----------------------------------------------------------------------------
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3,4)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $11.36
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------
TEMPLETON BOND SUB-ACCOUNT (CLASS 2) (3,4)
-----------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00
-----------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $ 9.24
-----------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --
-----------------------------------------------------------------------------

* The Contracts were first offered on November 10, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.27% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1) Variable Sub-Accounts commenced operations on May 1, 1999.

(2) Variable Sub-Accounts commenced operations on November 11, 1999.

(3) Variable Sub-Accounts commenced operations on December 17, 1999.

(4) Effective May 1, 2000, the Portfolios in which the Templeton Stock
    (Class 2) and Templeton Bond (Class 2) Variable Sub-Accounts invested was were into the Templeton Growth Securities (Class 2) and Templeton Global Income Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Templeton Growth Securities (Class 2) and Templeton Bond (Class 2), with an Accumulation Unit Value starting at $10.00.

    No Accumulation Unit Values are shown for the following new sub-accounts that commenced operations as of the date of this prospectus. Fidelity VIP Index 500, Fidelity VIP Overseas, Oppenheimer Multiple Strategies, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI, Quality Growth Stock, STI Small Cap Value Equity, Templeton Global Income Securities (Class 2), Templeton Growth Securities (Class 2).

APPENDIX B
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

EXAMPLES OF MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
                = 10,000 X (1.045)TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:
                           = .15 X 10,000 = $1,500.00

                    Step 3: Calculate the Withdrawal Charge:
                       = .05 X (10,000 - 1,500) = $425.00

                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.20%
                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J) X N
                        = .9 X (.045 - .042) X 2 = .0054

  MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO
                            MARKET VALUE ADJUSTMENT:
                     = .0054 X (11,411.66 - 1,500) = $53.52

     Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:
                   = 11,411.66 - 425.00 + 53.52 = $11,040.18

                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
              = 10,000.00 X (1.045)TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X (10,000.00) = $1,500.00

                    Step 3: Calculate the Withdrawal Charge:
                    = .05 X (10,000.00 - 1,500.00) = $425.00

                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.80%
                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J) X N
                       = .9 X (.045 - .048) X 2 = -.0054

  MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO
                            MARKET VALUE ADJUSTMENT:
                    = -.0054 X (11,411.66 - 1,500) = -$53.52

     Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:
                   = 11,411.66 - 425.00 - 53.52 = $10,933.14

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

Description
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchases of Contracts
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
      Standardized Total Returns
----------------------------------------------------------------------------
      Non-standardized Total Returns
----------------------------------------------------------------------------
      Adjusted Historical Total Returns
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------
      Calculation of Annuity Unit Values
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Description

   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

GLG677

                     THE GLENBROOK PROVIDER VARIABLE ANNUITY

Glenbrook Life and Annuity Company          Statement of Additional Information
Multi-Manager Variable Account                                Dated May 1, 2000
Post Office Box 94092
Palatine, IL 60094-4039
1 (800) 755- 5275

This Statement of Additional Information supplements the information in the prospectus for each of the two forms Glenbrook Provider Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2000, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each of the two forms Glenbrook Provider Variable Annuity Contracts that we offer. For convenience, we sometimes refer to the second form of Contract that offers the Enhanced Death and Income Benefit Combination Rider as the Glenbrook Enhanced Provider Variable Annuity contract ("Enhanced Provider Contract").

Certain Variable Sub-Accounts offered with the Enhanced Provider Contract are not available under the Provider Contract. Also, the Enhanced Provider Contracts are offered through multiple sales channels that may offer different combinations of the Variable Sub-Accounts. If you own an Enhanced Provider Contract, please refer to your prospectus for the Variable Sub-Accounts available under your Contract.

                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract

                   Purchases of Contracts
                   Tax-free Exchanges (1035 Exchanges, Rollovers and
                          Transfers)

Performance Information
                  Standardized Total Returns
                  Non-standardized Total Returns
                  Adjusted historical Total Returns

Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
                  Calculation of Annuity Unit Values

General Matters
                   Incontestability
                   Settlements
                   Safekeeping of the Variable Account's Assets
                   Premium Taxes
                   Tax Reserves

Federal Tax Matters
Qualified Plans
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc.* ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

------------------------
*Effective May 1, 2000, Allstate Life Financial Services, Inc. was renamed ALFS, Inc.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. No performance information is shown for the Provider Contract which we are no longer marketing. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

   T       =        average annual total return

   ERV     =        ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of 1, 5, or 10 year periods or shorter period

   n       =        number of years in the period

   1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $47,490. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under each form of Contract for the periods ended December 31, 1999 are set out below. No standardized total returns are shown for the Dreyfus VIF Money Market the Fidelity VIP II Index 500, Fidelity VIP Overseas, Oppenheimer Multiple Strategies/VA, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI Quality Growth Stock, STI Small Cap Equity, and Templeton Bond Variable Sub-Accounts, because they commenced operations on January 24, 2000 and the Franklin Small Cap (Class 2), Mutual Shares
Securities, Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Sub-Accounts, which commenced operations on May 1, 2000.

The Enhanced Provider Contracts were first offered to the public on November 10, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Enhanced Provider Contracts, as well as the withdrawal and contract maintenance charges described above.

                           Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider)


                                                                                         Ten Years or
                                                                                      Since Inception
Variable Sub-account                                         1 Year        5 Year          (if less)*
                                                             ------        ------    ----------------
AIM V.I. Balanced                                             12.77%         N/A          18.49%
AIM V.I. Capital Appreciation                                 37.79%         N/A          32.37%
AIM V.I. Diversified Income                                   -8.21%         N/A          -3.61%
AIM V.I. Global Utilities                                     26.86%         N/A          21.74%
AIM V.I. Government Securities                               -10.30%         N/A          -1.01%
AIM V.I. Growth                                               28.52%         N/A          33.85%
AIM V.I. Growth and Income                                    27.54%         N/A          30.16%
AIM V.I. High Yield                                            4.09%         N/A           6.53%
AIM V.I. International Equity                                 48.10%         N/A          31.88%
AIM V.I. Value                                                23.24%         N/A          30.01%
The Dreyfus Socially Responsible Growth                       28.23%         N/A          24.18%
Dreyfus Stock Index                                           14.05%         N/A          22.56%
Dreyfus VIF Growth & Income                                   11.87%         N/A          11.75%
Dreyfus VIF Money Market                                      -1.62%         N/A           1.98%
Dreyfus VIF Small Company Stock                                4.17%         N/A           3.50%
Federated Prime Money Fund II                                    N/A         N/A          -4.53%**
Fidelity VIP Equity-Income                                    -0.06%         N/A           3.10%
Fidelity VIP Growth                                           30.69%         N/A          23.06%
Fidelity VIP High Income                                       1.75%         N/A          -3.06%
Fidelity VIP Contrafund(R)                                    17.66%         N/A          20.50%
Templeton Developing Markets Securities - Class 2                N/A         N/A          16.49%**
Templeton International Securities                               N/A         N/A           7.46%**
Templeton Stock                                                  N/A         N/A           8.49%**
Goldman Sachs VIT Capital Growth                              20.84%         N/A          29.78%
Goldman Sachs Large Cap Growth                                28.91%         N/A          39.51%
Goldman Sachs VIT CORE(SM) Small Cap Equity                   11.41%         N/A          15.93%
Goldman Sachs VIT CORE(SM) U.S. Equity                        18.28%         N/A          25.25%
Goldman Sachs VIT Global Income                               -2.55%         N/A          -5.24%
Goldman Sachs Growth and Income                                   0%         N/A           1.74%
Goldman Sachs VIT International Equity                        26.23%         N/A          32.01%
Goldman Sachs VIT Mid Cap Value Fund                          -6.41%         N/A          -5.85%
MFS Emerging Growth Series                                    69.52%         N/A          43.63%
MFS Growth with Income Series                                  0.30%         N/A          12.31%
MFS New Discovery Series                                      66.26%         N/A          75.41%
MFS Research Series                                              N/A         N/A          10.15%**
Morgan Stanley Equity Growth                                  32.68%         N/A          39.02%
Morgan Stanley Fixed Income                                   -7.93%         N/A          -5.68%
Morgan Stanley International Magnum                           18.59%         N/A          20.16%
Morgan Stanley Global Equity                                  -2.27%         N/A           1.88%
Morgan Stanley U.S. Real Estate                               -7.77%         N/A          -5.35%
Morgan Stanley Mid Cap Value                                  14.04%         N/A          22.00%
Morgan Stanley Value                                          -8.20%         N/A          -7.66%
Neuberger Berman AMT Guardian                                  8.45%         N/A          15.25%
Neuberger Berman AMT Mid-Cap Growth                           46.96%         N/A          66.75%
Neuberger Berman AMT Partners                                   .97%         N/A           3.66%
Oppenheimer Aggressive Growth                                    N/A         N/A          32.14%**
Oppenheimer Capital Appreciation                                 N/A         N/A          16.01%**
Oppenheimer Global Securities                                    N/A         N/A          25.96%**

Oppenheimer Main Street Growth and Income Fund                   N/A         N/A           2.65%**
Oppenheimer Strategic Bond                                       N/A         N/A          -3.52%**
STI Capital Appreciation                                         N/A         N/A            .84%**
STI Value Income Stock                                           N/A         N/A         -10.55%**



*The Variable Sub-Accounts listed above commenced operations on November 10, 1998, with the exception of the following sub-accounts:

(a) STI Capital Appreciation and STI Value Income Stock Variable
Sub-Accounts, which commenced operations on May 1, 1999.

(b) Federated Prime Money II Fund Sub-Account, which commenced operations on November 11, 1999; and

(c) Templeton Developing Markets Securities, Templeton International Securities, MFS Research, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, and Oppenheimer Strategic Bond variable Sub-Accounts, which commenced operations on December 17, 1999.

**Performance figures are not annualized.

(With the Enhanced Death Benefit Rider)


                                                                                         Ten Years or
                                                                                      Since Inception
Variable Sub-account                                         1 Year        5 Year          (if less)*
                                                             ------        ------    ----------------
AIM V.I. Balanced                                             12.51%         N/A          18.22%
AIM V.I. Capital Appreciation                                 37.48%         N/A          32.07%
AIM V.I. Diversified Income                                   -8.43%         N/A          -3.83%
AIM V.I. Global Utilities                                     26.57%         N/A          21.47%
AIM V.I. Government Securities                               -10.51%         N/A          -1.24%
AIM V.I. Growth                                               28.22%         N/A          33.55%
AIM V.I. Growth and Income                                    27.25%         N/A          29.86%
AIM V.I. High Yield                                            3.85%         N/A           6.28%
AIM V.I. International Equity                                 47.77%         N/A          31.58%
AIM V.I. Value                                                22.96%         N/A          29.71%
The Dreyfus Socially Responsible Growth                       27.94%         N/A          23.90%
Dreyfus Stock Index                                           13.79%         N/A          22.28%
Dreyfus VIF Growth & Income                                   11.61%         N/A          11.49%
Dreyfus VIF Money Market                                      -1.84%         N/A           1.75%


Dreyfus VIF Small Company Stock                                3.92%         N/A           3.27%
Federated Prime Money Fund II                                    N/A         N/A          -4.57%**
Fidelity VIP Equity-Income                                    -0.29%         N/A           2.86%
Fidelity VIP Growth                                           30.39%         N/A          22.78%
Fidelity VIP High Income                                       1.51%         N/A          -3.28%
Fidelity VIP Contrafund(R)                                    17.39%         N/A          20.23%
Templeton Developing Markets Securities - class 2                N/A         N/A          16.44%**
Templeton International Securities                               N/A         N/A           7.42%**
Templeton Stock                                                  N/A         N/A           8.45%**
Goldman Sachs VIT Capital Growth                              20.57%         N/A          29.48%
Goldman Sachs VIT CORE Large Cap Growth                       28.62%         N/A          39.19%
Goldman Sachs VIT CORE(SM) Small Cap Equity                   11.15%         N/A          15.66%
Goldman Sachs VIT CORE(SM) U.S. Equity                        18.01%         N/A          24.96%
Goldman Sachs VIT Global Income                               -2.77%         N/A          -5.46%
Goldman Sachs Growth and Income                                -.23%         N/A           -.80%
Goldman Sachs VIT International Equity                        25.94%         N/A          31.71%
Goldman Sachs VIT Mid Cap Value Fund                          -6.63%         N/A          -6.06%
MFS Emerging Growth Series                                    69.14%         N/A          43.31%
MFS Growth with Income Series                                  0.07%         N/A          12.06%
MFS New Discovery Series                                      65.88%         N/A          75.02%
MFS Research Series                                              N/A         N/A          10.11%**
Morgan Stanley Equity Growth                                  32.38%         N/A          38.71%
Morgan Stanley Fixed Income                                   -8.14%         N/A          -5.90%
Morgan Stanley Global Equity                                  -2.49%         N/A           1.64%
Morgan Stanley International Magnum                           18.32%         N/A          19.89%
Morgan Stanley Mid Cap Value                                  13.78%         N/A          21.73%
Morgan Stanley U.S. Real Estate                               -7.99%         N/A          -5.57%
Morgan Stanley Value                                          -8.41%         N/A          -7.87%
Neuberger Berman AMT Guardian                                  8.20%         N/A          14.99%
Neuberger Berman AMT Mid-Cap Growth                           46.62%         N/A          66.36%
Neuberger Berman Partners                                      0.74%         N/A           3.42%
Oppenheimer Aggressive Growth                                    N/A         N/A          32.09%**
Oppenheimer Capital Appreciation                                 N/A         N/A          15.97%**
Oppenheimer Global Securities                                    N/A         N/A          25.91%**
Oppenheimer Main Street Growth and Income Fund                   N/A         N/A           2.61%**
Oppenheimer Multiple Strategies Fund/VA                          N/A         N/A             N/A
Oppenheimer Strategic Bond Fund/VA                               N/A         N/A          -3.56%**
STI Capital Appreciation Fund                                    N/A         N/A           -.80%**
STI Value Income Stock Fund                                      N/A         N/A         -10.58%**



*The inception dates of the Variable Sub-Accounts appear in the first table above.

(With the Enhanced Death and Income Benefit Combination Rider)


                                                                                         Ten Years or
Variable Sub-account                                         1 Year        5 Year    Since Inception*
                                                             ------        ------    ----------------
AIM V.I. Balanced                                             12.25%         N/A          17.95%
AIM V.I. Capital Appreciation                                 37.16%         N/A          31.77%
AIM V.I. Diversified Income                                   -8.64%         N/A          -4.05%
AIM V.I. Global Utilities                                     26.28%         N/A          21.19%
AIM V.I. Government Securities                               -10.71%         N/A          -1.47%
AIM V.I. Growth                                               27.93%         N/A          33.25%
AIM V.I. Growth and Income                                    26.96%         N/A          29.57%
AIM V.I. High Yield                                            3.61%         N/A           6.04%
AIM V.I. International Equity                                 47.43%         N/A          31.28%
AIM V.I. Value                                                22.68%         N/A          29.42%
The Dreyfus Socially Responsible Growth                       27.64%         N/A          23.62%
Dreyfus Stock Index                                           13.53%         N/A          22.00%
Dreyfus VIF Growth & Income                                   11.35%         N/A          11.24%
Dreyfus VIF Money Market                                      -2.07%         N/A           1.52%
Dreyfus VIF Small Company Stock                                3.69%         N/A           3.03%
Federated Prime Money Fund II                                    N/A         N/A          -4.60%**
Fidelity VIP Equity-Income                                    -0.52%         N/A          11.71%
Fidelity VIP Growth                                           30.10%         N/A          16.32%
Fidelity VIP High Income                                       1.28%         N/A           9.30%
Fidelity VIP Contrafund(R)                                    17.12%         N/A          19.96%
Templeton Developing Markets Securities - class 2                N/A         N/A          16.40%**
Templeton International Securities                               N/A         N/A           7.38%**
Templeton Stock                                                  N/A         N/A           8.41%**
Goldman Sachs VIT Capital Growth                              17.57%         N/A          26.63%
Goldman Sachs VIT CORE Large Cap Growth                       28.32%         N/A          38.88%
Goldman Sachs VIT CORE(SM) Small Cap Equity                   10.89%         N/A          15.40%
Goldman Sachs VIT CORE(SM) U.S. Equity                        17.74%         N/A          24.68%
Goldman Sachs VIT Global Income                               -3.00%         N/A          -5.68%
Goldman Sachs VIT Growth and Income Fund                      -0.46%         N/A          -1.03%
Goldman Sachs VIT International Equity                        25.66%         N/A          31.41%
Goldman Sachs VIT Mid Cap Value Fund                          -6.84%         N/A          -6.28%
MFS Emerging Growth Series                                    68.76%         N/A          42.99%
MFS Growth with Income Series                                 -0.16%         N/A          11.80%
MFS New Discovery Series                                      65.51%         N/A          74.62%
MFS Research Series                                           17.14%         N/A          10.07%**
Morgan Stanley Equity Growth                                  32.08%         N/A          25.02%
Morgan Stanley Fixed Income                                   -8.35%         N/A           1.44%
Morgan Stanley Global Equity                                  -2.72%         N/A           1.40%
Morgan Stanley International Magnum                           18.05%         N/A          19.61%
Morgan Stanley Mid Cap Value                                  13.52%         N/A          18.63%
Morgan Stanley U.S. Real Estate                               -8.20%         N/A          -5.79%
Morgan Stanley Value                                          -8.62%         N/A          -3.35%
Neuberger Berman AMT Guardian                                  7.95%         N/A          14.72%
Neuberger Berman AMT Mid-Cap Growth                           46.29%         N/A          65.99%

Neuberger Berman Partners                                      0.50%         N/A           3.18%
Oppenheimer Aggressive Growth                                 75.87%         N/A          32.04%**
Oppenheimer Capital Appreciation                              34.51%         N/A          15.92%**
Oppenheimer Global Securities                                 51.10%         N/A          25.87%**
Oppenheimer Main Street Growth and Income Fund                14.84%         N/A           2.57%**
Oppenheimer Strategic Bond                                    -3.78%         N/A          -3.60%**
STI Capital Appreciation                                       1.84%         N/A           4.71%
STI Value Income Stock                                        -9.70%         N/A         -49.49%


*The inception dates of the Variable Sub-Accounts appear in the table above.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year";
"'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No non-standardized total returns are shown for the Fidelity VIP II Index 500, Fidelity VIP Overseas, Oppenheimer Multiple Strategies, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI Quality Growth Stock, STI Small Cap Equity, and Templeton Bond Variable Sub-Accounts, because they commenced operations on January 24, 2000 and the Franklin Small Cap (Class 2), Mutual Shares Securities, Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Variable Sub-Accounts, which commenced operations on May 1, 2000..

                           Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider)

                                                                                         Ten Years or
                                                                                      Since Inception
Variable Sub-account                                         1 Year        5 Year          (if less)*
                                                             ------        ------    ----------------
AIM V.I. Balanced                                             17.94%         N/A          22.97%

AIM V.I. Capital Appreciation                                 42.96%         N/A          34.46%
AIM V.I. Diversified Income                                   -3.04%         N/A          -0.83%
AIM V.I. Global Utilities                                     32.04%         N/A          24.00%
AIM V.I. Government Securities                                -5.12%         N/A           1.70%
AIM V.I. Growth Fund                                          33.69%         N/A          35.92%
AIM V.I. Growth and Income                                    32.71%         N/A          32.28%
AIM V.I. High Yield                                            9.26%         N/A          11.07%
AIM V.I. International Equity                                 53.28%         N/A          33.99%
AIM V.I. Value                                                28.41%         N/A          32.13%
The Dreyfus Socially Responsible Growth                       33.40%         N/A          25.45%
Dreyfus Stock Index                                           19.23%         N/A          24.80%
Dreyfus VIF Growth & Income                                   17.04%         N/A          13.22%
Dreyfus VIF Money Market                                       3.56%         N/A           3.67%
Dreyfus VIF Small Company Stock                                9.34%         N/A           5.16%
Federated Prime Money Fund II                                    N/A         N/A           0.64%**
Fidelity VIP Equity-Income                                     5.11%         N/A           5.72%
Fidelity VIP Growth                                           35.87%         N/A          24.35%
Fidelity VIP High Income                                       6.92%         N/A          -1.24%
Fidelity VIP Contrafund(R)                                    22.83%         N/A          21.83%
Templeton Developing Markets Securities - class 2                N/A         N/A          21.66%**
Templeton International Securities                               N/A         N/A          12.64%**
Templeton Stock                                                  N/A         N/A          13.66%**
Goldman Sachs VIT Capital Growth                              26.02%         N/A          34.20%
Goldman Sachs VIT CORE Large Cap Growth Fund                  34.09%         N/A          43.89%
Goldman Sachs VIT CORE(SM) Small Cap Equity                   16.58%         N/A          20.42%
Goldman Sachs VIT CORE(SM) U.S. Equity                        23.45%         N/A          29.69%
Goldman Sachs VIT Global Income                                2.63%         N/A          -0.63%
Goldman Sachs Growth and Income                                5.18%         N/A           4.02%
Goldman Sachs VIT International Equity                        31.41%         N/A          36.43%
Goldman Sachs VIT Mid Cap Value Fund                          -1.24%         N/A          -1.23%
MFS Emerging Growth Series                                    74.70%         N/A          44.66%
MFS Growth with Income Series                                  5.47%         N/A          13.77%
MFS New Discovery Series                                      71.43%         N/A          79.67%
MFS Research Series                                              N/A         N/A          15.33%**
Morgan Stanley Equity Growth                                  37.86%         N/A          43.41%
Morgan Stanley Fixed Income                                   -2.75%         N/A          -1.06%
Morgan Stanley Global Equity                                   2.91%         N/A           6.45%
Morgan Stanley U.S. Real Estate                                2.60%         N/A           -.74%
Morgan Stanley International Magnum                           23.76%         N/A          24.64%
Morgan Stanley Mid Cap Value                                  19.22%         N/A          26.47%
Morgan Stanley Value                                          -3.03%         N/A          -3.02%
Neuberger Berman AMT Guardian                                 13.62%         N/A          19.75%
Neuberger Berman AMT Mid-Cap Growth                           52.13%         N/A          71.03%
Neuberger Berman Partners                                      6.41%         N/A           8.22%
Oppenheimer Aggressive Growth                                    N/A         N/A          37.32%**
Oppenheimer Capital Appreciation                                 N/A         N/A          21.18%**
Oppenheimer Global Securities                                    N/A         N/A          31.13%**
Oppenheimer Main Street Growth and Income Fund                   N/A         N/A           7.82%**

Oppenheimer Strategic Bond                                       N/A         N/A           1.65%**
STI Capital Appreciation                                         N/A         N/A          42.65%
STI Value Income Stock                                           N/A         N/A         -28.55%


*The inception dates of the Variable Sub-Accounts appear in the table under "Standardized Total Returns."

(With the Enhanced Death Benefit Rider)


                                                                                         Ten Years or
                                                                                      Since Inception
Variable Sub-account                                         1 Year        5 Year          (if less)*
                                                             ------        ------    ----------------
AIM V.I. Balanced                                             17.68%         N/A         22.70%
AIM V.I. Capital Appreciation                                 42.65%         N/A         34.17%
AIM V.I. Diversified Income                                   -3.25%         N/A         -1.05%
AIM V.I. Global Utilities                                     31.75%         N/A         23.73%
AIM V.I. Government Securities                                -5.33%         N/A          1.48%
AIM V.I. Growth                                               33.40%         N/A         35.62%
AIM V.I. Growth and Income                                    32.42%         N/A         31.99%
AIM V.I. High Yield                                            9.02%         N/A         10.83%
AIM V.I. International Equity                                 52.94%         N/A         33.69%
AIM V.I. Value                                                28.13%         N/A         31.84%
The Dreyfus Socially Responsible Growth                       33.11%         N/A         25.17%
Dreyfus Stock Index                                           18.96%         N/A         24.52%
Dreyfus VIF Growth & Income                                   16.78%         N/A         12.98%
Dreyfus VIF Money Market                                       3.33%         N/A          3.45%
Dreyfus VIF Small Company Stock                                9.10%         N/A          4.93%
Federated Prime Money Fund II                                    N/A         N/A          0.61%**
Fidelity VIP Equity-Income                                     4.88%         N/A          5.48%
Fidelity VIP Growth                                           35.57%         N/A         24.08%
Fidelity VIP High Income                                       6.68%         N/A         -1.45%
Fidelity VIP Contrafund(R)                                    22.56%         N/A         21.56%
Templeton Developing Markets Securities - class 2                N/A         N/A         21.62%**
Templeton International Securities                               N/A         N/A         12.60%**
Templeton Stock                                                  N/A         N/A         13.62%**
Goldman Sachs VIT Capital Growth                              25.74%         N/A         33.91%
Goldman Sachs VIT CORE Large Cap Growth Fund                  33.79%         N/A         43.58%
Goldman Sachs VIT CORE(SM) Small Cap Equity                   16.32%         N/A         20.16%
Goldman Sachs VIT CORE(SM) U.S. Equity                        23.18%         N/A         29.41%
Goldman Sachs VIT Global Income                                2.40%         N/A         -0.85%
Goldman Sachs Growth and Income                                4.95%         N/A          3.79%
Goldman Sachs VIT International Equity                        31.12%         N/A         36.13%
Goldman Sachs VIT Mid Cap Value Fund                          -1.45%         N/A         -1.44%

MFS Emerging Growth Series                                    74.31%         N/A         44.34%
MFS Growth with Income Series                                  5.24%         N/A         13.52%
MFS New Discovery Series                                      71.06%         N/A         79.27%
MFS Research Series                                              N/A         N/A         15.29%**
Morgan Stanley Equity Growth                                  37.55%         N/A         43.09%
Morgan Stanley Fixed Income                                   -2.97%         N/A         -1.28%
Morgan Stanley Global Equity                                   2.68%         N/A          6.21%
Morgan Stanley International Magnum                           23.49%         N/A         24.36%
Morgan Stanley Mid Cap Value                                  18.95%         N/A         26.19%
Morgan Stanley U.S. Real Estate                               -2.81%         N/A         -0.95%
Morgan Stanley Value                                          -3.24%         N/A         -3.24%
Neuberger Berman AMT Guardian                                 13.37%         N/A         19.48%
Neuberger Berman AMT Mid-Cap Growth                           51.80%         N/A         70.65%
Neuberger Berman Partners                                      5.91%         N/A          7.98%
Oppenheimer Aggressive Growth                                    N/A         N/A         37.27%**
Oppenheimer Capital Appreciation                                 N/A         N/A         21.14%**
Oppenheimer Global Securities                                    N/A         N/A         31.09%**
Oppenheimer Main Street Growth and Income Fund                   N/A         N/A          7.78%**
Oppenheimer Strategic Bond                                       N/A         N/A          1.62%**
STI Capital Appreciation                                         N/A         N/A          5.97%**
STI Value Income Stock                                           N/A         N/A         -5.41%**


*The inception dates of the Variable Sub-Accounts appear in the first table under "Standardized Total Returns."

                           Enhanced Provider Contracts

(With the Enhanced Death and Income Benefit Combination Rider)


                                                                                         Ten Years or
                                                                                      Since Inception
Variable Sub-account                                         1 Year        5 Year          (if less)*
                                                             ------        ------    ----------------
AIM V.I. Balanced                                             17.42%         N/A         22.43%
AIM V.I. Capital Appreciation                                 42.34%         N/A         33.87%
AIM V.I. Diversified Income                                   -3.47%         N/A         -1.26%
AIM V.I. Global Utilities                                     31.46%         N/A         23.46%
AIM V.I. Government Securities                                -5.54%         N/A          1.25%
AIM V.I. Growth                                               33.10%         N/A         35.33%
AIM V.I. Growth and Income                                    32.13%         N/A         31.70%
AIM V.I. High Yield                                            8.78%         N/A         10.58%
AIM V.I. International Equity                                 52.61%         N/A         33.40%
AIM V.I. Value                                                27.85%         N/A         31.55%
The Dreyfus Socially Responsible Growth                       32.82%         N/A         24.90%
Dreyfus Stock Index                                           18.70%         N/A         24.25%
Dreyfus VIF Growth & Income                                   16.53%         N/A         12.73%
Dreyfus VIF Money Market                                       3.10%         N/A          3.22%
Dreyfus VIF Small Company Stock                                8.86%         N/A          4.70%

Federated Prime Money Fund II                                  2.95%         N/A          0.57%**
Fidelity VIP Equity-Income                                     4.65%         N/A          5.25%
Fidelity VIP Growth                                           35.27%         N/A         23.80%
Fidelity VIP High Income                                       6.45%         N/A         -1.67%
Fidelity VIP Contrafund(R)                                    22.30%         N/A         21.29%
Templeton Developing Markets Securities - class 2             51.16%         N/A         21.57%**
Templeton International Securities                            21.53%         N/A         12.56%**
Templeton Stock                                                  N/A         N/A         13.58%**
Goldman Sachs VIT Capital Growth                              22.74%         N/A         31.07%
Goldman Sachs VIT CORE Large Cap Growth Fund                  33.50%         N/A         43.26%
Goldman Sachs VIT CORE(SM) Small Cap Equity                   16.07%         N/A         19.90%
Goldman Sachs VIT CORE(SM) U.S. Equity                        22.91%         N/A         29.13%
Goldman Sachs VIT Global Income                                2.18%         N/A         -1.06%
Goldman Sachs VIT Growth and Income Fund                       4.71%         N/A          3.56%
Goldman Sachs VIT International Equity                        30.83%         N/A         35.83%
Goldman Sachs VIT Mid Cap Value Fund                          -1.67%         N/A         -1.66%
MFS Emerging Growth Series                                    73.93%         N/A         44.03%
MFS Growth with Income Series                                  5.01%         N/A         13.27%
MFS New Discovery Series                                      70.68%         N/A         78.88%
MFS Research Series                                           22.32%         N/A         15.24%**
Morgan Stanley Equity Growth                                  37.25%         N/A         26.27%
Morgan Stanley Fixed Income                                   -3.18%         N/A          3.14%
Morgan Stanley Global Equity                                   2.46%         N/A          5.98%
Morgan Stanley U.S. Real Estate                                3.03%         N/A          1.17%
Morgan Stanley International Magnum                           23.22%         N/A         24.09%
Morgan Stanley Mid Cap Value                                  18.69%         N/A         19.98%
Morgan Stanley Value                                          -3.45%         N/A         -1.53%
Neuberger Berman AMT Guardian                                 13.12%         N/A         19.22%
Neuberger Berman AMT Mid-Cap Growth                           51.46%         N/A         70.28%
Neuberger Berman Partners                                      5.68%         N/A          7.74%
Oppenheimer Aggressive Growth                                 81.05%         N/A         37.22%
Oppenheimer Capital Appreciation                              39.68%         N/A         21.10%
Oppenheimer Global Securities                                 56.27%         N/A         31.04%
Oppenheimer Main Street Growth and Income Fund                20.01%         N/A          7.74%**
Oppenheimer Strategic Bond                                     1.39%         N/A          1.58%**
STI Capital Appreciation                                       7.01%         N/A         42.03%
STI Value Income Stock                                        -4.53%         N/A        -28.86*


*The inception dates of the Variable Sub-Accounts appear in the first table under "Standardized Total Returns."

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the contract maintenance charge, but not the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the STI Growth and Income or Quality Growth Stock Variable Sub-Accounts because the funds in which they invest commenced operations on December 31, 1999.

                           Enhanced Provider Contracts

The inception dates of the Portfolios are as follows:


Portfolio                                                      Inception Date
---------                                                      --------------
-------------------------------------------------------------------- ----------------------------------------
FUND                                                                 PORTFOLIO INCEPTION DATE
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Balanced Fund                                                 5/1/98
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Capital Appreciation Fund                                     5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Diversified Income Fund                                       5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Global Utilities Fund                                         5/2/94
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Government Securities Fund                                    5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Growth Fund                                                   5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Growth and Income Fund                                        5/2/94
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. High Yield                                                    5/1/98
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. International Equity Fund                                     5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Value Fund                                                    5/5/93
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                    10/7/93
-------------------------------------------------------------------- ----------------------------------------
Dreyfus Stock Index Fund                                              9/29/89
-------------------------------------------------------------------- ----------------------------------------
Dreyfus VIF Growth & Income Portfolio                                  5/2/94
-------------------------------------------------------------------- ----------------------------------------
Dreyfus VIF Money Market Portfolio                                    8/31/90
-------------------------------------------------------------------- ----------------------------------------
Dreyfus VIF Small Company Stock Portfolio                              5/1/96
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Federated Prime Money Fund II                                        11/21/94
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                   1/3/95
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10/9/86
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Growth Portfolio                                         10/9/86
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP High Income Portfolio                                    9/19/85
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Index 500 Portfolio                                      8/27/92
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Overseas Portfolio                                       1/28/97
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Franklin Small Cap Fund - Class 2                                     11/1/95
-------------------------------------------------------------------- ----------------------------------------
Mutual Shares Securities Fund - Class 2                               11/8/96
-------------------------------------------------------------------- ----------------------------------------
Templeton Global Income Securities Fund - Class 2                     1/24/89

-------------------------------------------------------------------- ----------------------------------------
Templeton Developing Markets Securities Fund - Class 2                 3/4/96
-------------------------------------------------------------------- ----------------------------------------
Templeton International Securities Fund - Class 2                      5/1/92
-------------------------------------------------------------------- ----------------------------------------
Templeton Growth Securities Fund - Class 2                            3/15/94
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT Capital Growth Fund                                 4/30/98
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT CORESM Small Cap Equity Fund                        2/13/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                             2/13/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT Global Income Fund                                  1/12/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT Growth and Income Fund                              1/12/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT International Equity Fund                           1/12/98
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
MFS Emerging Growth Series                                            7/24/95
-------------------------------------------------------------------- ----------------------------------------
MFS Growth with Income Series                                         10/9/95
-------------------------------------------------------------------- ----------------------------------------
MFS New Discovery Series                                               5/1/98
-------------------------------------------------------------------- ----------------------------------------
MFS Research Series                                                   7/26/95
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Equity Growth Portfolio                             1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Fixed Income Portfolio                              1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Global Equity Portfolio                             1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF International Magnum Portfolio                      1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio                             1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio                          3/3/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Value Portfolio                                     1/2/97
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Neuberger Berman AMT Guardian                                         11/3/97
-------------------------------------------------------------------- ----------------------------------------
Neuberger Berman AMT Mid-Cap Growth                                   11/3/97
-------------------------------------------------------------------- ----------------------------------------
Neuberger Berman AMT Partners                                         3/22/94
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Aggressive Growth Fund/VA                                 8/15/86
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Capital Appreciation Fund/VA                               4/3/85
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Global Securities Fund/VA                                11/12/90
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Main Street Growth and Income Fund/VA                      7/5/95
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Multiple Strategies Fund/VA                                2/9/87
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Strategic Bond Fund/VA                                     5/3/93
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
STI Capital Appreciation Fund                                         10/2/95
-------------------------------------------------------------------- ----------------------------------------
STI Growth and Income Fund                                           12/31/99
-------------------------------------------------------------------- ----------------------------------------
STI International Equity Fund                                         11/7/96
-------------------------------------------------------------------- ----------------------------------------
STI Investment Grade Bond Fund                                        10/2/95
-------------------------------------------------------------------- ----------------------------------------
STI Mid-Cap Equity Fund                                               10/2/95
-------------------------------------------------------------------- ----------------------------------------
STI Quality Growth Stock Fund                                        12/31/99
-------------------------------------------------------------------- ----------------------------------------
STI Small Cap Value Equity Fund                                      10/21/97
-------------------------------------------------------------------- ----------------------------------------
STI Value Income Stock Fund                                           10/2/95
-------------------------------------------------------------------- ----------------------------------------



                           Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider or Enhanced Death and Income Benefit Rider)


                                                                                         Ten Years or
                                                                                      Since Inception
Variable Sub-account                                         1 Year        5 Year          (if less)*
                                                             ------        ------    ----------------

AIM V.I. Balanced                                              12.77%        N/A        15.43%
AIM V.I. Capital Appreciation                                  37.79%     23.89%        20.89%
AIM V.I. Diversified Income                                    -8.21%      6.13%         4.65%
AIM V.I. Global Utilities                                      26.86%     20.18%        16.82%
AIM V.I. Government Securities                                -10.30%      4.63%         3.40%
AIM V.I. Growth                                                28.52%     27.92%        21.47%
AIM V.I. Growth and Income                                     27.54%     26.47%        22.85%

AIM V.I. High Yield                                             4.09%        N/A        -3.14%
AIM V.I. International Equity                                  48.10%     20.23%        17.41%
AIM V.I. Value                                                 23.24%     25.52%        21.62%
The Dreyfus Socially Responsible Growth                        28.23%     26.87%        22.57%
Dreyfus Stock Index                                            14.05%     26.38%        16.31%
Dreyfus VIF Growth & Income                                    11.87%     23.27%        19.68%
Dreyfus VIF Money Market                                       -1.62%      3.34%         3.61%
Dreyfus VIF Small Company Stock                                 4.17%        N/A         6.83%
Federated Prime Money Fund II                                  -1.75%      3.16%         3.15%
Fidelity VIP Equity-Income                                     -0.06%     15.00%        12.20%
Fidelity VIP Growth                                            30.69%     24.38%        16.84%
Fidelity VIP High Income                                        1.75%      6.57%         9.78%
Fidelity VIP Contrafund(R)                                     17.66%        N/A        24.49%
Templeton Developing Markets Securities - class 2              46.37%        N/A        -8.04%
Templeton International Securities                             16.66%     15.36%        13.89%
Templeton Stock                                                22.15%     15.70%        12.63%
Goldman Sachs VIT Capital Growth                               20.84%        N/A        20.31%
Goldman Sachs VIT CORE Large Cap Growth Fund                   28.91%        N/A        23.92%
Goldman Sachs VIT CORE(SM) Small Cap Equity                    11.41%        N/A        -0.56%
Goldman Sachs VIT CORE(SM) U.S. Equity                         18.28%        N/A        16.94%
Goldman Sachs VIT Global Income                                -2.55%        N/A        -0.26%
Goldman Sachs Growth and Income                                    0%        N/A         1.74%
Goldman Sachs VIT International Equity Fund                    26.23%        N/A        22.70%
Goldman Sachs VIT Mid Cap Value Fund                           -6.41%        N/A       -13.33%
MFS Emerging Growth Series                                     69.52%        N/A        34.55%
MFS Growth with Income Series                                   0.30%        N/A        19.22%
MFS New Discovery Series                                       66.26%        N/A        36.63%
MFS Research Series                                            17.46%        N/A        21.00%**
Morgan Stanley Equity Growth                                   32.68%        N/A        27.99%
Morgan Stanley Fixed Income                                    -7.93%        N/A         2.69%
Morgan Stanley Global Equity                                   -2.27%        N/A         9.86%
Morgan Stanley U.S. Real Estate                                -7.77%        N/A        -1.49%
Morgan Stanley International Magnum                            18.59%        N/A        11.07%
Morgan Stanley Mid Cap Value                                   14.04%        N/A        22.84%
Morgan Stanley Value                                           -8.20%        N/A         2.56%
Neuberger Berman AMT Guardian                                   8.45%        N/A        20.98%
Neuberger Berman AMT Mid-Cap Growth                            46.96%        N/A        50.19%
Neuberger Berman Partners                                       0.97%        N/A        15.87%
Oppenheimer Aggressive Growth                                  76.34%     27.98%        19.00%
Oppenheimer Capital Appreciation                               34.86%     28.93%        17.05%
Oppenheimer Global Securities                                  51.50%     19.97%        15.40%
Oppenheimer Main Street Growth and Income Fund                 15.14%        N/A        23.95%
Oppenheimer Strategic Bond                                     -3.52%      6.56%         5.79%
STI Capital Appreciation                                        2.31%        N/A        22.59%

STI Value Income Stock                                         -9.28%        N/A        11.67%

*The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

(With Enhanced Death Benefit Rider)*


                                                                                         Ten Years or
                                                                                      Since Inception
Variable Sub-account                                         1 Year        5 Year          (if less)*
                                                             ------        ------    ----------------
AIM V.I. Balanced                                             12.51%         N/A        15.16%
AIM V.I. Capital Appreciation                                 37.48%      23.61%        20.62%
AIM V.I. Diversified Income                                   -8.43%      23.61%         4.42%
AIM V.I. Global Utilities                                     26.57%      19.91%        16.56%
AIM V.I. Government Securities                               -10.51%       4.39%         3.17%
AIM V.I. Growth                                               28.22%      27.64%        21.21%
AIM V.I. Growth and Income                                    27.25%      26.19%        22.58%
AIM V.I. High Yield                                            3.85%         N/A        -3.36%
AIM V.I. International Equity                                 47.77%      19.97%        17.16%
AIM V.I. Value                                                22.96%      25.24%        21.35%
The Dreyfus Socially Responsible Growth                       27.94%      26.60%        22.31%
Dreyfus Stock Index                                           13.79%      26.10%        16.06%
Dreyfus VIF Growth & Income                                   11.61%      23.00%        19.42%
Dreyfus VIF Money Market                                      -1.84%       3.11%         3.38%
Dreyfus VIF Small Company Stock                                3.92%         N/A         6.59%
Federated Prime Money Fund II                                 -1.98%       2.93%         2.92%
Fidelity VIP Equity-Income                                    -0.29%      14.75%        11.96%
Fidelity VIP Growth                                           30.39%      24.11%        16.58%
Fidelity VIP High Income                                       1.51%       6.34%         9.54%
Fidelity VIP Contrafund(R)                                    17.39%         N/A        24.21%
Templeton Developing Markets Securities - class 2             46.04%         N/A        -8.26%**
Templeton International Securities                            16.40%      15.11%        13.64%**
Templeton Stock                                               21.88%      15.45%        11.91%
Goldman Sachs VIT Capital Growth                              20.57%         N/A        20.03%
Goldman Sachs VIT CORE Large Cap Growth Fund                  28.62%         N/A        23.64%
Goldman Sachs VIT CORE(SM) Small Cap Equity                   11.15%         N/A        -0.79%
Goldman Sachs VIT CORE(SM) U.S. Equity                        18.01%         N/A        16.67%
Goldman Sachs VIT Global Income                               -2.77%         N/A        -0.49%
Goldman Sachs Growth and Income                                -.23%         N/A         1.50%
Goldman Sachs VIT International Equity Fund                   25.94%         N/A        22.42%
Goldman Sachs VIT Mid Cap Value Fund                          -6.63%         N/A       -13.53%
MFS Emerging Growth Series                                    69.14%         N/A        34.25%
MFS Growth with Income Series                                  0.07%         N/A        18.96%
MFS New Discovery Series                                      65.88%         N/A        36.32%
MFS Research Series                                           17.19%         N/A        20.73%**
Morgan Stanley Equity Growth                                  32.38%         N/A        27.71%
Morgan Stanley Fixed Income                                   -8.14%         N/A         2.45%
Morgan Stanley Global Equity                                  -2.49%         N/A         9.61%

Morgan Stanley International Magnum                           18.32%         N/A        10.82%
Morgan Stanley Mid Cap Value                                  13.78%         N/A        22.56%
Morgan Stanley U.S. Real Estate                               -7.99%         N/A        -1.72%
Morgan Stanley Value                                          -8.41%         N/A         2.32%
Neuberger Berman AMT Guardian                                  8.20%         N/A        20.70%
Neuberger Berman AMT Mid-Cap Growth                           46.62%         N/A        49.86%
Neuberger Berman Partners                                      0.74%      19.08%        15.62%
Oppenheimer Aggressive Growth                                 75.94%      27.69%        18.74%
Oppenheimer Capital Appreciation                              34.56%      28.64%        16.79%
Oppenheimer Global Securities                                 51.16%      19.70%        15.15%
Oppenheimer Main Street Growth and Income Fund                14.88%         N/A        23.67%
Oppenheimer Strategic Bond Fund/VA                            -3.75%       6.32%         5.55%
STI Capital Appreciation                                       2.07%         N/A        22.31%
STI Value Income Stock                                        -9.49%         N/A        11.42%



*Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Rider as if that feature had been available throughout the periods shown.

**The inception dates of the portfolio appear in the first table under "Adjusted Historical Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider)*



                                                                                         Ten Years or
                                                                                      Since Inception
Variable Sub-account                                         1 Year        5 Year          (if less)*
                                                             ------        ------    ----------------
AIM V.I. Balanced                                              12.25%          N/A        14.90%
AIM V.I. Capital Appreciation                                  37.16%       23.34%        20.36%
AIM V.I. Diversified Income                                    -8.64%        5.66%         4.19%
AIM V.I. Global Utilities                                      26.28%       19.64%        16.30%
AIM V.I. Government Securities                                -10.71%        4.16%         2.95%
AIM V.I. Growth                                                27.93%       27.36%        20.94%
AIM V.I. Growth and Income                                     26.96%       25.91%        22.30%
AIM V.I. High Yield                                             3.61%          N/A        -3.58%
AIM V.I. International Equity                                  47.43%       19.70%        16.90%
AIM V.I. Value                                                 22.68%       24.97%        21.08%
The Dreyfus Socially Responsible Growth                        27.64%       26.32%        22.04%
Dreyfus Stock Index                                            13.53%       25.83%        15.81%
Dreyfus VIF Growth & Income                                    11.35%       22.73%        19.15%
Dreyfus VIF Money Market                                       -2.07%        2.87%         3.16%
Dreyfus VIF Small Company Stock                                 3.69%          N/A         6.35%
Federated Prime Money Fund II                                  -2.22%        2.69%         2.69%
Fidelity VIP Equity-Income                                     -0.52%       14.49%        11.71%
Fidelity VIP Growth                                            30.10%       23.83%        16.32%
Fidelity VIP High Income                                        1.28%        6.10%         9.30%
Fidelity VIP Contrafund(R)                                     17.12%          N/A        23.93%

Templeton Developing Markets Securities - class 2              45.99%        N/A        -8.27%
Templeton International Securities                             16.35%     15.10%        13.64%
Templeton Stock                                                17.24%     14.38%        11.28%
Goldman Sachs VIT Capital Growth                               17.57%        N/A        18.13%
Goldman Sachs VIT CORE Large Cap Growth Fund                   28.32%        N/A        23.36%
Goldman Sachs VIT CORE(SM) Small Cap Equity                    10.89%        N/A        -1.02%
Goldman Sachs VIT CORE(SM) U.S. Equity                         17.74%        N/A        16.40%
Goldman Sachs VIT Global Income                                -3.00%        N/A        -0.72%
Goldman Sachs VIT Growth and Income Fund                       -0.46%        N/A         1.27%
Goldman Sachs VIT International Equity Fund                    25.66%        N/A        22.14%
Goldman Sachs VIT Mid Cap Value Fund                           -6.84%        N/A       -13.74%
MFS Emerging Growth Series                                     68.76%        N/A        33.95%
MFS Growth with Income Series                                  -0.16%        N/A        18.69%
MFS New Discovery Series                                       65.51%        N/A        36.01%
MFS Research Series                                            17.14%        N/A        20.72%
Morgan Stanley Equity Growth                                   32.08%        N/A        27.42%
Morgan Stanley Fixed Income                                    -8.35%        N/A         2.22%
Morgan Stanley Global Equity                                   -2.72%        N/A         9.36%
Morgan Stanley International Magnum                            18.05%        N/A        10.57%
Morgan Stanley Mid Cap Value                                   13.52%        N/A        22.29%
Morgan Stanley U.S. Real Estate                                -8.20%        N/A        -1.94%
Morgan Stanley Value                                           -8.62%        N/A         2.09%
Neuberger Berman AMT Guardian                                   7.95%        N/A        20.43%
Neuberger Berman AMT Mid-Cap Growth                            46.29%        N/A        49.52%
Neuberger Berman Partners                                       0.50%     18.82%        15.36%
Oppenheimer Aggressive Growth                                  75.87%     27.68%        17.50%**
Oppenheimer Capital Appreciation                               34.51%     28.63%        15.98%**
Oppenheimer Global Securities                                  51.10%     19.70%        15.14%**
Oppenheimer Main Street Growth and Income Fund                 14.84%        N/A        23.66%**
Oppenheimer Strategic Bond                                     -3.78%      6.31%         5.55%**
STI Capital Appreciation                                        1.84%        N/A        22.04%
STI Value Income Stock                                         -9.70%        N/A        11.17%



*Performance figures have been adjusted to reflect the current charge for the Enhanced Death and Income Benefit Combination Rider as if that feature had been available throughout the periods shown.

**The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age
59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements and the related financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Glenbrook and the accompanying Independent Auditors' Report appear on the pages that follow. The financial statements of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  1999           1998
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $94,173 and $87,415).....................................   $   92,937     $   94,313
  Short-term................................................       53,063          4,663
                                                               ----------     ----------
  Total investments.........................................      146,000         98,976
Cash........................................................            9             --
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................    4,144,165      3,113,278
Deferred income taxes.......................................          293             --
Other assets................................................        2,706          2,590
Separate Accounts...........................................    1,541,756        993,622
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $5,834,929     $4,208,466
                                                               ==========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............          800             --
Contractholder funds........................................    4,143,365      3,113,278
Current income taxes payable................................        2,360          2,181
Deferred income taxes.......................................           --          2,499
Payable to affiliates, net..................................        4,122          3,583
Separate Accounts...........................................    1,541,756        993,622
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    5,692,403      4,115,163
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 and 4,200 shares
  authorized, 5,000 and 4,200 shares issued and
  outstanding...............................................        2,500          2,100
Additional capital paid-in..................................      119,241         69,641
Retained income.............................................       21,588         17,079
Accumulated other comprehensive (loss) income:
  Unrealized net capital (losses) gains.....................         (803)         4,483
                                                               ----------     ----------
      Total accumulated other comprehensive (loss) income...         (803)         4,483
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      142,526         93,303
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $5,834,929     $4,208,466
                                                               ==========     ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,579     $6,231     $5,304
  Realized capital gains and losses.........................      312         (5)     3,460
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,891      6,226      8,764
INCOME TAX EXPENSE..........................................    2,382      2,182      3,078
                                                               ------     ------     ------
NET INCOME..................................................    4,509      4,044      5,686
                                                               ------     ------     ------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
  Change in unrealized net capital gains and losses.........   (5,286)     1,315        378
                                                               ------     ------     ------
COMPREHENSIVE (LOSS) INCOME.................................   $ (777)    $5,359     $6,064
                                                               ======     ======     ======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,100   $ 2,100    $ 2,100
Issuance of new shares of stock.............................       400        --         --
                                                              --------   -------    -------
Balance, end of year........................................     2,500     2,100      2,100
                                                              --------   -------    -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................    69,641    69,641     69,641
Capital contribution........................................    49,600        --         --
                                                              --------   -------    -------
Balance, end of year........................................   119,241    69,641     69,641
                                                              --------   -------    -------
RETAINED INCOME
Balance, beginning of year..................................    17,079    13,035      7,349
Net income..................................................     4,509     4,044      5,686
                                                              --------   -------    -------
Balance, end of year........................................    21,588    17,079     13,035
                                                              --------   -------    -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year..................................     4,483     3,168      2,790
Change in unrealized net capital gains and losses...........    (5,286)    1,315        378
                                                              --------   -------    -------
Balance, end of year........................................      (803)    4,483      3,168
                                                              --------   -------    -------
    Total shareholder's equity..............................  $142,526   $93,303    $87,944
                                                              ========   =======    =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,509   $  4,044   $  5,686
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       (65)       (24)        29
    Realized capital gains and losses.......................      (312)         5     (3,460)
    Changes in:
      Income taxes payable..................................       235      1,590        240
      Other operating assets and liabilities................       264        915        961
                                                              --------   --------   --------
    Net cash provided by operating activities...............     4,631      6,530      3,456
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................     9,049      1,966      1,405
  Investment collections....................................     4,945      7,123     14,217
  Investment purchases......................................   (20,328)   (15,250)   (50,115)
Participation in Separate Accounts..........................        --         --     13,981
Change in short-term investments, net.......................   (48,288)      (369)    (2,944)
                                                              --------   --------   --------
    Net cash used in investing activities...................   (54,622)    (6,530)   (23,456)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................       400         --         --
Capital contribution........................................    49,600         --     20,000
                                                              --------   --------   --------
    Net cash provided by financing activities...............    50,000         --     20,000
                                                              --------   --------   --------
NET INCREASE IN CASH........................................         9         --         --
CASH AT THE BEGINNING OF YEAR...............................        --         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $      9   $     --   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

NATURE OF OPERATIONS
The Company markets savings and life insurance products through banks and securities firms. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 1999, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were Florida, California, Pennsylvania, Michigan, Texas, Illinois and New Jersey for the year ended December 31, 1999. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Investment contracts include variable annuity and variable life contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

Prior to 1998, the Company had an ownership interest ("Participation") in the Separate Accounts. The Company's Participation was carried at fair value and unrealized gains and losses, net of deferred income taxes, were shown as a component of shareholder's equity. Investment income and realized capital gains and losses which arose from the Participation were included in the Company's statements of operations and comprehensive income. The Company liquidated its Participation during 1997, which resulted in a pretax realized capital gain of $3.5 million.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  1999       1998       1997
                                --------   --------   --------
Contract charges                $ 27,175   $ 19,009   $ 11,641
Credited interest, policy
 benefits, and certain
 expenses                        253,945    218,008    179,954

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $26,555, $15,949, and $19,243 in 1999, 1998 and 1997, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                            Gross
                                         Unrealized
                         Amortized   -------------------     Fair
 At December 31, 1999      Cost       Gains      Losses     Value
 --------------------    ---------   --------   --------   --------
U.S. government and
  agencies                $24,274     $1,260    $    --    $25,534
Municipal                   1,656         --       (112)     1,544
Corporate                  49,255          9     (2,022)    47,242
Mortgage-backed
  securities               18,988         96       (467)    18,617
                          -------     ------    -------    -------
  Total fixed income
   securities             $94,173     $1,365    $(2,601)   $92,937
                          =======     ======    =======    =======
At December 31, 1998
U.S. government and
  agencies                $24,350     $4,308    $    --    $28,658
Municipal                     656         24         --        680
Corporate                  33,009      1,575        (39)    34,545
Mortgage-backed
  securities               29,400      1,047        (17)    30,430
                          -------     ------    -------    -------
  Total fixed income
   securities             $87,415     $6,954    $   (56)   $94,313
                          =======     ======    =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1999:

                                           Amortized     Fair
                                             Cost       Value
                                           ---------   --------
Due after one year through five years       $30,974    $31,085
Due after five years through ten years       32,583     30,911
Due after ten years                          11,628     12,324
                                            -------    -------
                                             75,185     74,320
Mortgage-backed securities                   18,988     18,617
                                            -------    -------
  Total                                     $94,173    $92,937
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      Year Ended December 31,           1999       1998       1997
      -----------------------         --------   --------   --------
Fixed income securities                $6,458     $6,151     $5,014
Short-term investments                    230        183        231
Participation in Separate Accounts         --         --        161
                                       ------     ------     ------
  Investment income, before expense     6,688      6,334      5,406
  Investment expense                      109        103        102
                                       ------     ------     ------
  Net investment income                $6,579     $6,231     $5,304
                                       ======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES

       Year Ended December 31,            1999       1998       1997
       -----------------------          --------   --------   --------
Fixed income securities                  $ 312       $(5)     $   (61)
Short-term investments                      --        --            6
Participation in Separate Accounts          --        --        3,515
                                         -----       ---      -------
  Realized capital gains and losses        312        (5)       3,460
  Income Taxes                            (109)        2       (1,211)
                                         -----       ---      -------
  Realized capital gains and losses,
   after tax                             $ 203       $(3)     $ 2,249
                                         =====       ===      =======

Excluding calls and prepayments, gross gains of $370 were realized on sales of fixed income securities during 1999, and gross losses of $58, $5 and $61 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively. There were no gross gains realized on sales of fixed income securities during 1998 and 1997.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital losses on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:

                                                     Gross
                         Cost/                    Unrealized        Unrealized
                       Amortized     Fair     -------------------      Net
                         Cost       Value      Gains      Losses      Losses
                       ---------   --------   --------   --------   ----------
Fixed income
 securities             $94,173    $92,937    $ 1,365    $(2,601)    $(1,236)
                        =======    =======    =======    =======
Deferred income taxes                                                    433
                                                                     -------
Unrealized net
 capital losses                                                      $  (803)
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      Year Ended December 31,          1999       1998       1997
      -----------------------        --------   --------   --------
Fixed income securities              $(8,134)    $2,024    $ 2,410
Participation in Separate Accounts        --         --     (1,829)
Deferred income taxes                  2,848       (709)      (203)
                                     -------     ------    -------
(Decrease) increase in unrealized
 net capital gains                   $(5,286)    $1,315    $   378
                                     =======     ======    =======

SECURITIES ON DEPOSIT
At December 31, 1999, fixed income securities with a carrying value of $10,346 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                1999                    1998
                       -----------------------   -------------------
                        Carrying       Fair      Carrying     Fair
                         Value        Value       Value      Value
                       ----------   ----------   --------   --------
Fixed income
 securities            $   92,937   $   92,937   $ 94,313   $ 94,313
Short-term
 investments               53,063       53,063      4,663      4,663
Separate Accounts       1,541,756    1,541,756    993,622    993,622

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                1998                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $4,156,964   $3,924,117   $3,130,228   $2,967,101
Separate Accounts       1,541,756    1,541,756      993,622      993,622

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges.

The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, 1999 the reserve for life-contingent contract benefits consisted of reserves for immediate annuities. The assumptions for mortality generally utilized in calculating immediate annuity reserves is the 1983 group annuity mortality table. Interest rate assumptions for immediate annuities vary from 3.5% to 7.2%. Other estimation methods used for immediate annuities include the present value of contractually fixed benefits.

At December 31, contractholder funds consists of the following:

                                           1999         1998
                                        ----------   ----------
Interest-sensitive life                 $    9,503   $    3,335
Fixed annuities:
  Immediate annuities                       17,856       12,643
  Deferred annuities                     4,116,006    3,097,300
                                        ----------   ----------
  Total contractholder funds            $4,143,365   $3,113,278
                                        ==========   ==========

Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.0% to 7.2% for interest-sensitive life contracts; 3.5% to 7.2% for immediate annuities and 4.3% to 6.7% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 1% of deferred annuities are subject to a market value adjustment.

7.  CORPORATION RESTRUCTURING
On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and service capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and was, with its eligible domestic subsidiaries, included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 1999       1998
                                               --------   --------
Deferred Assets
Unrealized net capital losses                   $ 433     $    --
                                                -----     -------
  Total deferred assets                           433          --

Deferred Liabilities
Difference in tax bases of investments           (140)        (84)
Unrealized net capital gains                       --      (2,415)
                                                -----     -------
  Total deferred liabilities                     (140)     (2,499)
                                                -----     -------
  Net deferred asset (liability)                $ 293     $(2,499)
                                                =====     =======

Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        1999       1998       1997
                                      --------   --------   --------
Current                                $2,326     $2,164     $3,037
Deferred                                   56         18         41
                                       ------     ------     ------
  Total income tax expense             $2,382     $2,182     $3,078
                                       ======     ======     ======

The Company paid income taxes of $2,148, $592 and $2,839 in 1999, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         1999       1998       1997
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                    (.4)        --         .1
                                        ----       ----       ----
Effective income tax rate               34.6%      35.0%      35.1%
                                        ====       ====       ====

9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $141,362 and $84,865 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $4,179, $4,698 and $3,636 for the years ended December 31, 1999, 1998 and 1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2000 without prior approval of the Arizona Department of Insurance is $4,179.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 1999, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           1999                              1998                              1997
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding (losses)
  gains arising during the
  period                      $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312      $4,034    $(1,412)    $2,622
Less: reclassification
  adjustments                     312       (109)        203         (5)        2          (3)      3,453     (1,209)     2,244
                              -------     ------     -------     ------     -----      ------      ------    -------     ------
Unrealized net capital
  (losses) gains              $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315      $  581    $  (203)    $  378
                              -------     ------     -------     ------     -----      ------      ------    -------     ------
Other comprehensive (loss)
  income                      $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315      $  581    $  (203)    $  378
                              =======     ======     =======     ======     =====      ======      ======    =======     ======

11.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial. These expenses are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1997
Life insurance in force.....................................  $ 4,095    $ 4,095    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $11,641    $11,641    $    --
                                                              =======    =======    =======

                    ------------------------------------------------------------
                    GLENBROOK LIFE MULTI-
                    MANAGER VARIABLE
                    ACCOUNT

                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999 AND FOR THE PERIODS ENDED DECEMBER 31, 1999 AND DECEMBER 31, 1998 AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statement of net assets of Glenbrook Life Multi-Manager Variable Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life Multi-Manager Variable Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
     Capital Appreciation, 30,068 shares (cost $847,645)                                                                 $ 1,069,820
     Diversified Income, 22,719 shares (cost $254,416)                                                                       228,554
     Government Securities, 39,177 shares (cost $431,684)                                                                    416,451
     Growth, 40,053 shares (cost $1,056,820)                                                                               1,291,711
     Growth and Income, 56,629 shares (cost $1,355,614)                                                                    1,788,924
     International Equity, 5,662 shares (cost $125,807)                                                                      165,836
     Global Utilities, 1,141 shares (cost $20,935)                                                                            26,017
     Value, 99,695 shares (cost $2,793,653)                                                                                3,335,849
     Balanced, 64,471 shares (cost $792,523)                                                                                 840,704
     High Yield, 13,650 shares (cost $126,505)                                                                               123,123

Allocation to Sub-Accounts investing in the American Century Variable Portfolios, Inc.:
     American Century VP Balanced, 34,262 shares (cost $270,618)                                                             266,897
     American Century VP International, 8,985 shares (cost $69,392)                                                          112,310

Allocation to Sub-Accounts investing in the Dreyfus Variable Investment Fund:
     VIF Growth and Income, 20,531 shares (cost $456,922)                                                                    523,127
     VIF Money Market, 515,668 shares (cost $515,668)                                                                        515,668
     VIF Small Company Stock, 6,301 shares (cost $93,940)                                                                    105,162

Allocation to Sub-Account investing in the Dreyfus Socially Responsible Growth Fund, Inc., 8,304 shares (cost $272,645)      324,421

Allocation to Sub-Account investing in the Dreyfus Stock Index Fund, 58,798 shares (cost $1,810,503)                       2,260,801

Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
     VIP Growth, 32,641 shares (cost $1,560,575)                                                                           1,792,960
     VIP High Income, 43,426 shares (cost $497,092)                                                                          491,149
     VIP Equity-Income, 76,173 shares (cost $1,893,706)                                                                    1,958,416

Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund II:
     VIP II Contrafund, 55,195 shares (cost $1,412,463)                                                                    1,608,946

Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
     MFS Emerging Growth, 24,262 shares (cost $545,158)                                                                      920,492
     MFS Limited Maturity, 7,516 shares (cost $76,890)                                                                        73,735
     MFS Growth With Income, 7,708 shares (cost $157,213)                                                                    164,266
     MFS New Discovery, 2,884 shares (cost $35,658)                                                                           49,814


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------------------------------------


NET ASSETS
Allocation to Sub-Accounts investing in the Goldman Sachs Variable Insurance Trust:
     Growth and Income,  2,602 shares (cost $29,124)                                                               $         28,331
     CORE U.S. Equity,  19,958 shares (cost $251,242)                                                                       279,015
     CORE Large Cap Growth,  0 shares (cost $0)                                                                                   -
     CORE Small Cap Equity,  20,901 shares (cost $185,156)                                                                  221,548
     Capital Growth,  2,435 shares (cost $29,739)                                                                            34,112
     Mid Cap Value,  0 shares (cost $0)                                                                                           -
     International Equity,  0 shares (cost $0)                                                                                    -
     Global Income,  0 shares (cost $0)                                                                                           -

Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Universal Funds, Inc.:
     Fixed Income,  1,536 shares (cost $16,018)                                                                              15,432
     Equity Growth,  6,969 shares (cost $116,945)                                                                           141,534
     Value,  16,407 shares (cost $191,980)                                                                                  176,540
     Mid Cap Value,  1,490 shares (cost $22,717)                                                                             23,271
     U.S. Real Estate,  0 shares (cost $0)                                                                                        -
     Global Equity,  201 shares (cost $2,585)                                                                                 2,617
     International Magnum,  577 shares (cost $7,543)                                                                          8,010

Allocation to Sub-Accounts investing in the Neuberger & Berman Advisers Management Trust:
     AMT Guardian,  2,515 shares (cost $39,302)                                                                              39,861
     AMT Partners,  9,981 shares (cost $194,510)                                                                            196,017
     AMT Mid-Cap Growth,  274 shares (cost $4,234)                                                                            6,652

Allocation to Sub-Accounts investing in the STI Classic Variable Trust:
     STI Capital Appreciation,  23,609 shares (cost $469,005)                                                               478,554
     STI Value Income Stock,  15,700 shares (cost $219,076)                                                                 207,708

Allocatin to Sub-Account investing in the Federated Insurance Series:
     Federated Prime Money Fund II,  154,678 shares (cost $154,678)                                                         154,678
                                                                                                                  -----------------

     Total Assets                                                                                                        22,469,033

LIABILITIES
Payable to Glenbrook Life and Annuity Company:
     Accrued contract charges                                                                                                 6,367
                                                                                                                   -----------------

         Net Assets                                                                                                $     22,462,666
                                                                                                                   =================


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT


STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------



                                                                        AIM Variable Insurance Funds Sub-Accounts
                                                          -------------------------------------------------------------------------


                                                                          For the Period Ended December 31, 1999
                                                          -------------------------------------------------------------------------


                                                             Capital    Diversified     Government                  Growth &
                                                          Appreciation     Income       Securities      Growth       Income
                                                          -------------  -----------    -----------  ------------  ------------
      INVESTMENT INCOME
      Dividends                                              $24,819       $14,091       $15,295        $38,538      $25,226
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                         (5,790)       (2,888)       (3,769)        (8,866)     (14,959)
           Administrative expense                               (428)         (223)         (280)          (678)      (1,134)
                                                           ---------      --------      --------      ---------    ---------

             Net investment income (loss)                     18,601        10,980        11,246         28,994        9,133
                                                           ---------      --------      --------      ---------    ---------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
        Proceeds from sales                                   51,697        63,133        13,810        108,708      266,730
        Cost of investments sold                              48,710        66,242        14,375         94,667      219,304
                                                           ---------      --------      --------      ---------    ---------

             Net realized gains (losses)                       2,987        (3,109)         (565)        14,041       47,426
                                                           ---------      --------      --------      ---------    ---------

      Change in unrealized gains (losses)                    201,864       (15,493)      (15,693)       183,688      307,544
                                                           ---------      --------      --------      ---------    ---------

             Net gains (losses) on investments               204,851       (18,602)      (16,258)       197,729      354,970
                                                           ---------      --------      --------      ---------    ---------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                             $223,452       $(7,622)      $(5,012)      $226,723     $364,103
                                                           =========      ========      ========      =========    =========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------



                                                                            AIM Variable Insurance Funds Sub-Accounts
                                                           ------------------------------------------------------------------------


                                                                             For the Period Ended December 31, 1999
                                                           ------------------------------------------------------------------------


                                                           International   Global                                   High
                                                              Equity     Utilities        Value       Balanced      Yield
                                                           ------------  -----------   -----------    ---------    ----------
      INVESTMENT INCOME
      Dividends                                              $6,109         $404        $99,958       $12,965       $7,756
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                        (1,100)        (174)       (22,918)       (2,667)        (214)
           Administrative expense                               (82)         (12)        (1,745)         (189)         (19)
                                                           --------      -------      ---------      --------      -------

             Net investment income (loss)                     4,927          218         75,295        10,109        7,523
                                                           --------      -------      ---------      --------      -------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
        Proceeds from sales                                   9,388          175        261,436        12,756          214
        Cost of investments sold                             10,662          173        214,792        13,294          225
                                                           --------      -------      ---------      --------      -------

             Net realized gains (losses)                     (1,274)           2         46,644          (538)         (11)
                                                           --------      -------      ---------      --------      -------

      Change in unrealized gains (losses)                    42,725        5,081        422,054        48,043       (3,382)
                                                           --------      -------      ---------      --------      -------

             Net gains (losses) on investments               41,451        5,083        468,698        47,505       (3,393)
                                                           --------      -------      ---------      --------      -------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                             $46,378       $5,301       $543,993       $57,614       $4,130
                                                           ========      =======      =========      ========      =======



See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------



                                                          American Century Variable
                                                       Portfolios, Inc. Sub-Accounts  Dreyfus Variable Investment Fund Sub-Accounts
                                                       ------------------------------ ---------------------------------------------


                                                                           For the Period Ended December 31, 1999
                                                            -----------------------------------------------------------------------

                                                             American      American            VIF         VIF            VIF
                                                              Century       Century        Growth and     Money      Small Company
                                                            VP Balanced  VP International    Income       Market         Stock
                                                           ------------  ----------------  -----------   ---------   -------------
      INVESTMENT INCOME
      Dividends                                               $33,476         $      -       $24,855         $8,969      $      -
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                          (3,112)          (1,175)       (6,080)        (2,507)       (1,232)
           Administrative expense                                (239)             (87)         (466)          (189)          (89)
                                                             --------         --------      --------      ---------      --------

             Net investment income (loss)                      30,125           (1,262)       18,309          6,273        (1,321)
                                                             --------         --------      --------      ---------      --------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
        Proceeds from sales                                     2,879           21,515        53,707        253,369        13,406
        Cost of investments sold                                3,208           16,611        53,327        253,369        11,361
                                                             --------         --------      --------      ---------      --------

             Net realized gains (losses)                         (329)           4,904           380              -         2,045
                                                             --------         --------      --------      ---------      --------

      Change in unrealized gains (losses)                      (9,390)          43,274        52,631              -        10,456
                                                             --------         --------      --------      ---------      --------

             Net gains (losses) on investments                 (9,719)          48,178        53,011             -         12,501
                                                             --------         --------      --------      ---------      --------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                               $20,406          $46,916       $71,320         $6,273       $11,180
                                                             ========         ========      ========      =========      ========






See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------


                                                   Dreyfus Socially
                                                     Responsible      Dreyfus Stock
                                                  Growth Fund, Inc.    Index Fund          Fidelity Variable Insurance Products
                                                     Sub-Account       Sub-Account                   Fund Sub-Accounts
                                                  ------------------- -----------------  ----------------------------------------


                                                                              For the Period Ended December 31,1999
                                                  --------------------------------------------------------------------------------

                                                   Dreyfus Socially                                    VIP             VIP
                                                     Responsible      Dreyfus Stock       VIP          High          Equity-
                                                  Growth Fund, Inc.     Index Fund      Growth        Income         Income
                                                  ----------------   --------------   -----------   -----------    ----------
INVESTMENT INCOME
Dividends                                             $15,392            $39,624        $26,003       $33,365        $63,618
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                        (2,259)           (25,843)        (6,851)       (4,863)       (19,155)
     Administrative expense                              (175)            (1,957)          (534)         (365)        (1,459)
                                                     --------          ---------      ---------      --------      ---------

       Net investment income (loss)                    12,958             11,824         18,618        28,137         43,004
                                                     --------          ---------      ---------      --------      ---------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                  23,394            371,822         69,697        50,851        246,254
  Cost of investments sold                             18,839            330,648         59,386        49,865        245,774
                                                     --------          ---------      ---------      --------      ---------

       Net realized gains (losses)                      4,555             41,174         10,311           986            480
                                                     --------          ---------      ---------      --------      ---------

Change in unrealized gains (losses)                    39,160            268,612        189,564        (2,946)        17,820
                                                     --------          ---------      ---------      --------      ---------

       Net gains (losses) on investments               43,715            309,786        199,875        (1,960)        18,300
                                                     --------          ---------      ---------      --------      ---------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $56,673           $321,610       $218,493       $26,177        $61,304
                                                     ========          =========      =========      ========      =========





See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------




                                                   Fidelity Variable
                                                   Insurance Products
                                                   Fund II Sub-Account          MFS Variable Insurance Trust Sub-Accounts
                                                   -------------------   -------------------------------------------------------


                                                                      For the Period Ended December 31,1999
                                                   -----------------------------------------------------------------------------

                                                     VIP II              MFS Emerging   MFS Limited    MFS Growth     MFS New
                                                   Contrafund               Growth        Maturity    With Income    Discovery
                                                   --------------        -------------  ------------  ------------  ------------
INVESTMENT INCOME
Dividends                                            $12,548             $       -         $6,100          $189          $870
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                       (7,401)               (5,804)          (911)         (938)         (163)
     Administrative expense                             (553)                 (424)           (68)          (72)          (12)
                                                   ---------             ---------        -------      --------      --------

       Net investment income (loss)                    4,594                (6,228)         5,121          (821)          695
                                                   ---------             ---------        -------      --------      --------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                 57,245                43,467          1,587        15,862           157
  Cost of investments sold                            56,746                35,221          1,667        16,898           150
                                                   ---------             ---------        -------      --------      --------

       Net realized gains (losses)                       499                 8,246            (80)       (1,036)            7
                                                   ---------             ---------        -------      --------      --------

Change in unrealized gains (losses)                  153,062               352,999         (5,524)        7,053        14,155
                                                   ---------             ---------        -------      --------      --------

       Net gains (losses) on investments             153,561               361,245         (5,604)        6,017        14,162
                                                   ---------             ---------        -------      --------      --------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                           $158,155              $355,017          $(483)       $5,196       $14,857
                                                   =========             =========        =======      ========      ========







See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------






                                                                     Goldman Sachs Variable Insurance Trust Sub-Accounts
                                                         -------------------------------------------------------------------


                                                                           For the Period Ended December 31, 1999
                                                         -------------------------------------------------------------------

                                                                                          CORE        CORE
                                                         Growth and         CORE        Large Cap    Small Cap     Capital
                                                           Income        U.S. Equity      Growth      Equity       Growth
                                                         ------------    ------------   ----------   ---------   -----------
INVESTMENT INCOME
Dividends                                                      $316          $4,018       $    -         $491         $763
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                                (264)         (2,317)           -       (1,827)        (244)
     Administrative expense                                     (19)           (156)           -         (122)         (16)
                                                           --------        --------       ------     --------      -------

       Net investment income (loss)                              33           1,545            -       (1,458)         503
                                                           --------        --------       ------     --------      -------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                         9,528          23,680            -       12,673          287
  Cost of investments sold                                   10,079          24,346            -       12,294          262
                                                           --------        --------       ------     --------      -------

       Net realized gains (losses)                             (551)           (666)           -          379           25
                                                           --------        --------       ------     --------      -------

Change in unrealized gains (losses)                            (861)         27,597            -       36,391        4,372
                                                           --------        --------       ------     --------      -------

       Net gains (losses) on investments                     (1,412)         26,931            -       36,770        4,397
                                                           --------        --------       ------     --------      -------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                                   $(1,379)        $28,476       $    -      $35,312       $4,900
                                                           ========        ========       ======     ========      =======








See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Morgan Stanley Dean Witter
                                                                    Goldman Sachs Variable               Universal Funds, Inc.
                                                                 Insurance Trust Sub-Accounts                Sub-Accounts
                                                           -----------------------------------------  --------------------------


                                                                           For the Period Ended December 31, 1999
                                                           ---------------------------------------------------------------------


                                                             Mid Cap      International     Global       Fixed         Equity
                                                              Value           Equity        Income       Income        Growth
                                                           ------------   -------------   ----------  ------------  ------------
INVESTMENT INCOME
Dividends                                                   $     -           $    -         $    -        $701         $4,553
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                                 (14)               -              -         (99)          (947)
     Administrative expense                                      (1)               -              -          (8)           (65)
                                                            -------           ------         ------       -----       --------

       Net investment income (loss)                             (15)               -              -         594          3,541
                                                            -------           ------         ------       -----       --------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                         4,900                -              -         100         13,589
  Cost of investments sold                                    5,036                -              -         105         14,113
                                                            -------           ------         ------       -----       --------

       Net realized gains (losses)                             (136)               -              -          (5)          (524)
                                                            -------           ------         ------       -----       --------

Change in unrealized gains (losses)                            (163)               -              -        (586)        24,318
                                                            -------           ------         ------       -----       --------

       Net gains (losses) on investments                       (299)               -              -        (591)        23,794
                                                            -------           ------         ------       -----       --------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                                     $(314)          $    -         $    -          $3        $27,335
                                                            =======           ======         ======       =====       ========









See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------




                                                              Morgan Stanley Dean Witter Universal Funds, Inc. Sub-Accounts
                                                         ----------------------------------------------------------------------


                                                                          For the Period Ended December 31, 1999
                                                         ----------------------------------------------------------------------


                                                                          Mid Cap           U.S.        Global     International
                                                            Value          Value        Real Estate     Equity       Magnum
                                                         ----------      -----------    -----------   ----------  -------------
INVESTMENT INCOME
Dividends                                                  $2,153          $2,098         $    -          $148            $55
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                            (1,748)           (130)             -           (38)           (11)
     Administrative expense                                  (116)             (8)             -            (3)            (1)
                                                         --------        --------         ------       -------          -----

       Net investment income (loss)                           289           1,960              -           107             43
                                                         --------        --------         ------       -------          -----


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                      28,639           9,841              -         2,405             11
  Cost of investments sold                                 29,891          10,650              -         2,525             12
                                                         --------        --------         ------       -------          -----

       Net realized gains (losses)                         (1,252)           (809)             -          (120)            (1)
                                                         --------        --------         ------       -------          -----

Change in unrealized gains (losses)                       (15,440)            354              -           (35)           468
                                                         --------        --------         ------       -------          -----

       Net gains (losses) on investments                  (16,692)           (455)             -          (155)           467
                                                         --------        --------         ------       -------          -----


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                                $(16,403)         $1,505         $    -          $(48)          $510
                                                         ========        ========         ======       =======          =====







See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------


                                                                     Neuberger & Berman                      STI Classic
                                                           Advisers Management Trust Sub-Accounts       Variable Trust Sub-Accounts
                                                           -------------------------------------------- -------------------------

                                                                            For the Period Ended December 31, 1999
                                                           ------------------------------------------------------------------------


                                                                                          AMT                           Value
                                                              AMT          AMT          Mid-Cap        Capital          Income
                                                           Guardian      Partners        Growth      Appreciation (c)  Stock (c)
                                                           ----------   -----------     --------     ----------------  -----------
      INVESTMENT INCOME
Dividends                                                    $   -          $431        $     -            $247            $928
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                               (277)       (1,871)           (21)           (508)           (277)
     Administrative expense                                    (19)         (126)            (2)            (38)            (21)
                                                             -----      --------        -------        --------        --------

       Net investment income (loss)                           (296)       (1,566)           (23)           (299)            630
                                                             -----      --------        -------        --------        --------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                          853        14,144             20          14,392             235
  Cost of investments sold                                     926        14,973             18          15,245             259
                                                             -----      --------        -------        --------        --------

       Net realized gains (losses)                             (73)         (829)             2            (853)            (24)
                                                             -----      --------        -------        --------        --------

Change in unrealized gains (losses)                            559         1,507          2,418           9,550         (11,368)
                                                             -----      --------        -------        --------        --------

       Net gains (losses) on investments                       486           678          2,420           8,697         (11,392)
                                                             -----      --------        -------        --------        --------

CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                                     $190         $(888)        $2,397          $8,398        $(10,762)
                                                             =====      ========        =======        ========        ========






(c) For the Period Beginning May 1, 1999 and Ended December 31, 1999




See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------



                                                                           Ferderated
                                                                        Insurance Series
                                                                           Sub-Account
                                                                    --------------------------

                                                                      For the Period Ended
                                                                        December 31, 1999
                                                                    --------------------------


                                                                         Federated Prime
                                                                        Money Fund II (d)
                                                                    --------------------------

      INVESTMENT INCOME
      Dividends                                                                         $ 584
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                                                    (130)
           Administrative expense                                                         (11)
                                                                    --------------------------

             Net investment income (loss)                                                 443
                                                                    --------------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
        Proceeds from sales                                                               131
        Cost of investments sold                                                          131
                                                                    --------------------------

             Net realized gains (losses)                                                    -
                                                                    --------------------------

      Change in unrealized gains (losses)                                                   -
                                                                    --------------------------

             Net gains (losses) on investments                                              -
                                                                    --------------------------

      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                                         $ 443
                                                                    ==========================




(d) For the Period Beginning November 1, 1999 and Ended December 31, 1999











See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------


                                                                   AIM Variable Insurance Funds Sub-Accounts
                                                 --------------------------------------------------------------------------------


                                                    Capital Apprecation         Diversifed Income          Government Securities
                                                 ------------------------    ------------------------    ------------------------


                                                    1999         1998 (a)      1999          1998 (a)      1999          1998 (a)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

FROM OPERATIONS
Net investment income (loss)                     $   18,601    $    5,272    $   10,980    $   10,547    $   11,246    $    1,419
Net realized gains (losses)                           2,987        (3,233)       (3,109)         (206)         (565)        4,531
Change in unrealized gains (losses)                 201,864        20,311       (15,493)      (10,370)      (15,693)          460
                                                 ----------    ----------    ----------    ----------    ----------    ----------


Change in net assets resulting from operations      223,452        22,350        (7,622)          (29)       (5,012)        6,410
                                                 ----------    ----------    ----------    ----------    ----------    ----------

FROM CAPITAL TRANSACTIONS
Deposits                                            554,381       172,947        85,926       158,204             -        48,226
Benefit payments                                          -             -             -             -       (10,033)      (16,403)
Payments on termination                              (1,095)            -       (10,841)       (3,438)         (720)            -
Contract maintenance charges                           (334)         (130)          (62)          (94)         (100)          (45)
Transfers among the sub-accounts
     and with the Fixed Account - net                31,478        66,468       (27,193)       33,638       342,750        51,260
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Change in net assets resulting
  from capital transactions                         584,430       239,285        47,830       188,310       331,897        83,038
                                                 ----------    ----------    ----------    ----------    ----------    ----------

INCREASE (DECREASE) IN NET ASSETS                   807,882       261,635        40,208       188,281       326,885        89,448

NET ASSETS AT BEGINNING OF PERIOD                   261,635             -       188,281             -        89,448             -
                                                 ----------    ----------    ----------    ----------    ----------    ----------

NET ASSETS AT END OF PERIOD                      $1,069,517    $  261,635    $  228,489    $  188,281    $  416,333    $   89,448
                                                 ==========    ==========    ==========    ==========    ==========    ==========


(a) For the Period Beginning January 26, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------


                                                                   AIM Variable Insurance Funds Sub-Accounts
                                                 --------------------------------------------------------------------------------


                                                         Growth                 Growth and Income          International Equity
                                                 ------------------------    ------------------------    ------------------------

                                                    1999         1998 (a)       1999         1998 (a)       1999         1998 (a)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

FROM OPERATIONS
Net investment income (loss)                     $   57,696    $   23,206    $    9,133    $    5,211    $    4,927    $      115
Net realized gains (losses)                         (14,662)        1,338        47,426        (1,268)       (1,274)          (20)
Change in unrealized gains (losses)                 183,688        51,203       307,544       125,765        42,725        (2,696)
                                                 ----------    ----------    ----------    ----------    ----------    ----------


Change in net assets resulting from operations      226,722        75,747       364,103       129,708        46,378        (2,601)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

FROM CAPITAL TRANSACTIONS
Deposits                                            635,333       358,667       565,038       797,348        49,428        71,124
Benefit payments                                          -             -       (12,063)            -             -             -
Payments on termination                             (15,013)         (450)      (93,841)      (19,107)       (3,300)            -
Contract maintenance charges                           (401)         (212)         (560)         (469)          (41)          (39)
Transfers among the sub-accounts
     and with the Fixed Account - net                20,066        (9,114)       24,967        33,293        (5,534)       10,374
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Change in net assets resulting
  from capital transactions                         639,985       348,891       483,541       811,065        40,553        81,459
                                                 ----------    ----------    ----------    ----------    ----------    ----------

INCREASE (DECREASE) IN NET ASSETS                   866,707       424,638       847,644       940,773        86,931        78,858

NET ASSETS AT BEGINNING OF PERIOD                   424,638             -       940,773             -        78,858             -
                                                 ----------    ----------    ----------    ----------    ----------    ----------

NET ASSETS AT END OF PERIOD                      $1,291,345    $  424,638    $1,788,417    $  940,773    $  165,789    $   78,858
                                                 ==========    ==========    ==========    ==========    ==========    ==========


(a) For the Period Beginning January 26, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------


                                                                   AIM Variable Insurance Funds Sub-Accounts
                                                 --------------------------------------------------------------------------------


                                                    Global Utilities                  Value                      Balanced
                                                 ------------------------    ------------------------    ------------------------


                                                    1999         1998 (a)       1999         1998 (a)       1999         1998 (a)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

FROM OPERATIONS
Net investment income (loss)                     $      218    $        -   $   75,295     $   44,116    $   10,109    $       54
Net realized gains (losses)                               2             -       46,644         (1,403)         (538)            6
Change in unrealized gains (losses)                   5,081             -      422,054        120,143        48,043           138
                                                 ----------    ----------   ----------     ----------    ----------    ----------

Change in net assets resulting from operations        5,301             -      543,993        162,856        57,614           198
                                                 ----------    ----------   ----------     ----------    ----------    ----------

FROM CAPITAL TRANSACTIONS
Deposits                                                  -             -    1,549,179        901,135       716,040         4,200
Benefit payments                                          -             -      (10,108)       (31,209)            -             -
Payments on termination                                   -             -      (51,767)       (17,715)       (2,565)            -
Contract maintenance charges                             (7)            -       (1,064)          (579)         (239)           (2)
Transfers among the sub-accounts
     and with the Fixed Account - net                20,715             -      143,384        146,799        65,275           (55)
                                                 ----------    ----------   ----------     ----------    ----------    ----------

Change in net assets resulting
  from capital transactions                          20,708             -    1,629,624        998,431       778,511         4,143
                                                 ----------    ----------   ----------     ----------    ----------    ----------

INCREASE (DECREASE) IN NET ASSETS                    26,009             -    2,173,617      1,161,287       836,125         4,341

NET ASSETS AT BEGINNING OF PERIOD                         -             -    1,161,287              -         4,341             -
                                                 ----------    ----------   ----------     ----------    ----------    ----------

NET ASSETS AT END OF PERIOD                      $   26,009    $        -   $3,334,904     $1,161,287    $  840,466    $    4,341
                                                 ==========    ==========   ==========     ==========    ==========    ==========


(a) For the Period Beginning January 26, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                  AIM Variable Insurance
                                                    Funds Sub-Accounts      American Century Variable Portfolios, Inc. Sub-Accounts
                                                --------------------------  -------------------------------------------------------

                                                                                 American Century            American Century
                                                        High Yield                 VP Balanced               VP International
                                                --------------------------  --------------------------  ---------------------------


                                                    1999         1998 (a)       1999          1998           1999          1998
                                                ------------  ------------  ------------  ------------  -------------  ------------

FROM OPERATIONS
Net investment income (loss)                    $     7,523   $         -   $    30,125   $      (124)  $     (1,262)  $       295
Net realized gains (losses)                             (11)            -          (329)          246          4,904             6
Change in unrealized gains (losses)                  (3,382)            -        (9,390)        5,669         43,274          (356)
                                                ------------  ------------  ------------  ------------  -------------  ------------


Change in net assets resulting from operations        4,130             -        20,406         5,791         46,916           (55)
                                                ------------  ------------  ------------  ------------  -------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                            109,155             -             -       171,446              -        42,627
Benefit payments                                          -             -             -             -              -             -
Payments on termination                                   -             -             -             -              -             -
Contract maintenance charges                            (34)            -           (42)         (105)           (15)          (32)
Transfers among the sub-accounts
     and with the Fixed Account - net                 9,837             -        36,223        33,103            372        22,465
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting
  from capital transactions                         118,958             -        36,181       204,444            357        65,060
                                                ------------  ------------  ------------  ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   123,088             -        56,587       210,235         47,273        65,005

NET ASSETS AT BEGINNING OF PERIOD                         -             -       210,235             -         65,005             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

NET ASSETS AT END OF PERIOD                     $   123,088   $         -   $   266,822   $   210,235   $    112,278   $    65,005
                                                ============  ============  ============  ============  =============  ============


(a) For the Period Beginning January 26, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                       Dreyfus Variable Investment Fund Sub-Accounts
                                                -----------------------------------------------------------------------------------


                                                   VIF Growth and Income          VIF Money Market        VIF Small Company Stock
                                                --------------------------  --------------------------  ---------------------------


                                                    1999          1998          1999          1998           1999          1998
                                                ------------  ------------  ------------  ------------  -------------  ------------

FROM OPERATIONS
Net investment income (loss)                    $    18,309   $       460   $     6,273   $     5,245   $     (1,321)  $      (222)
Net realized gains (losses)                             380        (1,484)            -             -          2,045          (477)
Change in unrealized gains (losses)                  52,631        13,573             -             -         10,456           767
                                                ------------  ------------  ------------  ------------  -------------  ------------


Change in net assets resulting from operations       71,320        12,549         6,273         5,245         11,180            68
                                                ------------  ------------  ------------  ------------  -------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                             84,986       365,739        47,218       347,973         20,821        71,142
Benefit payments                                          -             -             -             -         (3,013)            -
Payments on termination                             (18,765)       (2,763)      (14,496)      (64,355)             -             -
Contract maintenance charges                           (123)         (196)         (133)          (73)           (28)          (37)
Transfers among the sub-accounts
     and with the Fixed Account - net                (8,006)       18,237       331,072      (143,202)         1,462         3,537
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting
  from capital transactions                          58,092       381,017       363,661       140,343         19,242        74,642
                                                ------------  ------------  ------------  ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   129,412       393,566       369,934       145,588         30,422        74,710

NET ASSETS AT BEGINNING OF PERIOD                   393,566             -       145,588             -         74,710             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

NET ASSETS AT END OF PERIOD                     $   522,978   $   393,566   $   515,522   $   145,588   $    105,132   $    74,710
                                                ============  ============  ============  ============  =============  ============


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Fidelity Variable
                                                Dreyfus Socially Responsible  Dreyfus Stock Index Fund        Insurance Products
                                               Growth Fund, Inc. Sub-Account         Sub-Account                 Sub-Accounts
                                               ----------------------------- --------------------------  ---------------------------

                                                Dreyfus Socially Responsible
                                                       Growth Fund, Inc.      Dreyfus Stock Index Fund            VIP Growth
                                               ----------------------------- --------------------------  ---------------------------


                                                    1999          1998          1999        1998 (a)        1999           1998
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $    12,958   $     3,845   $    11,824   $     3,855   $     18,618   $    (1,774)
Net realized gains (losses)                           4,555          (499)       41,174        (6,056)        10,311          (179)
Change in unrealized gains (losses)                  39,160         7,917       268,612       181,686        189,564        42,820
                                                ------------  ------------  ------------  ------------  -------------  ------------


Change in net assets resulting from operations       56,673        11,263       321,610       179,485        218,493        40,867
                                                ------------  ------------  ------------  ------------  -------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                            122,780       110,960       475,153     1,357,174      1,171,458       187,018
Benefit payments                                          -             -             -             -              -             -
Payments on termination                                 (75)            -       (65,685)      (20,302)        (5,901)         (180)
Contract maintenance charges                            (69)          (63)         (822)         (808)          (580)         (120)
Transfers among the sub-accounts
     and with the Fixed Account - net                19,528         3,332       (91,929)      106,284        180,461           908
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting
  from capital transactions                         142,164       114,229       316,717     1,442,348      1,345,438       187,626
                                                ------------  ------------  ------------  ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   198,837       125,492       638,327     1,621,833      1,563,931       228,493

NET ASSETS AT BEGINNING OF PERIOD                   125,492             -     1,621,833             -        228,521            28
                                                ------------  ------------  ------------  ------------  -------------  ------------

NET ASSETS AT END OF PERIOD                     $   324,329   $   125,492   $ 2,260,160   $ 1,621,833   $  1,792,452   $   228,521
                                                ============  ============  ============  ============  =============  ============


(a) For the Period Beginning January 26, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                         Fidelity Variable Insurance
                                                Fidelity Variable Insurance Products Fund Sub-Accounts  Products Fund II Sub-Account
                                                ------------------------------------------------------  ---------------------------

                                                      VIP High Income           VIP Equity-Income            VIP II Contrafund
                                                --------------------------  --------------------------  ---------------------------


                                                    1999          1998          1999        1998 (a)        1999           1998
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $    28,137   $    (3,094)  $    43,004   $   (12,007)  $      4,594   $    (1,763)
Net realized gains (losses)                             986       (21,206)          480        (9,976)           499          (995)
Change in unrealized gains (losses)                  (2,946)       (2,998)       17,820        46,890        153,062        43,419
                                                ------------  ------------  ------------  ------------  -------------  ------------


Change in net assets resulting from operations       26,177       (27,298)       61,304        24,907        158,155        40,661
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
Deposits                                            109,918       347,005       654,938     1,188,390      1,013,145       177,256
Benefit payments                                     (4,021)            -             -             -              -             -
Payments on termination                             (14,736)       (8,150)      (48,179)      (17,597)        (5,384)       (8,133)
Contract maintenance charges                            (87)         (177)         (510)         (653)          (383)         (158)
Transfers among the sub-accounts
     and with the Fixed Account - net                27,680        34,671       (19,755)      115,016        137,715        95,588
                                                ------------  ------------  ------------  ------------  -------------  ------------
Change in net assets resulting
  from capital transactions                         118,754       373,349       586,494     1,285,156      1,145,093       264,553
                                                ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS                   144,931       346,051       647,798     1,310,063      1,303,248       305,214

NET ASSETS AT BEGINNING OF PERIOD                   346,079            28     1,310,063             -        305,242            28
                                                ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF PERIOD                     $   491,010   $   346,079   $ 1,957,861   $ 1,310,063   $  1,608,490   $   305,242
                                                ============  ============  ============  ============  =============  ============


(a) For the Period Beginning January 26, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    MFS Variable Insurance Trust Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                   MFS Emerging Growth         MFS Limited Maturity       MFS Growth with Income
                                                --------------------------  --------------------------  ---------------------------


                                                    1999          1998          1999          1998          1999         1998 (b)
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $    (6,228)  $      (899)  $     5,121   $       902   $       (821)  $         -
Net realized gains (losses)                           8,246        (4,763)          (80)        1,395         (1,036)            -
Change in unrealized gains (losses)                 352,999        22,335        (5,524)         (505)         7,053             -
                                                ------------  ------------  ------------  ------------  -------------  ------------


Change in net assets resulting from operations      355,017        16,673          (483)        1,792          5,196             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                            355,904       127,409             -        41,606        147,169             -
Benefit payments                                          -             -             -             -              -             -
Payments on termination                              (2,301)            -             -             -         (1,330)            -
Contract maintenance charges                           (278)          (88)          (45)          (27)           (46)            -
Transfers among the sub-accounts
     and with the Fixed Account - net                46,446        21,421        19,884        10,987         13,231             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting
  from capital transactions                         399,771       148,742        19,839        52,566        159,024             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   754,788       165,415        19,356        54,358        164,220             -

NET ASSETS AT BEGINNING OF PERIOD                   165,443            28        54,358             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

NET ASSETS AT END OF PERIOD                     $   920,231   $   165,443   $    73,714   $    54,358   $    164,220   $         -
                                                ============  ============  ============  ============  =============  ============


(b) For the Period Beginning November 9, 1998 and Ended December 31, 1998.

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                 MFS Variable Insurance
                                                   Trust Sub-Accounts         Goldman Sachs Variable Insurance Trust Sub-Acounts
                                                --------------------------  -------------------------------------------------------

                                                    MFS New Discovery           Growth and Income           CORE U.S. Equity
                                                --------------------------  --------------------------  ---------------------------


                                                    1999        1998 (b)        1999        1998 (b)        1999         1998 (b)
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $       695   $         -   $        33   $        (3)  $      1,545   $        (3)
Net realized gains (losses)                               7             -          (551)            -           (666)            -
Change in unrealized gains (losses)                  14,155             -          (861)           68         27,597           176
                                                ------------  ------------  ------------  ------------  -------------  ------------


Change in net assets resulting from operations       14,857             -        (1,379)           65         28,476           173
                                                ------------  ------------  ------------  ------------  -------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                             23,194             -        26,360         4,200        250,100         4,200
Benefit payments                                          -             -             -             -              -             -
Payments on termination                                   -             -        (1,436)            -         (2,463)            -
Contract maintenance charges                            (14)            -            (9)           (2)           (80)           (2)
Transfers among the sub-accounts
     and with the Fixed Account - net                11,762             -           629          (105)        (1,463)           (5)
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting
  from capital transactions                          34,942             -        25,544         4,093        246,094         4,193
                                                ------------  ------------  ------------  ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    49,799             -        24,165         4,158        274,570         4,366

NET ASSETS AT BEGINNING OF PERIOD                         -             -         4,158             -          4,366             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

NET ASSETS AT END OF PERIOD                     $    49,799   $         -   $    28,323   $     4,158   $    278,936   $     4,366
                                                ============  ============  ============  ============  =============  ============


(b) For the Period Beginning November 9, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                Goldman Sachs Variable Insurance Trust Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                  CORE Large Cap Growth       CORE Small Cap Equity         Capital Growth
                                                --------------------------  --------------------------  ---------------------------

                                                   1999         1998 (b)       1999         1998 (b)        1999         1998 (b)
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $         -   $         -   $    (1,458)  $         -   $        503   $         -
Net realized gains (losses)                               -             -           379             -             25             -
Change in unrealized gains (losses)                       -             -        36,391             -          4,372             -
                                                ------------  ------------  ------------  ------------  -------------  ------------


Change in net assets resulting from operations            -             -        35,312             -          4,900             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                  -             -       196,342             -         16,338             -
Benefit payments                                          -             -             -             -              -             -
Payments on termination                                   -             -          (426)            -              -             -
Contract maintenance charges                              -             -           (76)            -             (9)            -
Transfers among the sub-accounts
     and with the Fixed Account - net                     -             -        (9,667)            -         12,873             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
Change in net assets resulting
  from capital transactions                               -             -       186,173             -         29,202             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                         -             -       221,485             -         34,102             -

NET ASSETS AT BEGINNING OF PERIOD                         -             -             -             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

NET ASSETS AT END OF PERIOD                     $         -   $         -   $   221,485   $         -   $     34,102   $         -
                                                ============  ============  ============  ============  =============  ============


(b) For the Period Beginning November 9, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                               Goldman Sachs Variable Insurance Trust Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                      Mid Cap Value           International Equity            Global Income
                                                --------------------------  --------------------------  ---------------------------

                                                    1999        1998 (b)        1999        1998 (b)        1999         1998 (b)
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $       (15)  $        (1)  $         -   $         -   $          -   $         -
Net realized gains (losses)                            (136)            -             -             -              -             -
Change in unrealized gains (losses)                    (163)          163             -             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting from operations         (314)          162             -             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
Deposits                                             (5,000)        5,000             -             -              -             -
Benefit payments                                          -             -             -             -              -             -
Payments on termination                                   -             -             -             -              -             -
Contract maintenance charges                              3            (3)            -             -              -             -
Transfers among the sub-accounts
     and with the Fixed Account - net                   152             -             -             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
Change in net assets resulting
  from capital transactions                          (4,845)        4,997             -             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS                    (5,159)        5,159             -             -              -             -

NET ASSETS AT BEGINNING OF PERIOD                     5,159             -             -             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF PERIOD                     $         -   $     5,159   $         -   $         -   $          -   $         -
                                                ============  ============  ============  ============  =============  ============


(b) For the Period Beginning November 9, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                           Morgan Stanley Dean Witter Universal Funds, Inc. Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                       Fixed Income              Equity Growth                    Value
                                                --------------------------  --------------------------  ---------------------------

                                                    1999        1998 (b)        1999        1998 (b)        1999         1998 (b)
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $       594   $         -   $     3,541   $        (3)  $        289   $         -
Net realized gains (losses)                              (5)            -          (524)            -         (1,252)            -
Change in unrealized gains (losses)                    (586)            -        24,318           271        (15,440)            -
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting from operations            3             -        27,335           268        (16,403)            -
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
Deposits                                             15,425             -        92,874         4,200        206,900             -
Benefit payments                                          -             -             -             -              -             -
Payments on termination                                   -             -             -             -         (2,037)            -
Contract maintenance charges                             (4)            -           (42)           (2)           (50)            -
Transfers among the sub-accounts
     and with the Fixed Account - net                     4             -        16,889           (28)       (11,920)            -
                                                ------------  ------------  ------------  ------------  -------------  ------------
Change in net assets resulting
  from capital transactions                          15,425             -       109,721         4,170        192,893             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS                    15,428             -       137,056         4,438        176,490             -

NET ASSETS AT BEGINNING OF PERIOD                         -             -         4,438             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF PERIOD                     $    15,428   $         -   $   141,494   $     4,438   $    176,490   $         -
                                                ============  ============  ============  ============  =============  ============


(b) For the Period Beginning November 9, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                           Morgan Stanley Dean Witter Universal Funds, Inc. Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                      Mid Cap Value             U.S. Real Estate              Global Equity
                                                --------------------------  --------------------------  ---------------------------

                                                    1999        1998 (b)        1999        1998 (b)        1999         1998 (b)
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $     1,960   $        93   $         -   $         -   $        107   $        21
Net realized gains (losses)                            (809)            6             -             -           (120)            -
Change in unrealized gains (losses)                     354           200             -             -            (35)           68
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting from operations        1,505           299             -             -            (48)           89
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
Deposits                                              7,396         4,200             -             -              -         2,475
Benefit payments                                          -             -             -             -              -             -
Payments on termination                                   -             -             -             -              -             -
Contract maintenance charges                             (8)           (2)            -             -             (4)           (1)
Transfers among the sub-accounts
     and with the Fixed Account - net                 9,902           (28)            -             -            110            (4)
                                                ------------  ------------  ------------  ------------  -------------  ------------
Change in net assets resulting
  from capital transactions                          17,290         4,170             -             -            106         2,470
                                                ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS                    18,795         4,469             -             -             58         2,559

NET ASSETS AT BEGINNING OF PERIOD                     4,469             -             -             -          2,559             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF PERIOD                     $    23,264   $     4,469   $         -   $         -   $      2,617   $     2,559
                                                ============  ============  ============  ============  =============  ============


(b) For the Period Beginning November 9, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                Morgan Stanley Dean Witter
                                                   Universal Funds, Inc.                Neuberger & Berman Advisers
                                                      Sub-Accounts                     Management Trust Sub-Accounts
                                                --------------------------  -------------------------------------------------------

                                                   International Magnum            AMT Guardian                AMT Partners
                                                --------------------------  --------------------------  ---------------------------

                                                    1999        1998 (b)        1999        1998 (b)        1999         1998 (b)
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $        43   $         -   $      (296)  $         -   $     (1,566)  $         -
Net realized gains (losses)                              (1)            -           (73)            -           (829)            -
Change in unrealized gains (losses)                     468             -           559             -          1,507             -
                                                ------------  ------------  ------------  ------------  -------------  ------------

Change in net assets resulting from operations          510             -           190             -           (888)            -
                                                ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
Deposits                                              7,500             -        40,089             -        208,943             -
Benefit payments                                          -             -             -             -              -             -
Payments on termination                                   -             -          (600)            -           (426)            -
Contract maintenance charges                             (2)            -           (11)            -            (56)            -
Transfers among the sub-accounts
     and with the Fixed Account - net                     -             -           182             -        (11,611)            -
                                                ------------  ------------  ------------  ------------  -------------  ------------
Change in net assets resulting
  from capital transactions                           7,498             -        39,660             -        196,850             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS                     8,008             -        39,850             -        195,962             -

NET ASSETS AT BEGINNING OF PERIOD                         -             -             -             -              -             -
                                                ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF PERIOD                     $     8,008   $         -   $    39,850   $         -   $    195,962   $         -
                                                ============  ============  ============  ============  =============  ============


(b) For the Period Beginning November 9, 1998 and Ended December 31, 1998.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                   Neuberger & Berman                                      Federated
                                                  Advisers Management         STI Classic Variable      Insurance Series
                                                   Trust Sub-Accounts          Trust Sub-Accounts         Sub-Account
                                                --------------------------  --------------------------  ----------------
                                                                               Capital    Value Income   Federated Prime
                                                   AMT Mid-Cap Growth        Appreciation    Stock        Money Fund II
                                                --------------------------  ------------- ------------  ----------------

                                                   1999         1998 (b)       1999 (c)     1999 (c)       1999 (d)
                                                ------------  ------------  ------------- ------------  ----------------
FROM OPERATIONS
Net investment income (loss)                    $       (23)  $         -   $       (299) $       630   $           443
Net realized gains (losses)                               2             -           (853)         (24)                -
Change in unrealized gains (losses)                   2,418             -          9,550      (11,368)                -
                                                ------------  ------------  ------------- ------------  ----------------

Change in net assets resulting from operations        2,397             -          8,398      (10,762)              443
                                                ------------  ------------  ------------- ------------  ----------------
FROM CAPITAL TRANSACTIONS
Deposits                                              4,263             -        417,583      202,922           152,133
Benefit payments                                          -             -              -            -                 -
Payments on termination                                   -             -            306            -                 -
Contract maintenance charges                             (2)            -           (135)         (59)              (44)
Transfers among the sub-accounts
     and with the Fixed Account - net                    (8)            -         52,267       15,548             2,102
                                                ------------  ------------  ------------- ------------  ----------------
Change in net assets resulting
  from capital transactions                           4,253             -        470,021      218,411           154,191
                                                ------------  ------------  ------------- ------------  ----------------
INCREASE (DECREASE) IN NET ASSETS                     6,650             -        478,419      207,649           154,634

NET ASSETS AT BEGINNING OF PERIOD                         -             -              -            -                 -
                                                ------------  ------------  ------------- ------------  ----------------
NET ASSETS AT END OF PERIOD                     $     6,650   $         -   $    478,419      207,649   $       154,634
                                                ============  ============  ============= ============  ================


(b) For the Period Beginning November 9, 1998 and Ended December 31, 1998.

(c) For the Period Beginning May 1, 1999 and Ended December 31, 1999.

(d) For the Period Beginning November 1, 1999 and Ended December 31, 1999.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Glenbrook Life Multi-Manager Variable Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues two variable annuity contracts, the Enhanced Glenbrook Provider and the Glenbrook Provider (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                              MFS VARIABLE INSURANCE TRUST
           Capital Appreciation                                       MFS Emerging Growth
           Diversified Income                                         MFS Limited Maturity
           Government Securities                                      MFS Growth with Income
           Growth                                                     MFS New Discovery
           Growth and Income                                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
           International Equity                                       Growth and Income
           Global Utilities                                           CORE U.S. Equity
           Value                                                      CORE Large Cap Growth
           Balanced                                                   CORE Small Cap Equity
           High Yield                                                 Capital Growth
      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                      Mid Cap Value
           American Century VP Balanced                               International Equity
           American Century VP International                          Global Income
      DREYFUS VARIABLE INVESTMENT FUND                          MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
           VIF Growth and Income                                      Fixed Income
           VIF Money Market                                           Equity Growth
           VIF Small Company Stock                                    Value
      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                  Mid Cap Value
      DREYFUS STOCK INDEX FUND                                        U.S. Real Estate
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                       Global Equity
           VIP Growth                                                 International Magnum
           VIP High Income                                      NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
           VIP Equity-Income                                          AMT Guardian
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND II                    AMT Partners
           VIP II Contrafund                                          AMT Mid-Cap Growth
      FEDERATED INSURANCE SERIES                                STI CLASSIC VARIABLE TRUST
           Federated Prime Money Fund II                              STI Capital Appreciation
                                                                      STI Value Income Stock

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1999.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the Contracts.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the contracts.

4. UNITS ISSUED AND REDEEMED
   (Units in whole amounts)

                                                                           GLENBROOK PROVIDER

                                                                        UNIT ACTIVITY DURING 1999:
                                                                    ----------------------------------

                                                    Units                                    Units            Accumulation
                                                 Outstanding       Units      Units       Outstanding          Unit Value
                                              December 31, 1998    Issued    Redeemed   December 31, 1999   December 31, 1999
                                              -----------------   --------   --------   -----------------   -----------------
Investments in AIM Variable Insurance Funds
  Sub-Accounts:
       Capital Appreciation                               6,547      1,332         (2)              7,877        $      17.63
       Diversified Income                                 9,663      7,054     (3,217)             13,500                9.80
       Government Securities                                692         29         (2)                719               10.29
       Growth                                            15,902        620     (2,257)             14,265               18.00
       Growth and Income                                 20,638      4,900     (4,441)             21,097               17.08
       International Equity                               1,491          -       (284)              1,207               17.51
       Global Utilities                                       -          -          -                   -                   -
       Value                                             34,858      8,032     (8,036)             34,854               17.04
       Balanced                                               -          -          -                   -                   -
       High Yield                                             -          -          -                   -                   -

Investments in the American Century Variable
  Portfolios Inc. Sub-Accounts:
       American Century VP Balanced                       9,621        174         (2)              9,793               13.18
       American Century VP International                    344         28         (1)                371               19.02

Investments in Dreyfus Variable Investment
  Fund Sub-Accounts:
       VIF Growth & Income                               15,709      1,597     (3,577)             13,729               13.64
       VIF Money Market                                     750      9,973     (4,372)              6,351               10.94
       VIF Small Company Stock                              710          -         (2)                708               11.30

Investment in Dreyfus Socially Responsible
  Growth Sub-Account:                                     4,726      2,207          -               6,933               17.69

Investment in Dreyfus Stock Index Sub-Account:           39,205      4,306     (6,106)             37,405               15.27

Investment in the Fidelity Variable Insurance
  Products Fund Sub-Accounts:
       VIP Growth                                         6,361      1,832       (677)              7,516               19.95
       VIP High Income                                    5,530        723       (152)              6,101               10.86
       VIP Equity-Income                                 40,266      7,872     (7,870)             40,268               11.82

Investment in the Fidelity Variable Insurance
  Products Fund II Sub-Account:
       VIP II Contrafund                                  9,350      2,013       (921)             10,442               17.41

Investments in MFS Variable Insurance Trust
  Sub-Accounts:
       MFS Emerging Growth                                4,972      1,344        (70)              6,246               25.40
       MFS Limited Maturity                               1,014         42        (61)                995               10.78
       MFS Growth with Income                                 -          -          -                   -                   -
       MFS New Discovery                                      -          -          -                   -                   -

Investments in the Goldman Sachs Variable
  Insurance Trust Sub-Accounts:
       Growth and Income                                      -          -          -                   -                   -
       CORE U.S. Equity                                       -          -          -                   -                   -
       CORE Large Cap Growth                                  -          -          -                   -                   -
       CORE Small Cap Equity                                  -          -          -                   -                   -
       Capital Growth                                         -          -          -                   -                   -
       Mid Cap Value                                          -          -          -                   -                   -
       International Equity                                   -          -          -                   -                   -
       Global Income                                          -          -          -                   -                   -

Investments in Morgan Stanley Dean Witter
  Universal Funds, Inc. Sub-Accounts
       Fixed Income                                           -          -          -                   -                   -
       Equity Growth                                          -          -          -                   -                   -
       Value                                                  -          -          -                   -                   -
       Mid Cap Value                                          -          -          -                   -                   -
       U.S. Real Estate                                       -          -          -                   -                   -
       Global Equity                                          -          -          -                   -                   -
       International Magnum                                   -          -          -                   -                   -

Investments in Neuberger & Berman Advisers
  Management Trust Sub-Accounts
       AMT Guardian                                           -          -          -                   -                   -
       AMT Partners                                           -          -          -                   -                   -
       AMT Mid Cap Growth                                     -          -          -                   -                   -

Investments in the STI Classic Variable
  Trust Sub-Accounts:
        Capital Appreciation                                  -          -          -                   -                   -
        Value Income Stock                                    -          -          -                   -                   -

Investment in Federated Insurance Series
  Sub-Account:
      Prime Money Fund II                                     -          -          -                   -                   -

Units relating to accrued contract maintenance charges are included in units redeemed.

4. UNITS ISSUED AND REDEEMED
    (Units in whole amounts)

                                                           GLENBROOK PROVIDER WITH ENHANCED DEATH BENEFIT RIDER

                                                                        UNIT ACTIVITY DURING 1999:
                                                                    ----------------------------------

                                                    Units                                    Units            Accumulation
                                                 Outstanding       Units      Units       Outstanding          Unit Value
                                              December 31, 1998    Issued    Redeemed   December 31, 1999   December 31, 1999
                                              -----------------   --------   --------   -----------------   -----------------
Investments in AIM Variable Insurance Funds
  Sub-Accounts:
       Capital Appreciation                               5,197      8,783        (84)             13,896        $      17.59
       Diversified Income                                 8,931      1,481     (2,811)              7,601                9.78
       Government Securities                              7,546     33,335     (1,065)             39,816               10.27
       Growth                                            15,252      2,032     (2,646)             14,638               17.96
       Growth and Income                                 52,358      7,353    (11,248)             48,463               17.05
       International Equity                               5,403         89       (525)              4,967               17.47
       Global Utilities                                       -      1,584          -               1,584               15.05
       Value                                             52,510     19,382     (7,822)             64,070               17.01
       Balanced                                               -          -          -                   -                   -
       High Yield                                             -          -          -                   -                   -

Investments in the American Century Variable
  Portfolios Inc. Sub-Accounts:
       American Century VP Balanced                       7,716      2,771         (3)             10,484               13.14
       American Century VP International                  5,196      1,681     (1,331)              5,546               18.97

Investments in Dreyfus Variable Investment
  Fund Sub-Accounts:
       VIF Growth & Income                               18,031      1,081       (515)             18,597               13.60
       VIF Money Market                                  13,027     45,596    (18,281)             40,342               10.91
       VIF Small Company Stock                            5,753          -          1               5,754               11.28

Investment in Dreyfus Socially Responsible
  Growth Sub-Account:                                     4,373        406     (1,251)              3,528                7.64

Investment in Dreyfus Stock Index Sub-Account:           86,935     11,884    (18,040)             80,779               15.24

Investment in the Fidelity Variable Insurance
  Products Fund Sub-Accounts:
       VIP Growth                                         8,947      4,741     (2,447)             11,241               19.90
       VIP High Income                                   28,509      2,527     (3,565)             27,471               10.84
       VIP Equity-Income                                 76,050      6,651    (12,509)             70,192               11.80

Investment in the Fidelity Variable Insurance
  Products Fund II Sub-Account:
       VIP II Contrafund                                 11,838      3,213       (178)             14,873               17.37

Investments in MFS Variable Insurance Trust
  Sub-Accounts:
       MFS Emerging Growth                                6,085      6,268     (1,424)             10,929               25.33
       MFS Limited Maturity                               3,996      1,864         (3)              5,857               10.75
       MFS Growth with Income                                 -          -          -                   -                   -
       MFS New Discovery                                      -          -          -                   -                   -

Investments in the Goldman Sachs Variable
  Insurance Trust Sub-Accounts:
       Growth and Income                                      -          -          -                   -                   -
       CORE U.S. Equity                                       -          -          -                   -                   -
       CORE Large Cap Growth                                  -          -          -                   -                   -
       CORE Small Cap Equity                                  -          -          -                   -                   -
       Capital Growth                                         -          -          -                   -                   -
       Mid Cap Value                                          -          -          -                   -                   -
       International Equity                                   -          -          -                   -                   -
       Global Income                                          -          -          -                   -                   -

Investments in Morgan Stanley Dean Witter
  Universal Funds, Inc. Sub-Accounts
       Fixed Income                                           -          -          -                   -                   -
       Equity Growth                                          -          -          -                   -                   -
       Value                                                  -          -          -                   -                   -
       Mid Cap Value                                          -          -          -                   -                   -
       U.S. Real Estate                                       -          -          -                   -                   -
       Global Equity                                          -          -          -                   -                   -
       International Magnum                                   -          -          -                   -                   -

Investments in Neuberger & Berman Advisers
  Management Trust Sub-Accounts
       AMT Guardian                                           -          -          -                   -                   -
       AMT Partners                                           -          -          -                   -                   -
       AMT Mid Cap Growth                                     -          -          -                   -                   -

Investments in the STI Classic Variable
  Trust Sub-Accounts:
        Capital Appreciation                                  -          -          -                   -                   -
        Value Income Stock                                    -          -          -                   -                   -

Investment in Federated Insurance Series
  Sub-Account:
      Prime Money Fund II                                     -          -          -                   -                   -

Units relating to accrued contract maintenance charges are included in units redeemed.

4. UNITS ISSUED AND REDEEMED
      (Units in whole amounts)

                                                                      ENHANCED GLENBROOK PROVIDER

                                                                        UNIT ACTIVITY DURING 1999:
                                                                    ----------------------------------

                                                   Units                                    Units            Accumulation
                                                Outstanding       Units      Units       Outstanding          Unit Value
                                             December 31, 1998    Issued    Redeemed   December 31, 1999   December 31, 1999
                                             -----------------   --------   --------   -----------------   -----------------
Investments in AIM Variable Insurance
  Funds Sub-Accounts:
       Capital Appreciation                                  -      8,745        (2)               8,743        $      16.29
       Diversified Income                                    -        721         -                  721                9.91
       Government Securities                                 -          -         -                    -                   -
       Growth                                                -     13,279        (4)              13,275               15.82
       Growth and Income                                     -     12,183        (3)              12,180               15.09
       International Equity                                  -          -         -                    -                   -
       Global Utilities                                      -          -         -                    -                   -
       Value                                                 -     42,090        16)              42,074               14.80
       Balanced                                              -      7,489        (2)               7,487               12.66
       High Yield                                            -      7,389        (2)               7,387               11.27

Investments in the American Century Variable
  Portfolios Inc. Sub-Accounts:
       American Century VP Balanced                          -          -         -                    -                   -
       American Century VP International                     -          -         -                    -                   -

Investments in Dreyfus Variable Investment
  Fund Sub-Accounts:
       VIF Growth & Income                                   -      2,681        (1)               2,680               12.47
       VIF Money Market                                      -          -         -                    -                   -
       VIF Small Company Stock                               -        236         -                  236               11.66

Investment in Dreyfus Socially Responsible
  Growth Sub-Account:                                        -      3,137        (7)               3,130               14.40

Investment in Dreyfus Stock Index Sub-Account:               -      9,936        (6)               9,930               12.97

Investment in the Fidelity Variable Insurance
  Products Fund Sub-Accounts:
       VIP Growth                                            -     25,833        12)              25,821               15.22
       VIP High Income                                       -      3,838        (1)               3,837               11.16
       VIP Equity-Income                                     -     30,273        (9)              30,264               11.02

Investment in the Fidelity Variable Insurance
  Products Fund II Sub-Account:
       VIP II Contrafund                                     -     18,975        12)              18,963               14.33

Investments in MFS Variable Insurance Trust
  Sub-Accounts:
       MFS Emerging Growth                                   -      1,060        (1)               1,059               20.88
       MFS Limited Maturity                                  -          -         -                    -                   -
       MFS Growth with Income                                -      6,299        (4)               6,295               11.41
       MFS New Discovery                                     -        183         -                  183               19.52

Investments in the Goldman Sachs Variable
  Insurance Trust Sub-Accounts:
       Growth and Income                                     -        637         -                  637               10.46
       CORE U.S. Equity                                      -        317         -                  317               13.46
       CORE Large Cap Growth                                 -          -         -                    -                   -
       CORE Small Cap Equity                                 -         86         -                   86               12.36
       Capital Growth                                        -          -         -                    -                   -
       Mid Cap Value                                         -          -         -                    -                   -
       International Equity                                  -          -         -                    -                   -
       Global Income                                         -          -         -                    -                   -

Investments in Morgan Stanley Dean Witter
  Universal Funds, Inc. Sub-Accounts
       Fixed Income                                          -          -         -                    -                   -
       Equity Growth                                         -          -         -                    -                   -
       Value                                                 -          -         -                    -                   -
       Mid Cap Value                                         -          -         -                    -                   -
       U.S. Real Estate                                      -          -         -                    -                   -
       Global Equity                                         -          -         -                    -                   -
       International Magnum                                  -          -         -                    -                   -

Investments in Neuberger & Berman Advisers
  Management Trust Sub-Accounts
       AMT Guardian                                          -          -         -                    -                   -
       AMT Partners                                          -          -         -                    -                   -
       AMT Mid Cap Growth                                    -        296         -                  296               18.45

Investments in the STI Classic Variable
  Trust Sub-Accounts:
        Capital Appreciation                                 -     10,428        (3)              10,425               10.60
        Value Income Stock                                   -      5,700        (1)               5,699                9.46

Investment in Federated Insurance Series
  Sub-Account:
      Prime Money Fund II                                    -      7,988        (3)               7,985               10.06

Units relating to accrued contract maintenance charges are included in units redeemed.

4. UNITS ISSUED AND REDEEMED
    (Units in whole amounts)

                                                       ENHANCED GLENBROOK PROVIDER WITH ENHANCED DEATH BENEFIT RIDER

                                                                        UNIT ACTIVITY DURING 1999:
                                                                    ----------------------------------

                                                    Units                                    Units            Accumulation
                                                 Outstanding       Units      Units       Outstanding          Unit Value
                                              December 31, 1998    Issued    Redeemed   December 31, 1999   December 31, 1999
                                              -----------------   --------   --------   -----------------   -----------------
Investments in AIM Variable Insurance
  Funds Sub-Accounts:
       Capital Appreciation                               1,466     15,985        (4)              17,447        $      16.25
       Diversified Income                                     -          -         -                    -                   -
       Government Securities                                  -          -         -                    -                   -
       Growth                                                 -     14,404        (4)              14,400               15.78
       Growth and Income                                      -     16,354        (5)              16,349               15.05
       International Equity                                   -        606         -                  606               16.34
       Global Utilities                                       -        154         -                  154               14.13
       Value                                                  -     35,455       (10)              35,445               14.76
       Balanced                                               -     16,028        (5)              16,023               12.63
       High Yield                                             -      3,357        (1)               3,356               11.25

Investments in the American Century Variable
  Portfolios Inc. Sub-Accounts:
       American Century VP Balanced                           -          -         -                    -                   -
       American Century VP International                      -          -         -                    -                   -

Investments in Dreyfus Variable Investment
  Fund Sub-Accounts:
       VIF Growth & Income                                    -          -         -                    -                   -
       VIF Money Market                                       -          -         -                    -                   -
       VIF Small Company Stock                              737          -      (737)                   -                   -

Investment in Dreyfus Socially Responsible
  Growth Sub-Account:                                         -      1,093         -                1,093               14.36

Investment in Dreyfus Stock Index Sub-Account:                -      5,558        (2)               5,556               12.94

Investment in the Fidelity Variable Insurance
  Products Fund Sub-Accounts:
       VIP Growth                                           313     45,214       (13)              45,514               15.19
       VIP High Income                                        -      3,915        (1)               3,914               11.13
       VIP Equity-Income                                      -     17,535        (5)              17,530               10.99

Investment in the Fidelity Variable Insurance
  Products Fund II Sub-Account:
       VIP II Contrafund                                      -     30,669        (9)              30,660               14.29

Investments in MFS Variable Insurance Trust
  Sub-Accounts:
       MFS Emerging Growth                                    -      3,068         -                3,068               20.83
       MFS Limited Maturity                                   -                                         -
       MFS Growth with Income                                 -      3,388       (65)               3,323               11.38
       MFS New Discovery                                      -      1,669         -                1,669               19.47

Investments in the Goldman Sachs Variable
  Insurance Trust Sub-Accounts:
       Growth and Income                                      -          -         -                    -                   -
       CORE U.S. Equity                                       -          -         -                    -                   -
       CORE Large Cap Growth                                  -          -         -                    -                   -
       CORE Small Cap Equity                                  -          -         -                    -                   -
       Capital Growth                                         -          -         -                    -                   -
       Mid Cap Value                                        517          -      (517)                   -                   -
       International Equity                                   -          -         -                    -                   -
       Global Income                                          -          -         -                    -                   -

Investments in Morgan Stanley Dean Witter
  Universal Funds, Inc. Sub-Accounts
       Fixed Income                                           -      1,566         -                1,566                9.85
       Equity Growth                                          -      1,954        (1)               1,953               15.05
       Value                                                  -        903         -                  903                9.63
       Mid Cap Value                                          -          -         -                    -                   -
       U.S. Real Estate                                       -          -         -                    -                   -
       Global Equity                                        245          -      (245)                   -                   -
       International Magnum                                   -        625        (1)                 624               12.83

Investments in Neuberger & Berman Advisers
  Management Trust Sub-Accounts
       AMT Guardian                                           -      1,333         -                1,333               12.25
       AMT Partners                                           -          -         -                    -                   -
       AMT Mid Cap Growth                                     -          -         -                    -                   -

Investments in the STI Classic Variable
  Trust Sub-Accounts:
        Capital Appreciation                                  -     12,989        (4)             12,985                10.60
        Value Income Stock                                    -      4,409        (1)              4,408                 9.46

Investment in Federated Insurance Series
  Sub-Account:
      Prime Money Fund II                                     -      2,093         -               2,093                10.06

Units relating to accrued contract maintenance charges are included in units redeemed.

4. UNITS ISSUED AND REDEEMED
    (Units in whole amounts)

                                                      Enhanced Glenbrook Provider With Enhanced Death Benefit Rider
                                                                    Income Benefit Combination Rider
                                                                        UNIT ACTIVITY DURING 1999:
                                                                    ----------------------------------

                                                    Units                                    Units            Accumulation
                                                 Outstanding       Units      Units       Outstanding          Unit Value
                                              December 31, 1998    Issued    Redeemed   December 31, 1999   December 31, 1999
                                              -----------------   --------   --------   -----------------   -----------------
Investments in AIM Variable Insurance
  Funds Sub-Accounts:
       Capital Appreciation                                 398     16,538      (890)              16,046        $      16.21
       Diversified Income                                     -      1,484         -                1,484                9.86
       Government Securities                                  -          -         -                    -                   -
       Growth                                               386     20,954       (94)              21,246               15.74
       Growth and Income                                      -     12,269      (810)              11,459               15.01
       International Equity                                   -      2,944        (1)               2,943               16.30
       Global Utilities                                       -          -         -                    -                   -
       Value                                                  -     34,573      (285)              34,288               14.73
       Balanced                                             405     42,945      (229)              43,121               12.60
       High Yield                                             -        185         -                  185               11.22

Investments in the American Century Variable
  Portfolios Inc. Sub-Accounts:
       American Century VP Balanced                           -          -         -                    -                   -
       American Century VP International                      -          -         -                    -                   -

Investments in Dreyfus Variable Investment
  Fund Sub-Accounts:
       VIF Growth & Income                                    -      4,036       (53)               3,983               12.40
       VIF Money Market                                       -      1,159      (582)                 577               10.36
       VIF Small Company Stock                                -      2,544        (2)               2,542               11.60

Investment in Dreyfus Socially Responsible
  Growth Sub-Account:                                         -      5,495        (2)               5,493               14.33

Investment in Dreyfus Stock Index Sub-Account:              401     21,487    (1,933)              19,955               12.90

Investment in the Fidelity Variable Insurance
  Products Fund Sub-Accounts:
       VIP Growth                                             -     22,199      (111)              22,088               15.15
       VIP High Income                                        -      3,668        (1)               3,667               11.10
       VIP Equity-Income                                      -     11,679       (58)              11,621               10.96

Investment in the Fidelity Variable Insurance
  Products Fund II Sub-Account:
       VIP II Contrafund                                    387     33,316    (1,542)              32,161               14.26

Investments in MFS Variable Insurance Trust
  Sub-Accounts:
       MFS Emerging Growth                                  377     18,928      (116)              19,189               20.78
       MFS Limited Maturity                                   -          -         -                    -                   -
       MFS Growth with Income                                 -      5,523      (715)               4,808               11.35
       MFS New Discovery                                      -        707         -                  707               19.42

Investments in the Goldman Sachs Variable
  Insurance Trust Sub-Accounts:
       Growth and Income                                    419      1,802      (140)               2,081               10.41
       CORE U.S. Equity                                     401     20,828      (714)              20,515               13.39
       CORE Large Cap Growth                                  -          -         -                    -                   -
       CORE Small Cap Equity                                  -     18,952    (1,034)              17,918               12.30
       Capital Growth                                         -      2,450        (1)               2,449               13.92
       Mid Cap Value                                          -          -         -                    -                   -
       International Equity                                   -          -         -                    -                   -
       Global Income                                          -          -         -                    -                   -

Investments in Morgan Stanley Dean Witter
  Universal Funds, Inc. Sub-Accounts
       Fixed Income                                                                                     -
       Equity Growth                                        406      7,061        (3)               7,464               15.02
       Value                                                  -     18,913    (1,448)              17,465                9.61
       Mid Cap Value                                        408      1,381        (1)               1,788               13.01
       U.S. Real Estate                                       -          -         -                    -                   -
       Global Equity                                          -        245         -                  245               10.69
       International Magnum                                   -          -         -                    -                   -

Investments in Neuberger & Berman Advisers
  Management Trust Sub-Accounts
       AMT Guardian                                           -      1,977       (53)               1,924               12.22
       AMT Partners                                           -     19,220    (1,224)              17,996               10.89
       AMT Mid Cap Growth                                     -         64         -                   64               18.36

Investments in the STI Classic Variable
  Trust Sub-Accounts:
        Capital Appreciation                                  -     23,173    (1,433)              21,740               10.59
        Value Income Stock                                    -     11,851        (3)              11,848                9.46

Investment in Federated Insurance Series
  Sub-Account:
      Prime Money Fund II                                     -      5,293        (2)               5,291               10.06

Units relating to accrued contract maintenance charges are included in units redeemed.